Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO VARIABLE INSURANCE TRUST
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026478
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,857	$10,146	$10,129	$10,036
2/29/16	$9,846	$10,244	$10,213	$10,065
3/31/16	$10,502	$10,328	$10,360	$10,136
4/30/16	$10,821	$10,346	$10,388	$10,214
5/31/16	$10,568	$10,389	$10,328	$10,279
6/30/16	$10,921	$10,587	$10,497	$10,348
7/31/16	$11,164	$10,650	$10,530	$10,386
8/31/16	$11,209	$10,645	$10,477	$10,446
9/30/16	$11,328	$10,644	$10,557	$10,515
10/31/16	$11,361	$10,541	$10,544	$10,581
11/30/16	$11,095	$10,366	$10,390	$10,636
12/31/16	$11,293	$10,395	$10,401	$10,705
1/31/17	$11,541	$10,357	$10,478	$10,790
2/28/17	$11,744	$10,446	$10,504	$10,851
3/31/17	$11,854	$10,441	$10,511	$10,890
4/30/17	$11,899	$10,512	$10,558	$10,947
5/31/17	$12,047	$10,573	$10,552	$10,984
6/30/17	$12,062	$10,543	$10,469	$11,036
7/31/17	$12,302	$10,578	$10,522	$11,084
8/31/17	$12,451	$10,674	$10,594	$11,170
9/30/17	$12,449	$10,625	$10,543	$11,270
10/31/17	$12,530	$10,670	$10,560	$11,324
11/30/17	$12,588	$10,687	$10,548	$11,399
12/31/17	$12,822	$10,710	$10,598	$11,468
1/31/18	$13,129	$10,634	$10,519	$11,562
2/28/18	$12,799	$10,610	$10,471	$11,639
3/31/18	$12,849	$10,698	$10,556	$11,688
4/30/18	$12,849	$10,658	$10,542	$11,765
5/31/18	$12,683	$10,698	$10,591	$11,838
6/30/18	$12,536	$10,718	$10,621	$11,897
7/31/18	$12,668	$10,721	$10,580	$11,955
8/31/18	$12,488	$10,754	$10,651	$12,024
9/30/18	$12,555	$10,713	$10,577	$12,096
10/31/18	$12,170	$10,692	$10,495	$12,172
11/30/18	$12,267	$10,744	$10,529	$12,214
12/31/18	$12,129	$10,899	$10,572	$12,271
1/31/19	$12,679	$11,015	$10,690	$12,312
2/28/19	$12,703	$11,028	$10,700	$12,397
3/31/19	$12,782	$11,225	$10,843	$12,493
4/30/19	$12,843	$11,232	$10,890	$12,588
5/31/19	$12,720	$11,394	$11,008	$12,643
6/30/19	$13,110	$11,553	$11,118	$12,691
7/31/19	$13,049	$11,644	$11,135	$12,771
8/31/19	$12,888	$11,908	$11,278	$12,834
9/30/19	$13,021	$11,853	$11,185	$12,905
10/31/19	$13,208	$11,833	$11,216	$12,992
11/30/19	$13,208	$11,819	$11,218	$13,080
12/31/19	$13,572	$11,795	$11,296	$13,170
1/31/20	$13,358	$12,008	$11,443	$13,248
2/29/20	$12,892	$12,155	$11,542	$13,308
3/31/20	$11,385	$11,965	$11,331	$13,304
4/30/20	$11,997	$12,159	$11,561	$13,257
5/31/20	$12,399	$12,194	$11,633	$13,300
6/30/20	$12,761	$12,254	$11,757	$13,416
7/31/20	$13,174	$12,388	$11,925	$13,536
8/31/20	$13,278	$12,299	$12,094	$13,640
9/30/20	$13,083	$12,343	$12,051	$13,730
10/31/20	$12,912	$12,344	$12,002	$13,802
11/30/20	$14,068	$12,415	$12,094	$13,888
12/31/20	$14,659	$12,453	$12,244	$14,002
1/31/21	$14,911	$12,386	$12,320	$14,090
2/28/21	$15,295	$12,193	$12,231	$14,195
3/31/21	$15,546	$12,145	$12,251	$14,318
4/30/21	$15,955	$12,177	$12,407	$14,469
5/31/21	$16,365	$12,204	$12,523	$14,620
6/30/21	$16,616	$12,264	$12,533	$14,800
7/31/21	$16,700	$12,416	$12,821	$14,927
8/31/21	$16,813	$12,391	$12,797	$15,029
9/30/21	$16,524	$12,274	$12,744	$15,153
10/31/21	$16,789	$12,242	$12,847	$15,351
11/30/21	$16,435	$12,330	$12,878	$15,535
12/31/21	$17,039	$12,280	$12,940	$15,705
1/31/22	$16,757	$12,087	$12,783	$15,862
2/28/22	$16,521	$11,926	$12,907	$16,033
3/31/22	$16,652	$11,669	$12,714	$16,257
4/30/22	$16,047	$11,355	$12,595	$16,384
5/31/22	$16,047	$11,340	$12,590	$16,598
6/30/22	$14,937	$11,168	$12,279	$16,872
7/31/22	$15,525	$11,452	$12,721	$16,934
8/31/22	$15,206	$11,153	$12,418	$17,015
9/30/22	$14,014	$10,795	$11,796	$17,154
10/31/22	$14,470	$10,758	$11,925	$17,309
11/30/22	$15,265	$11,032	$12,071	$17,420
12/31/22	$15,021	$10,902	$11,990	$17,497
1/31/23	$15,805	$11,153	$12,150	$17,660
2/28/23	$15,334	$10,975	$12,006	$17,790
3/31/23	$15,473	$11,219	$12,342	$17,872
4/30/23	$15,579	$11,276	$12,366	$18,013
5/31/23	$15,190	$11,232	$12,226	$18,113
6/30/23	$15,582	$11,225	$12,167	$18,232
7/31/23	$15,936	$11,229	$12,222	$18,336
8/31/23	$15,617	$11,215	$12,168	$18,498
9/30/23	$15,207	$11,021	$12,044	$18,645
10/31/23	$14,888	$10,943	$12,030	$18,737
11/30/23	$15,580	$11,319	$12,259	$18,838
12/31/23	$16,244	$11,681	$12,513	$18,953
1/31/24	$16,190	$11,658	$12,559	$19,092
2/29/24	$16,244	$11,578	$12,446	$19,243
3/31/24	$16,541	$11,683	$12,546	$19,385
4/30/24	$16,138	$11,495	$12,417	$19,518
5/31/24	$16,486	$11,596	$12,590	$19,605
6/30/24	$16,517	$11,697	$12,686	$19,685
7/31/24	$16,927	$11,923	$12,874	$19,792
8/31/24	$17,131	$12,053	$12,963	$19,906
9/30/24	$17,459	$12,193	$13,130	$20,031
10/31/24	$16,911	$12,028	$12,956	$20,155
11/30/24	$17,308	$12,171	$13,015	$20,291
12/31/24	$16,852	$12,078	$12,900	$20,445
1/31/25	$17,139	$12,125	$13,056	$20,620
2/28/25	$17,408	$12,271	$13,281	$20,746
3/31/25	$17,403	$12,219	$13,417	$20,821
4/30/25	$17,364	$12,340	$13,498	$20,950
5/31/25	$17,558	$12,299	$13,444	$21,052
6/30/25	$17,943	$12,417	$13,555	$21,196
7/31/25	$17,924	$12,407	$13,592	$21,322
8/31/25	$18,454	$12,475	$13,824	$21,486
9/30/25	$18,729	$12,567	$13,821	$21,638
10/31/25	$18,888	$12,666	$13,843	$21,772
11/30/25	$19,167	$12,692	$13,890	$21,856
12/31/25	$19,245	$12,665	$13,864	$22,009

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	14.20%	5.60%	6.77%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 199,030,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026480
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,129	$10,036
2/29/16	$9,848	$10,244	$10,213	$10,065
3/31/16	$10,506	$10,328	$10,360	$10,136
4/30/16	$10,822	$10,346	$10,388	$10,214
5/31/16	$10,571	$10,389	$10,328	$10,279
6/30/16	$10,918	$10,587	$10,497	$10,348
7/31/16	$11,170	$10,650	$10,530	$10,386
8/31/16	$11,214	$10,645	$10,477	$10,446
9/30/16	$11,329	$10,644	$10,557	$10,515
10/31/16	$11,351	$10,541	$10,544	$10,581
11/30/16	$11,087	$10,366	$10,390	$10,636
12/31/16	$11,290	$10,395	$10,401	$10,705
1/31/17	$11,536	$10,357	$10,478	$10,790
2/28/17	$11,737	$10,446	$10,504	$10,851
3/31/17	$11,843	$10,441	$10,511	$10,890
4/30/17	$11,888	$10,512	$10,558	$10,947
5/31/17	$12,033	$10,573	$10,552	$10,984
6/30/17	$12,045	$10,543	$10,469	$11,036
7/31/17	$12,294	$10,578	$10,522	$11,084
8/31/17	$12,441	$10,674	$10,594	$11,170
9/30/17	$12,436	$10,625	$10,543	$11,270
10/31/17	$12,516	$10,670	$10,560	$11,324
11/30/17	$12,573	$10,687	$10,548	$11,399
12/31/17	$12,801	$10,710	$10,598	$11,468
1/31/18	$13,104	$10,634	$10,519	$11,562
2/28/18	$12,778	$10,610	$10,471	$11,639
3/31/18	$12,825	$10,698	$10,556	$11,688
4/30/18	$12,825	$10,658	$10,542	$11,765
5/31/18	$12,661	$10,698	$10,591	$11,838
6/30/18	$12,513	$10,718	$10,621	$11,897
7/31/18	$12,642	$10,721	$10,580	$11,955
8/31/18	$12,465	$10,754	$10,651	$12,024
9/30/18	$12,528	$10,713	$10,577	$12,096
10/31/18	$12,137	$10,692	$10,495	$12,172
11/30/18	$12,243	$10,744	$10,529	$12,214
12/31/18	$12,104	$10,899	$10,572	$12,271
1/31/19	$12,646	$11,015	$10,690	$12,312
2/28/19	$12,670	$11,028	$10,700	$12,397
3/31/19	$12,745	$11,225	$10,843	$12,493
4/30/19	$12,818	$11,232	$10,890	$12,588
5/31/19	$12,685	$11,394	$11,008	$12,643
6/30/19	$13,078	$11,553	$11,118	$12,691
7/31/19	$13,005	$11,644	$11,135	$12,771
8/31/19	$12,847	$11,908	$11,278	$12,834
9/30/19	$12,975	$11,853	$11,185	$12,905
10/31/19	$13,171	$11,833	$11,216	$12,992
11/30/19	$13,171	$11,819	$11,218	$13,080
12/31/19	$13,525	$11,795	$11,296	$13,170
1/31/20	$13,314	$12,008	$11,443	$13,248
2/29/20	$12,856	$12,155	$11,542	$13,308
3/31/20	$11,332	$11,965	$11,331	$13,304
4/30/20	$11,959	$12,159	$11,561	$13,257
5/31/20	$12,353	$12,194	$11,633	$13,300
6/30/20	$12,709	$12,254	$11,757	$13,416
7/31/20	$13,128	$12,388	$11,925	$13,536
8/31/20	$13,230	$12,299	$12,094	$13,640
9/30/20	$13,022	$12,343	$12,051	$13,730
10/31/20	$12,854	$12,344	$12,002	$13,802
11/30/20	$14,004	$12,415	$12,094	$13,888
12/31/20	$14,595	$12,453	$12,244	$14,002
1/31/21	$14,842	$12,386	$12,320	$14,090
2/28/21	$15,219	$12,193	$12,231	$14,195
3/31/21	$15,477	$12,145	$12,251	$14,318
4/30/21	$15,879	$12,177	$12,407	$14,469
5/31/21	$16,295	$12,204	$12,523	$14,620
6/30/21	$16,538	$12,264	$12,533	$14,800
7/31/21	$16,621	$12,416	$12,821	$14,927
8/31/21	$16,731	$12,391	$12,797	$15,029
9/30/21	$16,435	$12,274	$12,744	$15,153
10/31/21	$16,709	$12,242	$12,847	$15,351
11/30/21	$16,348	$12,330	$12,878	$15,535
12/31/21	$16,936	$12,280	$12,940	$15,705
1/31/22	$16,674	$12,087	$12,783	$15,862
2/28/22	$16,427	$11,926	$12,907	$16,033
3/31/22	$16,553	$11,669	$12,714	$16,257
4/30/22	$15,945	$11,355	$12,595	$16,384
5/31/22	$15,945	$11,340	$12,590	$16,598
6/30/22	$14,852	$11,168	$12,279	$16,872
7/31/22	$15,427	$11,452	$12,721	$16,934
8/31/22	$15,115	$11,153	$12,418	$17,015
9/30/22	$13,928	$10,795	$11,796	$17,154
10/31/22	$14,375	$10,758	$11,925	$17,309
11/30/22	$15,169	$11,032	$12,071	$17,420
12/31/22	$14,926	$10,902	$11,990	$17,497
1/31/23	$15,709	$11,153	$12,150	$17,660
2/28/23	$15,232	$10,975	$12,006	$17,790
3/31/23	$15,365	$11,219	$12,342	$17,872
4/30/23	$15,468	$11,276	$12,366	$18,013
5/31/23	$15,089	$11,232	$12,226	$18,113
6/30/23	$15,467	$11,225	$12,167	$18,232
7/31/23	$15,830	$11,229	$12,222	$18,336
8/31/23	$15,502	$11,215	$12,168	$18,498
9/30/23	$15,097	$11,021	$12,044	$18,645
10/31/23	$14,768	$10,943	$12,030	$18,737
11/30/23	$15,478	$11,319	$12,259	$18,838
12/31/23	$16,122	$11,681	$12,513	$18,953
1/31/24	$16,070	$11,658	$12,559	$19,092
2/29/24	$16,122	$11,578	$12,446	$19,243
3/31/24	$16,409	$11,683	$12,546	$19,385
4/30/24	$16,016	$11,495	$12,417	$19,518
5/31/24	$16,355	$11,596	$12,590	$19,605
6/30/24	$16,399	$11,697	$12,686	$19,685
7/31/24	$16,799	$11,923	$12,874	$19,792
8/31/24	$16,999	$12,053	$12,963	$19,906
9/30/24	$17,314	$12,193	$13,130	$20,031
10/31/24	$16,780	$12,028	$12,956	$20,155
11/30/24	$17,167	$12,171	$13,015	$20,291
12/31/24	$16,699	$12,078	$12,900	$20,445
1/31/25	$16,997	$12,125	$13,056	$20,620
2/28/25	$17,259	$12,271	$13,281	$20,746
3/31/25	$17,251	$12,219	$13,417	$20,821
4/30/25	$17,213	$12,340	$13,498	$20,950
5/31/25	$17,402	$12,299	$13,444	$21,052
6/30/25	$17,792	$12,417	$13,555	$21,196
7/31/25	$17,754	$12,407	$13,592	$21,322
8/31/25	$18,289	$12,475	$13,824	$21,486
9/30/25	$18,571	$12,567	$13,821	$21,638
10/31/25	$18,707	$12,666	$13,843	$21,772
11/30/25	$18,997	$12,692	$13,890	$21,856
12/31/25	$19,069	$12,665	$13,864	$22,009

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	14.19%	5.49%	6.67%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 199,030,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030992
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,129	$10,036
2/29/16	$9,848	$10,244	$10,213	$10,065
3/31/16	$10,510	$10,328	$10,360	$10,136
4/30/16	$10,827	$10,346	$10,388	$10,214
5/31/16	$10,587	$10,389	$10,328	$10,279
6/30/16	$10,930	$10,587	$10,497	$10,348
7/31/16	$11,182	$10,650	$10,530	$10,386
8/31/16	$11,226	$10,645	$10,477	$10,446
9/30/16	$11,349	$10,644	$10,557	$10,515
10/31/16	$11,371	$10,541	$10,544	$10,581
11/30/16	$11,106	$10,366	$10,390	$10,636
12/31/16	$11,308	$10,395	$10,401	$10,705
1/31/17	$11,565	$10,357	$10,478	$10,790
2/28/17	$11,766	$10,446	$10,504	$10,851
3/31/17	$11,878	$10,441	$10,511	$10,890
4/30/17	$11,923	$10,512	$10,558	$10,947
5/31/17	$12,081	$10,573	$10,552	$10,984
6/30/17	$12,089	$10,543	$10,469	$11,036
7/31/17	$12,339	$10,578	$10,522	$11,084
8/31/17	$12,487	$10,674	$10,594	$11,170
9/30/17	$12,478	$10,625	$10,543	$11,270
10/31/17	$12,570	$10,670	$10,560	$11,324
11/30/17	$12,627	$10,687	$10,548	$11,399
12/31/17	$12,865	$10,710	$10,598	$11,468
1/31/18	$13,170	$10,634	$10,519	$11,562
2/28/18	$12,841	$10,610	$10,471	$11,639
3/31/18	$12,895	$10,698	$10,556	$11,688
4/30/18	$12,895	$10,658	$10,542	$11,765
5/31/18	$12,730	$10,698	$10,591	$11,838
6/30/18	$12,577	$10,718	$10,621	$11,897
7/31/18	$12,731	$10,721	$10,580	$11,955
8/31/18	$12,541	$10,754	$10,651	$12,024
9/30/18	$12,613	$10,713	$10,577	$12,096
10/31/18	$12,219	$10,692	$10,495	$12,172
11/30/18	$12,326	$10,744	$10,529	$12,214
12/31/18	$12,195	$10,899	$10,572	$12,271
1/31/19	$12,729	$11,015	$10,690	$12,312
2/28/19	$12,766	$11,028	$10,700	$12,397
3/31/19	$12,847	$11,225	$10,843	$12,493
4/30/19	$12,921	$11,232	$10,890	$12,588
5/31/19	$12,786	$11,394	$11,008	$12,643
6/30/19	$13,179	$11,553	$11,118	$12,691
7/31/19	$13,118	$11,644	$11,135	$12,771
8/31/19	$12,958	$11,908	$11,278	$12,834
9/30/19	$13,095	$11,853	$11,185	$12,905
10/31/19	$13,293	$11,833	$11,216	$12,992
11/30/19	$13,293	$11,819	$11,218	$13,080
12/31/19	$13,648	$11,795	$11,296	$13,170
1/31/20	$13,436	$12,008	$11,443	$13,248
2/29/20	$12,985	$12,155	$11,542	$13,308
3/31/20	$11,452	$11,965	$11,331	$13,304
4/30/20	$12,086	$12,159	$11,561	$13,257
5/31/20	$12,478	$12,194	$11,633	$13,300
6/30/20	$12,850	$12,254	$11,757	$13,416
7/31/20	$13,274	$12,388	$11,925	$13,536
8/31/20	$13,377	$12,299	$12,094	$13,640
9/30/20	$13,176	$12,343	$12,051	$13,730
10/31/20	$13,006	$12,344	$12,002	$13,802
11/30/20	$14,182	$12,415	$12,094	$13,888
12/31/20	$14,763	$12,453	$12,244	$14,002
1/31/21	$15,027	$12,386	$12,320	$14,090
2/28/21	$15,409	$12,193	$12,231	$14,195
3/31/21	$15,676	$12,145	$12,251	$14,318
4/30/21	$16,097	$12,177	$12,407	$14,469
5/31/21	$16,505	$12,204	$12,523	$14,620
6/30/21	$16,761	$12,264	$12,533	$14,800
7/31/21	$16,845	$12,416	$12,821	$14,927
8/31/21	$16,957	$12,391	$12,797	$15,029
9/30/21	$16,667	$12,274	$12,744	$15,153
10/31/21	$16,945	$12,242	$12,847	$15,351
11/30/21	$16,579	$12,330	$12,878	$15,535
12/31/21	$17,187	$12,280	$12,940	$15,705
1/31/22	$16,921	$12,087	$12,783	$15,862
2/28/22	$16,671	$11,926	$12,907	$16,033
3/31/22	$16,805	$11,669	$12,714	$16,257
4/30/22	$16,203	$11,355	$12,595	$16,384
5/31/22	$16,203	$11,340	$12,590	$16,598
6/30/22	$15,088	$11,168	$12,279	$16,872
7/31/22	$15,689	$11,452	$12,721	$16,934
8/31/22	$15,355	$11,153	$12,418	$17,015
9/30/22	$14,159	$10,795	$11,796	$17,154
10/31/22	$14,629	$10,758	$11,925	$17,309
11/30/22	$15,420	$11,032	$12,071	$17,420
12/31/22	$15,183	$10,902	$11,990	$17,497
1/31/23	$15,980	$11,153	$12,150	$17,660
2/28/23	$15,495	$10,975	$12,006	$17,790
3/31/23	$15,637	$11,219	$12,342	$17,872
4/30/23	$15,760	$11,276	$12,366	$18,013
5/31/23	$15,374	$11,232	$12,226	$18,113
6/30/23	$15,769	$11,225	$12,167	$18,232
7/31/23	$16,121	$11,229	$12,222	$18,336
8/31/23	$15,804	$11,215	$12,168	$18,498
9/30/23	$15,402	$11,021	$12,044	$18,645
10/31/23	$15,066	$10,943	$12,030	$18,737
11/30/23	$15,772	$11,319	$12,259	$18,838
12/31/23	$16,440	$11,681	$12,513	$18,953
1/31/24	$16,405	$11,658	$12,559	$19,092
2/29/24	$16,458	$11,578	$12,446	$19,243
3/31/24	$16,741	$11,683	$12,546	$19,385
4/30/24	$16,340	$11,495	$12,417	$19,518
5/31/24	$16,705	$11,596	$12,590	$19,605
6/30/24	$16,742	$11,697	$12,686	$19,685
7/31/24	$17,150	$11,923	$12,874	$19,792
8/31/24	$17,372	$12,053	$12,963	$19,906
9/30/24	$17,705	$12,193	$13,130	$20,031
10/31/24	$17,141	$12,028	$12,956	$20,155
11/30/24	$17,555	$12,171	$13,015	$20,291
12/31/24	$17,090	$12,078	$12,900	$20,445
1/31/25	$17,376	$12,125	$13,056	$20,620
2/28/25	$17,663	$12,271	$13,281	$20,746
3/31/25	$17,643	$12,219	$13,417	$20,821
4/30/25	$17,605	$12,340	$13,498	$20,950
5/31/25	$17,817	$12,299	$13,444	$21,052
6/30/25	$18,208	$12,417	$13,555	$21,196
7/31/25	$18,189	$12,407	$13,592	$21,322
8/31/25	$18,737	$12,475	$13,824	$21,486
9/30/25	$19,018	$12,567	$13,821	$21,638
10/31/25	$19,176	$12,666	$13,843	$21,772
11/30/25	$19,454	$12,692	$13,890	$21,856
12/31/25	$19,540	$12,665	$13,864	$22,009

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.34%	5.77%	6.93%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 199,030,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026479
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,859	$10,146	$10,129	$10,036
2/29/16	$9,849	$10,244	$10,213	$10,065
3/31/16	$10,499	$10,328	$10,360	$10,136
4/30/16	$10,813	$10,346	$10,388	$10,214
5/31/16	$10,564	$10,389	$10,328	$10,279
6/30/16	$10,912	$10,587	$10,497	$10,348
7/31/16	$11,152	$10,650	$10,530	$10,386
8/31/16	$11,195	$10,645	$10,477	$10,446
9/30/16	$11,304	$10,644	$10,557	$10,515
10/31/16	$11,336	$10,541	$10,544	$10,581
11/30/16	$11,063	$10,366	$10,390	$10,636
12/31/16	$11,259	$10,395	$10,401	$10,705
1/31/17	$11,513	$10,357	$10,478	$10,790
2/28/17	$11,712	$10,446	$10,504	$10,851
3/31/17	$11,813	$10,441	$10,511	$10,890
4/30/17	$11,858	$10,512	$10,558	$10,947
5/31/17	$12,002	$10,573	$10,552	$10,984
6/30/17	$12,008	$10,543	$10,469	$11,036
7/31/17	$12,255	$10,578	$10,522	$11,084
8/31/17	$12,400	$10,674	$10,594	$11,170
9/30/17	$12,389	$10,625	$10,543	$11,270
10/31/17	$12,468	$10,670	$10,560	$11,324
11/30/17	$12,525	$10,687	$10,548	$11,399
12/31/17	$12,743	$10,710	$10,598	$11,468
1/31/18	$13,043	$10,634	$10,519	$11,562
2/28/18	$12,720	$10,610	$10,471	$11,639
3/31/18	$12,763	$10,698	$10,556	$11,688
4/30/18	$12,763	$10,658	$10,542	$11,765
5/31/18	$12,589	$10,698	$10,591	$11,838
6/30/18	$12,436	$10,718	$10,621	$11,897
7/31/18	$12,576	$10,721	$10,580	$11,955
8/31/18	$12,390	$10,754	$10,651	$12,024
9/30/18	$12,458	$10,713	$10,577	$12,096
10/31/18	$12,071	$10,692	$10,495	$12,172
11/30/18	$12,165	$10,744	$10,529	$12,214
12/31/18	$12,031	$10,899	$10,572	$12,271
1/31/19	$12,565	$11,015	$10,690	$12,312
2/28/19	$12,589	$11,028	$10,700	$12,397
3/31/19	$12,659	$11,225	$10,843	$12,493
4/30/19	$12,731	$11,232	$10,890	$12,588
5/31/19	$12,587	$11,394	$11,008	$12,643
6/30/19	$12,981	$11,553	$11,118	$12,691
7/31/19	$12,909	$11,644	$11,135	$12,771
8/31/19	$12,741	$11,908	$11,278	$12,834
9/30/19	$12,872	$11,853	$11,185	$12,905
10/31/19	$13,066	$11,833	$11,216	$12,992
11/30/19	$13,054	$11,819	$11,218	$13,080
12/31/19	$13,407	$11,795	$11,296	$13,170
1/31/20	$13,200	$12,008	$11,443	$13,248
2/29/20	$12,736	$12,155	$11,542	$13,308
3/31/20	$11,243	$11,965	$11,331	$13,304
4/30/20	$11,848	$12,159	$11,561	$13,257
5/31/20	$12,243	$12,194	$11,633	$13,300
6/30/20	$12,593	$12,254	$11,757	$13,416
7/31/20	$13,005	$12,388	$11,925	$13,536
8/31/20	$13,105	$12,299	$12,094	$13,640
9/30/20	$12,894	$12,343	$12,051	$13,730
10/31/20	$12,728	$12,344	$12,002	$13,802
11/30/20	$13,872	$12,415	$12,094	$13,888
12/31/20	$14,445	$12,453	$12,244	$14,002
1/31/21	$14,688	$12,386	$12,320	$14,090
2/28/21	$15,059	$12,193	$12,231	$14,195
3/31/21	$15,307	$12,145	$12,251	$14,318
4/30/21	$15,715	$12,177	$12,407	$14,469
5/31/21	$16,111	$12,204	$12,523	$14,620
6/30/21	$16,354	$12,264	$12,533	$14,800
7/31/21	$16,422	$12,416	$12,821	$14,927
8/31/21	$16,531	$12,391	$12,797	$15,029
9/30/21	$16,245	$12,274	$12,744	$15,153
10/31/21	$16,514	$12,242	$12,847	$15,351
11/30/21	$16,146	$12,330	$12,878	$15,535
12/31/21	$16,741	$12,280	$12,940	$15,705
1/31/22	$16,470	$12,087	$12,783	$15,862
2/28/22	$16,214	$11,926	$12,907	$16,033
3/31/22	$16,346	$11,669	$12,714	$16,257
4/30/22	$15,751	$11,355	$12,595	$16,384
5/31/22	$15,736	$11,340	$12,590	$16,598
6/30/22	$14,657	$11,168	$12,279	$16,872
7/31/22	$15,236	$11,452	$12,721	$16,934
8/31/22	$14,914	$11,153	$12,418	$17,015
9/30/22	$13,729	$10,795	$11,796	$17,154
10/31/22	$14,182	$10,758	$11,925	$17,309
11/30/22	$14,958	$11,032	$12,071	$17,420
12/31/22	$14,712	$10,902	$11,990	$17,497
1/31/23	$15,478	$11,153	$12,150	$17,660
2/28/23	$15,012	$10,975	$12,006	$17,790
3/31/23	$15,152	$11,219	$12,342	$17,872
4/30/23	$15,253	$11,276	$12,366	$18,013
5/31/23	$14,866	$11,232	$12,226	$18,113
6/30/23	$15,244	$11,225	$12,167	$18,232
7/31/23	$15,581	$11,229	$12,222	$18,336
8/31/23	$15,261	$11,215	$12,168	$18,498
9/30/23	$14,874	$11,021	$12,044	$18,645
10/31/23	$14,536	$10,943	$12,030	$18,737
11/30/23	$15,229	$11,319	$12,259	$18,838
12/31/23	$15,863	$11,681	$12,513	$18,953
1/31/24	$15,812	$11,658	$12,559	$19,092
2/29/24	$15,863	$11,578	$12,446	$19,243
3/31/24	$16,136	$11,683	$12,546	$19,385
4/30/24	$15,736	$11,495	$12,417	$19,518
5/31/24	$16,084	$11,596	$12,590	$19,605
6/30/24	$16,119	$11,697	$12,686	$19,685
7/31/24	$16,507	$11,923	$12,874	$19,792
8/31/24	$16,702	$12,053	$12,963	$19,906
9/30/24	$17,018	$12,193	$13,130	$20,031
10/31/24	$16,480	$12,028	$12,956	$20,155
11/30/24	$16,857	$12,171	$13,015	$20,291
12/31/24	$16,392	$12,078	$12,900	$20,445
1/31/25	$16,678	$12,125	$13,056	$20,620
2/28/25	$16,947	$12,271	$13,281	$20,746
3/31/25	$16,914	$12,219	$13,417	$20,821
4/30/25	$16,878	$12,340	$13,498	$20,950
5/31/25	$17,078	$12,299	$13,444	$21,052
6/30/25	$17,443	$12,417	$13,555	$21,196
7/31/25	$17,406	$12,407	$13,592	$21,322
8/31/25	$17,937	$12,475	$13,824	$21,486
9/30/25	$18,199	$12,567	$13,821	$21,638
10/31/25	$18,347	$12,666	$13,843	$21,772
11/30/25	$18,606	$12,692	$13,890	$21,856
12/31/25	$18,683	$12,665	$13,864	$22,009

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	13.98%	5.28%	6.45%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 199,030,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000110708
Shareholder Report [Line Items]
Fund Name	PIMCO Balanced Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to absolute performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to absolute performance, as eurozone equities had positive returns.

  Long exposure to Japanese equities contributed to absolute performance, as Japanese equities had positive returns.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to absolute performance due to long exposure to duration at the intermediate portion of the curve, as U.S. Treasury yields fell.

  Long exposure to the euro ("EUR") contributed to absolute performance, as the EUR appreciated against the U.S. dollar.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,502	$9,402	$10,138	$9,701
2/29/16	$9,307	$9,332	$10,210	$9,679
3/31/16	$9,794	$9,965	$10,303	$10,102
4/30/16	$9,946	$10,123	$10,343	$10,204
5/31/16	$9,989	$10,180	$10,345	$10,246
6/30/16	$9,913	$10,066	$10,531	$10,243
7/31/16	$10,251	$10,491	$10,598	$10,531
8/31/16	$10,272	$10,499	$10,586	$10,533
9/30/16	$10,305	$10,555	$10,580	$10,564
10/31/16	$10,163	$10,351	$10,499	$10,410
11/30/16	$10,142	$10,500	$10,250	$10,395
12/31/16	$10,294	$10,751	$10,265	$10,561
1/31/17	$10,447	$11,011	$10,285	$10,716
2/28/17	$10,654	$11,316	$10,354	$10,932
3/31/17	$10,733	$11,437	$10,349	$11,010
4/30/17	$10,875	$11,606	$10,428	$11,153
5/31/17	$11,049	$11,851	$10,509	$11,345
6/30/17	$11,071	$11,897	$10,498	$11,360
7/31/17	$11,246	$12,182	$10,543	$11,543
8/31/17	$11,290	$12,199	$10,638	$11,596
9/30/17	$11,421	$12,473	$10,587	$11,730
10/31/17	$11,553	$12,708	$10,593	$11,873
11/30/17	$11,684	$12,984	$10,580	$12,025
12/31/17	$11,784	$13,159	$10,628	$12,143
1/31/18	$12,103	$13,854	$10,506	$12,482
2/28/18	$11,751	$13,280	$10,406	$12,133
3/31/18	$11,649	$12,991	$10,473	$12,001
4/30/18	$11,660	$13,140	$10,395	$12,050
5/31/18	$11,726	$13,222	$10,469	$12,119
6/30/18	$11,706	$13,216	$10,456	$12,102
7/31/18	$11,938	$13,629	$10,459	$12,335
8/31/18	$12,027	$13,797	$10,526	$12,448
9/30/18	$12,041	$13,874	$10,458	$12,468
10/31/18	$11,465	$12,856	$10,376	$11,882
11/30/18	$11,576	$13,002	$10,438	$11,991
12/31/18	$11,126	$12,013	$10,630	$11,555
1/31/19	$11,686	$12,948	$10,742	$12,118
2/28/19	$11,890	$13,337	$10,736	$12,329
3/31/19	$12,070	$13,512	$10,942	$12,527
4/30/19	$12,338	$13,991	$10,945	$12,793
5/31/19	$11,980	$13,184	$11,139	$12,446
6/30/19	$12,488	$14,053	$11,279	$13,000
7/31/19	$12,513	$14,122	$11,304	$13,036
8/31/19	$12,462	$13,833	$11,597	$13,014
9/30/19	$12,616	$14,128	$11,535	$13,165
10/31/19	$12,823	$14,487	$11,570	$13,399
11/30/19	$13,017	$14,891	$11,564	$13,604
12/31/19	$13,240	$15,337	$11,556	$13,855
1/31/20	$13,253	$15,244	$11,778	$13,887
2/29/20	$12,668	$13,955	$11,990	$13,273
3/31/20	$11,545	$12,108	$11,920	$12,225
4/30/20	$12,316	$13,431	$12,132	$13,058
5/31/20	$12,721	$14,080	$12,188	$13,442
6/30/20	$12,975	$14,452	$12,265	$13,684
7/31/20	$13,359	$15,144	$12,448	$14,115
8/31/20	$13,842	$16,156	$12,348	$14,606
9/30/20	$13,580	$15,598	$12,341	$14,314
10/31/20	$13,295	$15,120	$12,286	$14,012
11/30/20	$14,334	$17,053	$12,406	$15,147
12/31/20	$14,713	$17,776	$12,424	$15,536
1/31/21	$14,585	$17,599	$12,334	$15,395
2/28/21	$14,727	$18,050	$12,156	$15,541
3/31/21	$14,961	$18,651	$12,005	$15,791
4/30/21	$15,388	$19,519	$12,099	$16,254
5/31/21	$15,574	$19,800	$12,139	$16,448
6/30/21	$15,693	$20,095	$12,224	$16,582
7/31/21	$15,912	$20,455	$12,361	$16,825
8/31/21	$16,131	$20,964	$12,337	$17,066
9/30/21	$15,664	$20,094	$12,231	$16,605
10/31/21	$16,134	$21,232	$12,227	$17,113
11/30/21	$15,930	$20,767	$12,263	$16,892
12/31/21	$16,325	$21,654	$12,232	$17,356
1/31/22	$15,730	$20,508	$11,968	$16,682
2/28/22	$15,339	$19,990	$11,835	$16,359
3/31/22	$15,374	$20,538	$11,506	$16,417
4/30/22	$14,386	$18,832	$11,069	$15,401
5/31/22	$14,480	$18,846	$11,141	$15,479
6/30/22	$13,625	$17,214	$10,966	$14,576
7/31/22	$14,373	$18,581	$11,234	$15,370
8/31/22	$13,764	$17,804	$10,917	$14,795
9/30/22	$12,742	$16,149	$10,445	$13,716
10/31/22	$13,230	$17,308	$10,310	$14,218
11/30/22	$14,084	$18,512	$10,689	$15,106
12/31/22	$13,693	$17,726	$10,641	$14,777
1/31/23	$14,482	$18,980	$10,968	$15,583
2/28/23	$14,114	$18,524	$10,684	$15,207
3/31/23	$14,490	$19,096	$10,956	$15,651
4/30/23	$14,684	$19,431	$11,022	$15,885
5/31/23	$14,508	$19,237	$10,902	$15,672
6/30/23	$14,984	$20,400	$10,863	$16,191
7/31/23	$15,250	$21,085	$10,856	$16,499
8/31/23	$14,966	$20,582	$10,786	$16,207
9/30/23	$14,418	$19,694	$10,512	$15,633
10/31/23	$14,079	$19,123	$10,346	$15,261
11/30/23	$15,079	$20,915	$10,815	$16,380
12/31/23	$15,759	$21,942	$11,229	$17,108
1/31/24	$15,813	$22,205	$11,198	$17,215
2/29/24	$16,120	$23,147	$11,040	$17,518
3/31/24	$16,502	$23,891	$11,142	$17,924
4/30/24	$15,936	$23,003	$10,860	$17,372
5/31/24	$16,520	$24,030	$11,044	$17,960
6/30/24	$16,710	$24,519	$11,149	$18,181
7/31/24	$17,043	$24,952	$11,409	$18,561
8/31/24	$17,413	$25,611	$11,573	$18,976
9/30/24	$17,653	$26,080	$11,728	$19,264
10/31/24	$17,168	$25,563	$11,437	$18,750
11/30/24	$17,597	$26,736	$11,558	$19,188
12/31/24	$17,170	$26,039	$11,369	$18,793
1/31/25	$17,566	$26,958	$11,430	$19,263
2/28/25	$17,792	$26,764	$11,681	$19,438
3/31/25	$17,405	$25,572	$11,685	$19,038
4/30/25	$17,519	$25,800	$11,731	$19,240
5/31/25	$18,052	$27,327	$11,647	$19,829
6/30/25	$18,603	$28,506	$11,826	$20,413
7/31/25	$18,623	$28,873	$11,795	$20,481
8/31/25	$19,065	$29,626	$11,936	$20,942
9/30/25	$19,455	$30,578	$12,067	$21,401
10/31/25	$19,766	$31,191	$12,142	$21,693
11/30/25	$19,844	$31,279	$12,217	$21,799
12/31/25	$19,954	$31,532	$12,199	$21,954

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 142,946,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 884,000
InvestmentCompanyPortfolioTurnover	263.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$142,946
# of Portfolio Holdings	115
Portfolio Turnover Rate	263%
Total Net Advisory Fees Paid During the Reporting Period	$884
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	12.3%
U.S. Government Agencies	7.1%
Corporate Bonds & Notes	4.1%
Asset-Backed Securities	1.5%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.3%
Short-Term Instruments	42.4%
Affiliated Investments	33.2%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026493
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$349	3.19%

Expenses Paid, Amount	$ 349
Expense Ratio, Percent	3.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,841	$9,504	$9,832
2/29/16	$9,653	$9,491	$9,672
3/31/16	$10,200	$10,135	$10,042
4/30/16	$11,099	$10,174	$10,896
5/31/16	$11,041	$10,357	$10,876
6/30/16	$11,597	$10,384	$11,325
7/31/16	$11,016	$10,766	$10,746
8/31/16	$10,798	$10,782	$10,557
9/30/16	$11,237	$10,784	$10,887
10/31/16	$11,178	$10,587	$10,834
11/30/16	$11,295	$10,979	$10,979
12/31/16	$11,516	$11,196	$11,177
1/31/17	$11,589	$11,408	$11,192
2/28/17	$11,618	$11,861	$11,215
3/31/17	$11,306	$11,875	$10,917
4/30/17	$11,139	$11,997	$10,752
5/31/17	$10,956	$12,166	$10,610
6/30/17	$10,868	$12,242	$10,589
7/31/17	$11,153	$12,494	$10,829
8/31/17	$11,232	$12,532	$10,872
9/30/17	$11,205	$12,790	$10,856
10/31/17	$11,484	$13,089	$11,089
11/30/17	$11,402	$13,490	$11,038
12/31/17	$11,763	$13,640	$11,367
1/31/18	$11,977	$14,421	$11,593
2/28/18	$11,731	$13,890	$11,392
3/31/18	$11,711	$13,537	$11,322
4/30/18	$11,975	$13,589	$11,614
5/31/18	$12,141	$13,916	$11,779
6/30/18	$11,735	$14,002	$11,367
7/31/18	$11,451	$14,523	$11,124
8/31/18	$11,268	$14,996	$10,927
9/30/18	$11,466	$15,081	$11,137
10/31/18	$11,065	$14,050	$10,897
11/30/18	$10,847	$14,337	$10,835
12/31/18	$10,101	$13,042	$10,089
1/31/19	$10,772	$14,087	$10,638
2/28/19	$10,957	$14,540	$10,746
3/31/19	$11,004	$14,822	$10,727
4/30/19	$11,021	$15,422	$10,682
5/31/19	$10,615	$14,442	$10,322
6/30/19	$10,937	$15,460	$10,599
7/31/19	$10,868	$15,682	$10,528
8/31/19	$10,591	$15,434	$10,284
9/30/19	$10,656	$15,723	$10,405
10/31/19	$10,900	$16,063	$10,615
11/30/19	$10,621	$16,646	$10,343
12/31/19	$11,256	$17,149	$10,865
1/31/20	$10,448	$17,142	$10,065
2/29/20	$9,904	$15,731	$9,558
3/31/20	$8,208	$13,788	$8,334
4/30/20	$8,280	$15,555	$8,206
5/31/20	$8,784	$16,296	$8,562
6/30/20	$9,095	$16,620	$8,757
7/31/20	$9,735	$17,558	$9,257
8/31/20	$10,526	$18,820	$9,883
9/30/20	$10,131	$18,105	$9,552
10/31/20	$10,244	$17,623	$9,686
11/30/20	$10,714	$19,552	$10,027
12/31/20	$11,408	$20,304	$10,525
1/31/21	$11,804	$20,099	$10,802
2/28/21	$12,577	$20,653	$11,501
3/31/21	$12,389	$21,558	$11,254
4/30/21	$13,505	$22,708	$12,187
5/31/21	$14,016	$22,867	$12,519
6/30/21	$14,240	$23,401	$12,751
7/31/21	$14,659	$23,956	$12,985
8/31/21	$14,621	$24,685	$12,947
9/30/21	$15,286	$23,537	$13,591
10/31/21	$15,716	$25,186	$13,942
11/30/21	$14,563	$25,011	$12,923
12/31/21	$15,211	$26,132	$13,379
1/31/22	$16,351	$24,780	$14,553
2/28/22	$17,530	$24,038	$15,460
3/31/22	$18,911	$24,931	$16,797
4/30/22	$19,681	$22,757	$17,492
5/31/22	$20,044	$22,798	$17,759
6/30/22	$17,505	$20,916	$15,845
7/31/22	$18,605	$22,845	$16,521
8/31/22	$18,193	$21,913	$16,535
9/30/22	$16,023	$19,895	$15,195
10/31/22	$16,540	$21,506	$15,497
11/30/22	$16,987	$22,708	$15,922
12/31/22	$16,522	$21,399	$15,532
1/31/23	$16,522	$22,744	$15,456
2/28/23	$15,659	$22,189	$14,729
3/31/23	$15,809	$23,004	$14,699
4/30/23	$15,679	$23,363	$14,589
5/31/23	$14,587	$23,464	$13,766
6/30/23	$15,078	$25,015	$14,322
7/31/23	$16,097	$25,818	$15,219
8/31/23	$15,927	$25,407	$15,102
9/30/23	$15,729	$24,196	$14,997
10/31/23	$15,729	$23,687	$15,037
11/30/23	$15,531	$25,850	$14,698
12/31/23	$15,224	$27,025	$14,303
1/31/24	$15,338	$27,479	$14,360
2/29/24	$15,025	$28,946	$14,149
3/31/24	$15,572	$29,878	$14,617
4/30/24	$15,828	$28,657	$15,010
5/31/24	$16,170	$30,078	$15,273
6/30/24	$15,943	$31,157	$15,038
7/31/24	$15,426	$31,537	$14,432
8/31/24	$15,426	$32,302	$14,439
9/30/24	$16,224	$32,992	$15,140
10/31/24	$15,761	$32,692	$14,860
11/30/24	$15,819	$34,611	$14,920
12/31/24	$15,857	$33,786	$15,072
1/31/25	$16,527	$34,727	$15,668
2/28/25	$16,789	$34,274	$15,790
3/31/25	$17,551	$32,343	$16,411
4/30/25	$16,734	$32,124	$15,622
5/31/25	$16,501	$34,146	$15,532
6/30/25	$16,997	$35,882	$15,906
7/31/25	$16,968	$36,687	$15,833
8/31/25	$17,588	$37,431	$16,139
9/30/25	$17,935	$38,797	$16,486
10/31/25	$18,442	$39,706	$16,963
11/30/25	$18,919	$39,803	$17,506
12/31/25	$18,838	$39,827	$17,450

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 419,719,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 1,944,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030986
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$360	3.29%

Expenses Paid, Amount	$ 360
Expense Ratio, Percent	3.29%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,843	$9,504	$9,832
2/29/16	$9,642	$9,491	$9,672
3/31/16	$10,196	$10,135	$10,042
4/30/16	$11,085	$10,174	$10,896
5/31/16	$11,027	$10,357	$10,876
6/30/16	$11,589	$10,384	$11,325
7/31/16	$11,000	$10,766	$10,746
8/31/16	$10,785	$10,782	$10,557
9/30/16	$11,215	$10,784	$10,887
10/31/16	$11,158	$10,587	$10,834
11/30/16	$11,273	$10,979	$10,979
12/31/16	$11,487	$11,196	$11,177
1/31/17	$11,574	$11,408	$11,192
2/28/17	$11,588	$11,861	$11,215
3/31/17	$11,293	$11,875	$10,917
4/30/17	$11,113	$11,997	$10,752
5/31/17	$10,933	$12,166	$10,610
6/30/17	$10,843	$12,242	$10,589
7/31/17	$11,139	$12,494	$10,829
8/31/17	$11,201	$12,532	$10,872
9/30/17	$11,172	$12,790	$10,856
10/31/17	$11,447	$13,089	$11,089
11/30/17	$11,382	$13,490	$11,038
12/31/17	$11,722	$13,640	$11,367
1/31/18	$11,949	$14,421	$11,593
2/28/18	$11,690	$13,890	$11,392
3/31/18	$11,668	$13,537	$11,322
4/30/18	$11,945	$13,589	$11,614
5/31/18	$12,108	$13,916	$11,779
6/30/18	$11,689	$14,002	$11,367
7/31/18	$11,410	$14,523	$11,124
8/31/18	$11,229	$14,996	$10,927
9/30/18	$11,421	$15,081	$11,137
10/31/18	$11,026	$14,050	$10,897
11/30/18	$10,812	$14,337	$10,835
12/31/18	$10,058	$13,042	$10,089
1/31/19	$10,735	$14,087	$10,638
2/28/19	$10,916	$14,540	$10,746
3/31/19	$10,961	$14,822	$10,727
4/30/19	$10,978	$15,422	$10,682
5/31/19	$10,562	$14,442	$10,322
6/30/19	$10,892	$15,460	$10,599
7/31/19	$10,807	$15,682	$10,528
8/31/19	$10,535	$15,434	$10,284
9/30/19	$10,613	$15,723	$10,405
10/31/19	$10,836	$16,063	$10,615
11/30/19	$10,562	$16,646	$10,343
12/31/19	$11,199	$17,149	$10,865
1/31/20	$10,388	$17,142	$10,065
2/29/20	$9,853	$15,731	$9,558
3/31/20	$8,168	$13,788	$8,334
4/30/20	$8,239	$15,555	$8,206
5/31/20	$8,734	$16,296	$8,562
6/30/20	$9,054	$16,620	$8,757
7/31/20	$9,683	$17,558	$9,257
8/31/20	$10,459	$18,820	$9,883
9/30/20	$10,071	$18,105	$9,552
10/31/20	$10,182	$17,623	$9,686
11/30/20	$10,643	$19,552	$10,027
12/31/20	$11,337	$20,304	$10,525
1/31/21	$11,725	$20,099	$10,802
2/28/21	$12,502	$20,653	$11,501
3/31/21	$12,298	$21,558	$11,254
4/30/21	$13,429	$22,708	$12,187
5/31/21	$13,930	$22,867	$12,519
6/30/21	$14,146	$23,401	$12,751
7/31/21	$14,576	$23,956	$12,985
8/31/21	$14,520	$24,685	$12,947
9/30/21	$15,187	$23,537	$13,591
10/31/21	$15,608	$25,186	$13,942
11/30/21	$14,459	$25,011	$12,923
12/31/21	$15,091	$26,132	$13,379
1/31/22	$16,245	$24,780	$14,553
2/28/22	$17,400	$24,038	$15,460
3/31/22	$18,790	$24,931	$16,797
4/30/22	$19,521	$22,757	$17,492
5/31/22	$19,897	$22,798	$17,759
6/30/22	$17,368	$20,916	$15,845
7/31/22	$18,465	$22,845	$16,521
8/31/22	$18,062	$21,913	$16,535
9/30/22	$15,916	$19,895	$15,195
10/31/22	$16,421	$21,506	$15,497
11/30/22	$16,858	$22,708	$15,922
12/31/22	$16,398	$21,399	$15,532
1/31/23	$16,398	$22,744	$15,456
2/28/23	$15,509	$22,189	$14,729
3/31/23	$15,678	$23,004	$14,699
4/30/23	$15,551	$23,363	$14,589
5/31/23	$14,462	$23,464	$13,766
6/30/23	$14,964	$25,015	$14,322
7/31/23	$15,982	$25,818	$15,219
8/31/23	$15,789	$25,407	$15,102
9/30/23	$15,597	$24,196	$14,997
10/31/23	$15,569	$23,687	$15,037
11/30/23	$15,404	$25,850	$14,698
12/31/23	$15,097	$27,025	$14,303
1/31/24	$15,208	$27,479	$14,360
2/29/24	$14,876	$28,946	$14,149
3/31/24	$15,432	$29,878	$14,617
4/30/24	$15,681	$28,657	$15,010
5/31/24	$16,013	$30,078	$15,273
6/30/24	$15,788	$31,157	$15,038
7/31/24	$15,286	$31,537	$14,432
8/31/24	$15,258	$32,302	$14,439
9/30/24	$16,057	$32,992	$15,140
10/31/24	$15,607	$32,692	$14,860
11/30/24	$15,663	$34,611	$14,920
12/31/24	$15,696	$33,786	$15,072
1/31/25	$16,374	$34,727	$15,668
2/28/25	$16,628	$34,274	$15,790
3/31/25	$17,364	$32,343	$16,411
4/30/25	$16,544	$32,124	$15,622
5/31/25	$16,346	$34,146	$15,532
6/30/25	$16,794	$35,882	$15,906
7/31/25	$16,794	$36,687	$15,833
8/31/25	$17,396	$37,431	$16,139
9/30/25	$17,755	$38,797	$16,486
10/31/25	$18,247	$39,706	$16,963
11/30/25	$18,710	$39,803	$17,506
12/31/25	$18,654	$39,827	$17,450

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 419,719,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 1,944,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030994
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$333	3.04%

Expenses Paid, Amount	$ 333
Expense Ratio, Percent	3.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,840	$9,504	$9,832
2/29/16	$9,652	$9,491	$9,672
3/31/16	$10,203	$10,135	$10,042
4/30/16	$11,105	$10,174	$10,896
5/31/16	$11,032	$10,357	$10,876
6/30/16	$11,609	$10,384	$11,325
7/31/16	$11,026	$10,766	$10,746
8/31/16	$10,807	$10,782	$10,557
9/30/16	$11,237	$10,784	$10,887
10/31/16	$11,193	$10,587	$10,834
11/30/16	$11,296	$10,979	$10,979
12/31/16	$11,522	$11,196	$11,177
1/31/17	$11,610	$11,408	$11,192
2/28/17	$11,640	$11,861	$11,215
3/31/17	$11,329	$11,875	$10,917
4/30/17	$11,161	$11,997	$10,752
5/31/17	$10,978	$12,166	$10,610
6/30/17	$10,878	$12,242	$10,589
7/31/17	$11,180	$12,494	$10,829
8/31/17	$11,259	$12,532	$10,872
9/30/17	$11,237	$12,790	$10,856
10/31/17	$11,501	$13,089	$11,089
11/30/17	$11,435	$13,490	$11,038
12/31/17	$11,798	$13,640	$11,367
1/31/18	$12,013	$14,421	$11,593
2/28/18	$11,765	$13,890	$11,392
3/31/18	$11,749	$13,537	$11,322
4/30/18	$12,015	$13,589	$11,614
5/31/18	$12,181	$13,916	$11,779
6/30/18	$11,777	$14,002	$11,367
7/31/18	$11,492	$14,523	$11,124
8/31/18	$11,307	$14,996	$10,927
9/30/18	$11,512	$15,081	$11,137
10/31/18	$11,107	$14,050	$10,897
11/30/18	$10,905	$14,337	$10,835
12/31/18	$10,141	$13,042	$10,089
1/31/19	$10,817	$14,087	$10,638
2/28/19	$11,003	$14,540	$10,746
3/31/19	$11,054	$14,822	$10,727
4/30/19	$11,071	$15,422	$10,682
5/31/19	$10,662	$14,442	$10,322
6/30/19	$10,990	$15,460	$10,599
7/31/19	$10,920	$15,682	$10,528
8/31/19	$10,642	$15,434	$10,284
9/30/19	$10,711	$15,723	$10,405
10/31/19	$10,958	$16,063	$10,615
11/30/19	$10,676	$16,646	$10,343
12/31/19	$11,321	$17,149	$10,865
1/31/20	$10,506	$17,142	$10,065
2/29/20	$9,974	$15,731	$9,558
3/31/20	$8,266	$13,788	$8,334
4/30/20	$8,339	$15,555	$8,206
5/31/20	$8,830	$16,296	$8,562
6/30/20	$9,166	$16,620	$8,757
7/31/20	$9,793	$17,558	$9,257
8/31/20	$10,592	$18,820	$9,883
9/30/20	$10,211	$18,105	$9,552
10/31/20	$10,306	$17,623	$9,686
11/30/20	$10,782	$19,552	$10,027
12/31/20	$11,491	$20,304	$10,525
1/31/21	$11,891	$20,099	$10,802
2/28/21	$12,672	$20,653	$11,501
3/31/21	$12,466	$21,558	$11,254
4/30/21	$13,614	$22,708	$12,187
5/31/21	$14,111	$22,867	$12,519
6/30/21	$14,342	$23,401	$12,751
7/31/21	$14,785	$23,956	$12,985
8/31/21	$14,747	$24,685	$12,947
9/30/21	$15,425	$23,537	$13,591
10/31/21	$15,860	$25,186	$13,942
11/30/21	$14,674	$25,011	$12,923
12/31/21	$15,337	$26,132	$13,379
1/31/22	$16,510	$24,780	$14,553
2/28/22	$17,684	$24,038	$15,460
3/31/22	$19,085	$24,931	$16,797
4/30/22	$19,864	$22,757	$17,492
5/31/22	$20,232	$22,798	$17,759
6/30/22	$17,667	$20,916	$15,845
7/31/22	$18,781	$22,845	$16,521
8/31/22	$18,363	$21,913	$16,535
9/30/22	$16,195	$19,895	$15,195
10/31/22	$16,719	$21,506	$15,497
11/30/22	$17,149	$22,708	$15,922
12/31/22	$16,684	$21,399	$15,532
1/31/23	$16,684	$22,744	$15,456
2/28/23	$15,809	$22,189	$14,729
3/31/23	$15,966	$23,004	$14,699
4/30/23	$15,834	$23,363	$14,589
5/31/23	$14,752	$23,464	$13,766
6/30/23	$15,259	$25,015	$14,322
7/31/23	$16,294	$25,818	$15,219
8/31/23	$16,121	$25,407	$15,102
9/30/23	$15,920	$24,196	$14,997
10/31/23	$15,891	$23,687	$15,037
11/30/23	$15,719	$25,850	$14,698
12/31/23	$15,392	$27,025	$14,303
1/31/24	$15,508	$27,479	$14,360
2/29/24	$15,190	$28,946	$14,149
3/31/24	$15,751	$29,878	$14,617
4/30/24	$16,011	$28,657	$15,010
5/31/24	$16,359	$30,078	$15,273
6/30/24	$16,133	$31,157	$15,038
7/31/24	$15,607	$31,537	$14,432
8/31/24	$15,607	$32,302	$14,439
9/30/24	$16,426	$32,992	$15,140
10/31/24	$15,954	$32,692	$14,860
11/30/24	$16,013	$34,611	$14,920
12/31/24	$16,060	$33,786	$15,072
1/31/25	$16,741	$34,727	$15,668
2/28/25	$17,008	$34,274	$15,790
3/31/25	$17,789	$32,343	$16,411
4/30/25	$16,958	$32,124	$15,622
5/31/25	$16,720	$34,146	$15,532
6/30/25	$17,232	$35,882	$15,906
7/31/25	$17,202	$36,687	$15,833
8/31/25	$17,834	$37,431	$16,139
9/30/25	$18,194	$38,797	$16,486
10/31/25	$18,711	$39,706	$16,963
11/30/25	$19,168	$39,803	$17,506
12/31/25	$19,122	$39,827	$17,450

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 419,719,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 1,944,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000148731
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$382	3.49%

Expenses Paid, Amount	$ 382
Expense Ratio, Percent	3.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,840	$9,504	$9,832
2/29/16	$9,637	$9,491	$9,672
3/31/16	$10,181	$10,135	$10,042
4/30/16	$11,083	$10,174	$10,896
5/31/16	$11,011	$10,357	$10,876
6/30/16	$11,577	$10,384	$11,325
7/31/16	$10,994	$10,766	$10,746
8/31/16	$10,776	$10,782	$10,557
9/30/16	$11,193	$10,784	$10,887
10/31/16	$11,135	$10,587	$10,834
11/30/16	$11,252	$10,979	$10,979
12/31/16	$11,462	$11,196	$11,177
1/31/17	$11,550	$11,408	$11,192
2/28/17	$11,564	$11,861	$11,215
3/31/17	$11,261	$11,875	$10,917
4/30/17	$11,078	$11,997	$10,752
5/31/17	$10,896	$12,166	$10,610
6/30/17	$10,798	$12,242	$10,589
7/31/17	$11,099	$12,494	$10,829
8/31/17	$11,162	$12,532	$10,872
9/30/17	$11,142	$12,790	$10,856
10/31/17	$11,405	$13,089	$11,089
11/30/17	$11,339	$13,490	$11,038
12/31/17	$11,684	$13,640	$11,367
1/31/18	$11,897	$14,421	$11,593
2/28/18	$11,651	$13,890	$11,392
3/31/18	$11,625	$13,537	$11,322
4/30/18	$11,889	$13,589	$11,614
5/31/18	$12,054	$13,916	$11,779
6/30/18	$11,640	$14,002	$11,367
7/31/18	$11,357	$14,523	$11,124
8/31/18	$11,158	$14,996	$10,927
9/30/18	$11,364	$15,081	$11,137
10/31/18	$10,963	$14,050	$10,897
11/30/18	$10,746	$14,337	$10,835
12/31/18	$10,010	$13,042	$10,089
1/31/19	$10,678	$14,087	$10,638
2/28/19	$10,845	$14,540	$10,746
3/31/19	$10,887	$14,822	$10,727
4/30/19	$10,904	$15,422	$10,682
5/31/19	$10,483	$14,442	$10,322
6/30/19	$10,827	$15,460	$10,599
7/31/19	$10,741	$15,682	$10,528
8/31/19	$10,466	$15,434	$10,284
9/30/19	$10,523	$15,723	$10,405
10/31/19	$10,766	$16,063	$10,615
11/30/19	$10,488	$16,646	$10,343
12/31/19	$11,109	$17,149	$10,865
1/31/20	$10,307	$17,142	$10,065
2/29/20	$9,784	$15,731	$9,558
3/31/20	$8,095	$13,788	$8,334
4/30/20	$8,166	$15,555	$8,206
5/31/20	$8,667	$16,296	$8,562
6/30/20	$8,968	$16,620	$8,757
7/31/20	$9,585	$17,558	$9,257
8/31/20	$10,369	$18,820	$9,883
9/30/20	$9,977	$18,105	$9,552
10/31/20	$10,089	$17,623	$9,686
11/30/20	$10,538	$19,552	$10,027
12/31/20	$11,229	$20,304	$10,525
1/31/21	$11,621	$20,099	$10,802
2/28/21	$12,387	$20,653	$11,501
3/31/21	$12,177	$21,558	$11,254
4/30/21	$13,282	$22,708	$12,187
5/31/21	$13,769	$22,867	$12,519
6/30/21	$14,000	$23,401	$12,751
7/31/21	$14,415	$23,956	$12,985
8/31/21	$14,359	$24,685	$12,947
9/30/21	$15,009	$23,537	$13,591
10/31/21	$15,434	$25,186	$13,942
11/30/21	$14,274	$25,011	$12,923
12/31/21	$14,906	$26,132	$13,379
1/31/22	$16,052	$24,780	$14,553
2/28/22	$17,179	$24,038	$15,460
3/31/22	$18,537	$24,931	$16,797
4/30/22	$19,277	$22,757	$17,492
5/31/22	$19,636	$22,798	$17,759
6/30/22	$17,138	$20,916	$15,845
7/31/22	$18,203	$22,845	$16,521
8/31/22	$17,818	$21,913	$16,535
9/30/22	$15,681	$19,895	$15,195
10/31/22	$16,193	$21,506	$15,497
11/30/22	$16,612	$22,708	$15,922
12/31/22	$16,161	$21,399	$15,532
1/31/23	$16,161	$22,744	$15,456
2/28/23	$15,284	$22,189	$14,729
3/31/23	$15,449	$23,004	$14,699
4/30/23	$15,320	$23,363	$14,589
5/31/23	$14,240	$23,464	$13,766
6/30/23	$14,742	$25,015	$14,322
7/31/23	$15,721	$25,818	$15,219
8/31/23	$15,553	$25,407	$15,102
9/30/23	$15,357	$24,196	$14,997
10/31/23	$15,329	$23,687	$15,037
11/30/23	$15,161	$25,850	$14,698
12/31/23	$14,851	$27,025	$14,303
1/31/24	$14,963	$27,479	$14,360
2/29/24	$14,626	$28,946	$14,149
3/31/24	$15,188	$29,878	$14,617
4/30/24	$15,412	$28,657	$15,010
5/31/24	$15,749	$30,078	$15,273
6/30/24	$15,541	$31,157	$15,038
7/31/24	$15,003	$31,537	$14,432
8/31/24	$15,003	$32,302	$14,439
9/30/24	$15,779	$32,992	$15,140
10/31/24	$15,322	$32,692	$14,860
11/30/24	$15,380	$34,611	$14,920
12/31/24	$15,404	$33,786	$15,072
1/31/25	$16,063	$34,727	$15,668
2/28/25	$16,321	$34,274	$15,790
3/31/25	$17,062	$32,343	$16,411
4/30/25	$16,230	$32,124	$15,622
5/31/25	$16,029	$34,146	$15,532
6/30/25	$16,476	$35,882	$15,906
7/31/25	$16,476	$36,687	$15,833
8/31/25	$17,057	$37,431	$16,139
9/30/25	$17,413	$38,797	$16,486
10/31/25	$17,882	$39,706	$16,963
11/30/25	$18,322	$39,803	$17,506
12/31/25	$18,285	$39,827	$17,450

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 419,719,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 1,944,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000098623
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,005
2/29/16	$9,739	$10,244	$10,010
3/31/16	$9,958	$10,328	$10,015
4/30/16	$10,106	$10,346	$10,020
5/31/16	$10,117	$10,389	$10,026
6/30/16	$10,116	$10,587	$10,031
7/31/16	$10,225	$10,650	$10,036
8/31/16	$10,262	$10,645	$10,042
9/30/16	$10,344	$10,644	$10,047
10/31/16	$10,416	$10,541	$10,054
11/30/16	$10,378	$10,366	$10,061
12/31/16	$10,473	$10,395	$10,068
1/31/17	$10,533	$10,357	$10,076
2/28/17	$10,625	$10,446	$10,085
3/31/17	$10,681	$10,441	$10,093
4/30/17	$10,726	$10,512	$10,103
5/31/17	$10,782	$10,573	$10,112
6/30/17	$10,799	$10,543	$10,122
7/31/17	$10,856	$10,578	$10,133
8/31/17	$10,925	$10,674	$10,144
9/30/17	$10,963	$10,625	$10,155
10/31/17	$10,991	$10,670	$10,166
11/30/17	$11,000	$10,687	$10,177
12/31/17	$10,998	$10,710	$10,189
1/31/18	$11,015	$10,634	$10,203
2/28/18	$11,013	$10,610	$10,217
3/31/18	$11,016	$10,698	$10,232
4/30/18	$11,009	$10,658	$10,252
5/31/18	$11,065	$10,698	$10,271
6/30/18	$11,050	$10,718	$10,291
7/31/18	$11,109	$10,721	$10,311
8/31/18	$11,105	$10,754	$10,331
9/30/18	$11,127	$10,713	$10,351
10/31/18	$11,153	$10,692	$10,372
11/30/18	$11,096	$10,744	$10,392
12/31/18	$11,111	$10,899	$10,413
1/31/19	$11,258	$11,015	$10,437
2/28/19	$11,311	$11,028	$10,462
3/31/19	$11,383	$11,225	$10,486
4/30/19	$11,457	$11,232	$10,509
5/31/19	$11,481	$11,394	$10,532
6/30/19	$11,547	$11,553	$10,554
7/31/19	$11,542	$11,644	$10,575
8/31/19	$11,392	$11,908	$10,595
9/30/19	$11,415	$11,853	$10,616
10/31/19	$11,485	$11,833	$10,635
11/30/19	$11,533	$11,819	$10,653
12/31/19	$11,659	$11,795	$10,672
1/31/20	$11,648	$12,008	$10,689
2/29/20	$11,635	$12,155	$10,707
3/31/20	$11,042	$11,965	$10,724
4/30/20	$11,291	$12,159	$10,737
5/31/20	$11,478	$12,194	$10,750
6/30/20	$11,645	$12,254	$10,763
7/31/20	$11,766	$12,388	$10,766
8/31/20	$11,890	$12,299	$10,768
9/30/20	$11,900	$12,343	$10,771
10/31/20	$11,959	$12,344	$10,773
11/30/20	$12,095	$12,415	$10,775
12/31/20	$12,220	$12,453	$10,777
1/31/21	$12,294	$12,386	$10,779
2/28/21	$12,324	$12,193	$10,782
3/31/21	$12,336	$12,145	$10,784
4/30/21	$12,372	$12,177	$10,786
5/31/21	$12,404	$12,204	$10,788
6/30/21	$12,389	$12,264	$10,789
7/31/21	$12,425	$12,416	$10,791
8/31/21	$12,420	$12,391	$10,792
9/30/21	$12,427	$12,274	$10,793
10/31/21	$12,349	$12,242	$10,795
11/30/21	$12,369	$12,330	$10,796
12/31/21	$12,377	$12,280	$10,797
1/31/22	$12,332	$12,087	$10,799
2/28/22	$12,238	$11,926	$10,801
3/31/22	$12,036	$11,669	$10,803
4/30/22	$11,870	$11,355	$10,812
5/31/22	$11,898	$11,340	$10,821
6/30/22	$11,726	$11,168	$10,830
7/31/22	$11,896	$11,452	$10,845
8/31/22	$11,728	$11,153	$10,866
9/30/22	$11,492	$10,795	$10,888
10/31/22	$11,491	$10,758	$10,917
11/30/22	$11,600	$11,032	$10,950
12/31/22	$11,590	$10,902	$10,989
1/31/23	$11,741	$11,153	$11,029
2/28/23	$11,672	$10,975	$11,068
3/31/23	$11,815	$11,219	$11,112
4/30/23	$11,860	$11,276	$11,157
5/31/23	$11,870	$11,232	$11,205
6/30/23	$11,881	$11,225	$11,253
7/31/23	$11,958	$11,229	$11,302
8/31/23	$11,984	$11,215	$11,354
9/30/23	$11,897	$11,021	$11,404
10/31/23	$11,795	$10,943	$11,456
11/30/23	$12,166	$11,319	$11,507
12/31/23	$12,413	$11,681	$11,560
1/31/24	$12,456	$11,658	$11,613
2/29/24	$12,441	$11,578	$11,663
3/31/24	$12,552	$11,683	$11,717
4/30/24	$12,488	$11,495	$11,769
5/31/24	$12,619	$11,596	$11,822
6/30/24	$12,653	$11,697	$11,872
7/31/24	$12,796	$11,923	$11,930
8/31/24	$12,897	$12,053	$11,985
9/30/24	$13,019	$12,193	$12,036
10/31/24	$12,935	$12,028	$12,087
11/30/24	$13,103	$12,171	$12,134
12/31/24	$13,095	$12,078	$12,181
1/31/25	$13,206	$12,125	$12,227
2/28/25	$13,341	$12,271	$12,268
3/31/25	$13,378	$12,219	$12,314
4/30/25	$13,389	$12,340	$12,359
5/31/25	$13,413	$12,299	$12,405
6/30/25	$13,612	$12,417	$12,449
7/31/25	$13,622	$12,407	$12,496
8/31/25	$13,821	$12,475	$12,543
9/30/25	$13,907	$12,567	$12,588
10/31/25	$14,017	$12,666	$12,633
11/30/25	$14,084	$12,692	$12,675
12/31/25	$14,173	$12,665	$12,717

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 93,040,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 483,000
InvestmentCompanyPortfolioTurnover	1001.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000098625
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,868	$10,146	$10,005
2/29/16	$9,738	$10,244	$10,010
3/31/16	$9,955	$10,328	$10,015
4/30/16	$10,103	$10,346	$10,020
5/31/16	$10,113	$10,389	$10,026
6/30/16	$10,111	$10,587	$10,031
7/31/16	$10,220	$10,650	$10,036
8/31/16	$10,255	$10,645	$10,042
9/30/16	$10,336	$10,644	$10,047
10/31/16	$10,407	$10,541	$10,054
11/30/16	$10,369	$10,366	$10,061
12/31/16	$10,463	$10,395	$10,068
1/31/17	$10,521	$10,357	$10,076
2/28/17	$10,613	$10,446	$10,085
3/31/17	$10,668	$10,441	$10,093
4/30/17	$10,712	$10,512	$10,103
5/31/17	$10,767	$10,573	$10,112
6/30/17	$10,783	$10,543	$10,122
7/31/17	$10,839	$10,578	$10,133
8/31/17	$10,907	$10,674	$10,144
9/30/17	$10,944	$10,625	$10,155
10/31/17	$10,971	$10,670	$10,166
11/30/17	$10,979	$10,687	$10,177
12/31/17	$10,976	$10,710	$10,189
1/31/18	$10,993	$10,634	$10,203
2/28/18	$10,989	$10,610	$10,217
3/31/18	$10,991	$10,698	$10,232
4/30/18	$10,984	$10,658	$10,252
5/31/18	$11,039	$10,698	$10,271
6/30/18	$11,023	$10,718	$10,291
7/31/18	$11,081	$10,721	$10,311
8/31/18	$11,076	$10,754	$10,331
9/30/18	$11,097	$10,713	$10,351
10/31/18	$11,122	$10,692	$10,372
11/30/18	$11,064	$10,744	$10,392
12/31/18	$11,078	$10,899	$10,413
1/31/19	$11,223	$11,015	$10,437
2/28/19	$11,275	$11,028	$10,462
3/31/19	$11,347	$11,225	$10,486
4/30/19	$11,419	$11,232	$10,509
5/31/19	$11,442	$11,394	$10,532
6/30/19	$11,507	$11,553	$10,554
7/31/19	$11,501	$11,644	$10,575
8/31/19	$11,350	$11,908	$10,595
9/30/19	$11,373	$11,853	$10,616
10/31/19	$11,441	$11,833	$10,635
11/30/19	$11,488	$11,819	$10,653
12/31/19	$11,613	$11,795	$10,672
1/31/20	$11,601	$12,008	$10,689
2/29/20	$11,586	$12,155	$10,707
3/31/20	$10,995	$11,965	$10,724
4/30/20	$11,243	$12,159	$10,737
5/31/20	$11,427	$12,194	$10,750
6/30/20	$11,593	$12,254	$10,763
7/31/20	$11,713	$12,388	$10,766
8/31/20	$11,835	$12,299	$10,768
9/30/20	$11,844	$12,343	$10,771
10/31/20	$11,901	$12,344	$10,773
11/30/20	$12,036	$12,415	$10,775
12/31/20	$12,159	$12,453	$10,777
1/31/21	$12,232	$12,386	$10,779
2/28/21	$12,261	$12,193	$10,782
3/31/21	$12,272	$12,145	$10,784
4/30/21	$12,306	$12,177	$10,786
5/31/21	$12,338	$12,204	$10,788
6/30/21	$12,322	$12,264	$10,789
7/31/21	$12,356	$12,416	$10,791
8/31/21	$12,350	$12,391	$10,792
9/30/21	$12,356	$12,274	$10,793
10/31/21	$12,278	$12,242	$10,795
11/30/21	$12,296	$12,330	$10,796
12/31/21	$12,303	$12,280	$10,797
1/31/22	$12,258	$12,087	$10,799
2/28/22	$12,164	$11,926	$10,801
3/31/22	$11,962	$11,669	$10,803
4/30/22	$11,795	$11,355	$10,812
5/31/22	$11,822	$11,340	$10,821
6/30/22	$11,650	$11,168	$10,830
7/31/22	$11,818	$11,452	$10,845
8/31/22	$11,650	$11,153	$10,866
9/30/22	$11,415	$10,795	$10,888
10/31/22	$11,413	$10,758	$10,917
11/30/22	$11,520	$11,032	$10,950
12/31/22	$11,509	$10,902	$10,989
1/31/23	$11,658	$11,153	$11,029
2/28/23	$11,589	$10,975	$11,068
3/31/23	$11,730	$11,219	$11,112
4/30/23	$11,774	$11,276	$11,157
5/31/23	$11,783	$11,232	$11,205
6/30/23	$11,792	$11,225	$11,253
7/31/23	$11,868	$11,229	$11,302
8/31/23	$11,892	$11,215	$11,354
9/30/23	$11,806	$11,021	$11,404
10/31/23	$11,703	$10,943	$11,456
11/30/23	$12,071	$11,319	$11,507
12/31/23	$12,314	$11,681	$11,560
1/31/24	$12,356	$11,658	$11,613
2/29/24	$12,340	$11,578	$11,663
3/31/24	$12,449	$11,683	$11,717
4/30/24	$12,385	$11,495	$11,769
5/31/24	$12,514	$11,596	$11,822
6/30/24	$12,547	$11,697	$11,872
7/31/24	$12,687	$11,923	$11,930
8/31/24	$12,786	$12,053	$11,985
9/30/24	$12,906	$12,193	$12,036
10/31/24	$12,822	$12,028	$12,087
11/30/24	$12,987	$12,171	$12,134
12/31/24	$12,978	$12,078	$12,181
1/31/25	$13,087	$12,125	$12,227
2/28/25	$13,219	$12,271	$12,268
3/31/25	$13,255	$12,219	$12,314
4/30/25	$13,265	$12,340	$12,359
5/31/25	$13,287	$12,299	$12,405
6/30/25	$13,484	$12,417	$12,449
7/31/25	$13,492	$12,407	$12,496
8/31/25	$13,688	$12,475	$12,543
9/30/25	$13,772	$12,567	$12,588
10/31/25	$13,880	$12,666	$12,633
11/30/25	$13,945	$12,692	$12,675
12/31/25	$14,032	$12,665	$12,717

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 93,040,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 483,000
InvestmentCompanyPortfolioTurnover	1001.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000098624
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,870	$10,146	$10,005
2/29/16	$9,741	$10,244	$10,010
3/31/16	$9,961	$10,328	$10,015
4/30/16	$10,111	$10,346	$10,020
5/31/16	$10,123	$10,389	$10,026
6/30/16	$10,123	$10,587	$10,031
7/31/16	$10,234	$10,650	$10,036
8/31/16	$10,272	$10,645	$10,042
9/30/16	$10,355	$10,644	$10,047
10/31/16	$10,429	$10,541	$10,054
11/30/16	$10,392	$10,366	$10,061
12/31/16	$10,489	$10,395	$10,068
1/31/17	$10,550	$10,357	$10,076
2/28/17	$10,643	$10,446	$10,085
3/31/17	$10,701	$10,441	$10,093
4/30/17	$10,747	$10,512	$10,103
5/31/17	$10,804	$10,573	$10,112
6/30/17	$10,823	$10,543	$10,122
7/31/17	$10,882	$10,578	$10,133
8/31/17	$10,952	$10,674	$10,144
9/30/17	$10,992	$10,625	$10,155
10/31/17	$11,021	$10,670	$10,166
11/30/17	$11,031	$10,687	$10,177
12/31/17	$11,031	$10,710	$10,189
1/31/18	$11,050	$10,634	$10,203
2/28/18	$11,048	$10,610	$10,217
3/31/18	$11,053	$10,698	$10,232
4/30/18	$11,047	$10,658	$10,252
5/31/18	$11,105	$10,698	$10,271
6/30/18	$11,092	$10,718	$10,291
7/31/18	$11,152	$10,721	$10,311
8/31/18	$11,150	$10,754	$10,331
9/30/18	$11,173	$10,713	$10,351
10/31/18	$11,201	$10,692	$10,372
11/30/18	$11,145	$10,744	$10,392
12/31/18	$11,161	$10,899	$10,413
1/31/19	$11,310	$11,015	$10,437
2/28/19	$11,364	$11,028	$10,462
3/31/19	$11,439	$11,225	$10,486
4/30/19	$11,514	$11,232	$10,509
5/31/19	$11,539	$11,394	$10,532
6/30/19	$11,607	$11,553	$10,554
7/31/19	$11,604	$11,644	$10,575
8/31/19	$11,454	$11,908	$10,595
9/30/19	$11,479	$11,853	$10,616
10/31/19	$11,551	$11,833	$10,635
11/30/19	$11,600	$11,819	$10,653
12/31/19	$11,729	$11,795	$10,672
1/31/20	$11,719	$12,008	$10,689
2/29/20	$11,707	$12,155	$10,707
3/31/20	$11,112	$11,965	$10,724
4/30/20	$11,365	$12,159	$10,737
5/31/20	$11,553	$12,194	$10,750
6/30/20	$11,724	$12,254	$10,763
7/31/20	$11,847	$12,388	$10,766
8/31/20	$11,973	$12,299	$10,768
9/30/20	$11,985	$12,343	$10,771
10/31/20	$12,045	$12,344	$10,773
11/30/20	$12,184	$12,415	$10,775
12/31/20	$12,312	$12,453	$10,777
1/31/21	$12,388	$12,386	$10,779
2/28/21	$12,420	$12,193	$10,782
3/31/21	$12,433	$12,145	$10,784
4/30/21	$12,471	$12,177	$10,786
5/31/21	$12,505	$12,204	$10,788
6/30/21	$12,491	$12,264	$10,789
7/31/21	$12,529	$12,416	$10,791
8/31/21	$12,526	$12,391	$10,792
9/30/21	$12,534	$12,274	$10,793
10/31/21	$12,458	$12,242	$10,795
11/30/21	$12,478	$12,330	$10,796
12/31/21	$12,489	$12,280	$10,797
1/31/22	$12,445	$12,087	$10,799
2/28/22	$12,352	$11,926	$10,801
3/31/22	$12,149	$11,669	$10,803
4/30/22	$11,983	$11,355	$10,812
5/31/22	$12,012	$11,340	$10,821
6/30/22	$11,841	$11,168	$10,830
7/31/22	$12,014	$11,452	$10,845
8/31/22	$11,845	$11,153	$10,866
9/30/22	$11,609	$10,795	$10,888
10/31/22	$11,609	$10,758	$10,917
11/30/22	$11,720	$11,032	$10,950
12/31/22	$11,712	$10,902	$10,989
1/31/23	$11,866	$11,153	$11,029
2/28/23	$11,798	$10,975	$11,068
3/31/23	$11,944	$11,219	$11,112
4/30/23	$11,991	$11,276	$11,157
5/31/23	$12,003	$11,232	$11,205
6/30/23	$12,015	$11,225	$11,253
7/31/23	$12,094	$11,229	$11,302
8/31/23	$12,122	$11,215	$11,354
9/30/23	$12,036	$11,021	$11,404
10/31/23	$11,934	$10,943	$11,456
11/30/23	$12,311	$11,319	$11,507
12/31/23	$12,562	$11,681	$11,560
1/31/24	$12,608	$11,658	$11,613
2/29/24	$12,594	$11,578	$11,663
3/31/24	$12,707	$11,683	$11,717
4/30/24	$12,645	$11,495	$11,769
5/31/24	$12,779	$11,596	$11,822
6/30/24	$12,815	$11,697	$11,872
7/31/24	$12,961	$11,923	$11,930
8/31/24	$13,065	$12,053	$11,985
9/30/24	$13,191	$12,193	$12,036
10/31/24	$13,107	$12,028	$12,087
11/30/24	$13,278	$12,171	$12,134
12/31/24	$13,272	$12,078	$12,181
1/31/25	$13,387	$12,125	$12,227
2/28/25	$13,525	$12,271	$12,268
3/31/25	$13,564	$12,219	$12,314
4/30/25	$13,577	$12,340	$12,359
5/31/25	$13,603	$12,299	$12,405
6/30/25	$13,807	$12,417	$12,449
7/31/25	$13,818	$12,407	$12,496
8/31/25	$14,022	$12,475	$12,543
9/30/25	$14,111	$12,567	$12,588
10/31/25	$14,225	$12,666	$12,633
11/30/25	$14,294	$12,692	$12,675
12/31/25	$14,386	$12,665	$12,717

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 93,040,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 483,000
InvestmentCompanyPortfolioTurnover	1001.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000139587
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,866	$10,146	$10,005
2/29/16	$9,735	$10,244	$10,010
3/31/16	$9,951	$10,328	$10,015
4/30/16	$10,096	$10,346	$10,020
5/31/16	$10,105	$10,389	$10,026
6/30/16	$10,101	$10,587	$10,031
7/31/16	$10,208	$10,650	$10,036
8/31/16	$10,242	$10,645	$10,042
9/30/16	$10,321	$10,644	$10,047
10/31/16	$10,390	$10,541	$10,054
11/30/16	$10,350	$10,366	$10,061
12/31/16	$10,442	$10,395	$10,068
1/31/17	$10,499	$10,357	$10,076
2/28/17	$10,588	$10,446	$10,085
3/31/17	$10,642	$10,441	$10,093
4/30/17	$10,684	$10,512	$10,103
5/31/17	$10,737	$10,573	$10,112
6/30/17	$10,751	$10,543	$10,122
7/31/17	$10,806	$10,578	$10,133
8/31/17	$10,872	$10,674	$10,144
9/30/17	$10,906	$10,625	$10,155
10/31/17	$10,932	$10,670	$10,166
11/30/17	$10,937	$10,687	$10,177
12/31/17	$10,932	$10,710	$10,189
1/31/18	$10,947	$10,634	$10,203
2/28/18	$10,942	$10,610	$10,217
3/31/18	$10,943	$10,698	$10,232
4/30/18	$10,933	$10,658	$10,252
5/31/18	$10,986	$10,698	$10,271
6/30/18	$10,969	$10,718	$10,291
7/31/18	$11,024	$10,721	$10,311
8/31/18	$11,017	$10,754	$10,331
9/30/18	$11,037	$10,713	$10,351
10/31/18	$11,060	$10,692	$10,372
11/30/18	$11,000	$10,744	$10,392
12/31/18	$11,012	$10,899	$10,413
1/31/19	$11,155	$11,015	$10,437
2/28/19	$11,205	$11,028	$10,462
3/31/19	$11,274	$11,225	$10,486
4/30/19	$11,344	$11,232	$10,509
5/31/19	$11,364	$11,394	$10,532
6/30/19	$11,427	$11,553	$10,554
7/31/19	$11,419	$11,644	$10,575
8/31/19	$11,268	$11,908	$10,595
9/30/19	$11,289	$11,853	$10,616
10/31/19	$11,355	$11,833	$10,635
11/30/19	$11,399	$11,819	$10,653
12/31/19	$11,521	$11,795	$10,672
1/31/20	$11,507	$12,008	$10,689
2/29/20	$11,491	$12,155	$10,707
3/31/20	$10,903	$11,965	$10,724
4/30/20	$11,146	$12,159	$10,737
5/31/20	$11,327	$12,194	$10,750
6/30/20	$11,490	$12,254	$10,763
7/31/20	$11,606	$12,388	$10,766
8/31/20	$11,725	$12,299	$10,768
9/30/20	$11,733	$12,343	$10,771
10/31/20	$11,787	$12,344	$10,773
11/30/20	$11,919	$12,415	$10,775
12/31/20	$12,039	$12,453	$10,777
1/31/21	$12,109	$12,386	$10,779
2/28/21	$12,136	$12,193	$10,782
3/31/21	$12,144	$12,145	$10,784
4/30/21	$12,176	$12,177	$10,786
5/31/21	$12,205	$12,204	$10,788
6/30/21	$12,187	$12,264	$10,789
7/31/21	$12,219	$12,416	$10,791
8/31/21	$12,212	$12,391	$10,792
9/30/21	$12,215	$12,274	$10,793
10/31/21	$12,136	$12,242	$10,795
11/30/21	$12,152	$12,330	$10,796
12/31/21	$12,157	$12,280	$10,797
1/31/22	$12,110	$12,087	$10,799
2/28/22	$12,015	$11,926	$10,801
3/31/22	$11,814	$11,669	$10,803
4/30/22	$11,647	$11,355	$10,812
5/31/22	$11,672	$11,340	$10,821
6/30/22	$11,501	$11,168	$10,830
7/31/22	$11,664	$11,452	$10,845
8/31/22	$11,496	$11,153	$10,866
9/30/22	$11,262	$10,795	$10,888
10/31/22	$11,259	$10,758	$10,917
11/30/22	$11,362	$11,032	$10,950
12/31/22	$11,350	$10,902	$10,989
1/31/23	$11,495	$11,153	$11,029
2/28/23	$11,425	$10,975	$11,068
3/31/23	$11,562	$11,219	$11,112
4/30/23	$11,603	$11,276	$11,157
5/31/23	$11,610	$11,232	$11,205
6/30/23	$11,617	$11,225	$11,253
7/31/23	$11,690	$11,229	$11,302
8/31/23	$11,712	$11,215	$11,354
9/30/23	$11,625	$11,021	$11,404
10/31/23	$11,522	$10,943	$11,456
11/30/23	$11,882	$11,319	$11,507
12/31/23	$12,119	$11,681	$11,560
1/31/24	$12,159	$11,658	$11,613
2/29/24	$12,141	$11,578	$11,663
3/31/24	$12,246	$11,683	$11,717
4/30/24	$12,181	$11,495	$11,769
5/31/24	$12,305	$11,596	$11,822
6/30/24	$12,336	$11,697	$11,872
7/31/24	$12,472	$11,923	$11,930
8/31/24	$12,567	$12,053	$11,985
9/30/24	$12,683	$12,193	$12,036
10/31/24	$12,598	$12,028	$12,087
11/30/24	$12,758	$12,171	$12,134
12/31/24	$12,747	$12,078	$12,181
1/31/25	$12,852	$12,125	$12,227
2/28/25	$12,980	$12,271	$12,268
3/31/25	$13,013	$12,219	$12,314
4/30/25	$13,021	$12,340	$12,359
5/31/25	$13,041	$12,299	$12,405
6/30/25	$13,232	$12,417	$12,449
7/31/25	$13,238	$12,407	$12,496
8/31/25	$13,427	$12,475	$12,543
9/30/25	$13,508	$12,567	$12,588
10/31/25	$13,611	$12,666	$12,633
11/30/25	$13,673	$12,692	$12,675
12/31/25	$13,755	$12,665	$12,717

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 93,040,000
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 483,000
InvestmentCompanyPortfolioTurnover	1001.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026494
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,887	$10,146	$9,980
2/29/16	$10,069	$10,244	$10,182
3/31/16	$10,485	$10,328	$10,522
4/30/16	$10,758	$10,346	$10,723
5/31/16	$10,735	$10,389	$10,691
6/30/16	$11,184	$10,587	$11,090
7/31/16	$11,389	$10,650	$11,262
8/31/16	$11,623	$10,645	$11,465
9/30/16	$11,685	$10,644	$11,504
10/31/16	$11,555	$10,541	$11,335
11/30/16	$11,098	$10,366	$10,863
12/31/16	$11,331	$10,395	$11,019
1/31/17	$11,495	$10,357	$11,178
2/28/17	$11,745	$10,446	$11,410
3/31/17	$11,798	$10,441	$11,449
4/30/17	$11,993	$10,512	$11,636
5/31/17	$12,072	$10,573	$11,732
6/30/17	$12,016	$10,543	$11,702
7/31/17	$12,120	$10,578	$11,779
8/31/17	$12,329	$10,674	$11,983
9/30/17	$12,363	$10,625	$11,981
10/31/17	$12,422	$10,670	$12,003
11/30/17	$12,379	$10,687	$11,971
12/31/17	$12,449	$10,710	$12,046
1/31/18	$12,452	$10,634	$12,023
2/28/18	$12,235	$10,610	$11,787
3/31/18	$12,266	$10,698	$11,831
4/30/18	$12,113	$10,658	$11,658
5/31/18	$11,970	$10,698	$11,532
6/30/18	$11,837	$10,718	$11,416
7/31/18	$12,068	$10,721	$11,651
8/31/18	$11,792	$10,754	$11,427
9/30/18	$12,025	$10,713	$11,629
10/31/18	$11,758	$10,692	$11,370
11/30/18	$11,698	$10,744	$11,325
12/31/18	$11,860	$10,899	$11,491
1/31/19	$12,419	$11,015	$11,999
2/28/19	$12,506	$11,028	$12,073
3/31/19	$12,661	$11,225	$12,248
4/30/19	$12,679	$11,232	$12,263
5/31/19	$12,719	$11,394	$12,333
6/30/19	$13,146	$11,553	$12,709
7/31/19	$13,293	$11,644	$12,855
8/31/19	$13,296	$11,908	$12,926
9/30/19	$13,259	$11,853	$12,879
10/31/19	$13,338	$11,833	$12,927
11/30/19	$13,317	$11,819	$12,905
12/31/19	$13,612	$11,795	$13,148
1/31/20	$13,858	$12,008	$13,376
2/29/20	$13,772	$12,155	$13,268
3/31/20	$11,855	$11,965	$11,602
4/30/20	$12,113	$12,159	$11,857
5/31/20	$12,860	$12,194	$12,537
6/30/20	$13,267	$12,254	$12,902
7/31/20	$13,774	$12,388	$13,379
8/31/20	$13,844	$12,299	$13,419
9/30/20	$13,607	$12,343	$13,197
10/31/20	$13,608	$12,344	$13,181
11/30/20	$14,225	$12,415	$13,675
12/31/20	$14,525	$12,453	$13,921
1/31/21	$14,343	$12,386	$13,752
2/28/21	$14,000	$12,193	$13,399
3/31/21	$13,811	$12,145	$13,260
4/30/21	$14,146	$12,177	$13,514
5/31/21	$14,311	$12,204	$13,660
6/30/21	$14,408	$12,264	$13,782
7/31/21	$14,491	$12,416	$13,856
8/31/21	$14,640	$12,391	$13,983
9/30/21	$14,325	$12,274	$13,708
10/31/21	$14,244	$12,242	$13,717
11/30/21	$13,955	$12,330	$13,518
12/31/21	$14,153	$12,280	$13,710
1/31/22	$13,768	$12,087	$13,314
2/28/22	$13,057	$11,926	$12,581
3/31/22	$13,059	$11,669	$12,441
4/30/22	$12,342	$11,355	$11,759
5/31/22	$12,327	$11,340	$11,781
6/30/22	$11,569	$11,168	$11,129
7/31/22	$11,887	$11,452	$11,485
8/31/22	$11,788	$11,153	$11,351
9/30/22	$11,038	$10,795	$10,661
10/31/22	$10,990	$10,758	$10,670
11/30/22	$11,879	$11,032	$11,411
12/31/22	$11,929	$10,902	$11,455
1/31/23	$12,375	$11,153	$11,811
2/28/23	$12,078	$10,975	$11,550
3/31/23	$12,208	$11,219	$11,712
4/30/23	$12,259	$11,276	$11,771
5/31/23	$12,122	$11,232	$11,666
6/30/23	$12,378	$11,225	$11,891
7/31/23	$12,589	$11,229	$12,082
8/31/23	$12,404	$11,215	$11,914
9/30/23	$12,051	$11,021	$11,579
10/31/23	$11,953	$10,943	$11,411
11/30/23	$12,639	$11,319	$12,072
12/31/23	$13,267	$11,681	$12,652
1/31/24	$13,146	$11,658	$12,503
2/29/24	$13,238	$11,578	$12,589
3/31/24	$13,520	$11,683	$12,828
4/30/24	$13,255	$11,495	$12,571
5/31/24	$13,506	$11,596	$12,800
6/30/24	$13,582	$11,697	$12,884
7/31/24	$13,865	$11,923	$13,119
8/31/24	$14,167	$12,053	$13,425
9/30/24	$14,464	$12,193	$13,666
10/31/24	$14,202	$12,028	$13,421
11/30/24	$14,435	$12,171	$13,580
12/31/24	$14,253	$12,078	$13,377
1/31/25	$14,472	$12,125	$13,541
2/28/25	$14,736	$12,271	$13,764
3/31/25	$14,605	$12,219	$13,691
4/30/25	$14,571	$12,340	$13,679
5/31/25	$14,688	$12,299	$13,796
6/30/25	$15,076	$12,417	$14,110
7/31/25	$15,274	$12,407	$14,276
8/31/25	$15,553	$12,475	$14,494
9/30/25	$15,805	$12,567	$14,729
10/31/25	$16,195	$12,666	$15,053
11/30/25	$16,313	$12,692	$15,098
12/31/25	$16,387	$12,665	$15,176

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,514,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 886,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030987
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,886	$10,146	$9,980
2/29/16	$10,068	$10,244	$10,182
3/31/16	$10,483	$10,328	$10,522
4/30/16	$10,755	$10,346	$10,723
5/31/16	$10,730	$10,389	$10,691
6/30/16	$11,178	$10,587	$11,090
7/31/16	$11,382	$10,650	$11,262
8/31/16	$11,615	$10,645	$11,465
9/30/16	$11,676	$10,644	$11,504
10/31/16	$11,545	$10,541	$11,335
11/30/16	$11,088	$10,366	$10,863
12/31/16	$11,320	$10,395	$11,019
1/31/17	$11,482	$10,357	$11,178
2/28/17	$11,732	$10,446	$11,410
3/31/17	$11,784	$10,441	$11,449
4/30/17	$11,978	$10,512	$11,636
5/31/17	$12,055	$10,573	$11,732
6/30/17	$11,999	$10,543	$11,702
7/31/17	$12,101	$10,578	$11,779
8/31/17	$12,309	$10,674	$11,983
9/30/17	$12,342	$10,625	$11,981
10/31/17	$12,400	$10,670	$12,003
11/30/17	$12,356	$10,687	$11,971
12/31/17	$12,425	$10,710	$12,046
1/31/18	$12,426	$10,634	$12,023
2/28/18	$12,209	$10,610	$11,787
3/31/18	$12,239	$10,698	$11,831
4/30/18	$12,085	$10,658	$11,658
5/31/18	$11,941	$10,698	$11,532
6/30/18	$11,807	$10,718	$11,416
7/31/18	$12,037	$10,721	$11,651
8/31/18	$11,761	$10,754	$11,427
9/30/18	$11,992	$10,713	$11,629
10/31/18	$11,725	$10,692	$11,370
11/30/18	$11,664	$10,744	$11,325
12/31/18	$11,825	$10,899	$11,491
1/31/19	$12,381	$11,015	$11,999
2/28/19	$12,467	$11,028	$12,073
3/31/19	$12,621	$11,225	$12,248
4/30/19	$12,637	$11,232	$12,263
5/31/19	$12,676	$11,394	$12,333
6/30/19	$13,101	$11,553	$12,709
7/31/19	$13,246	$11,644	$12,855
8/31/19	$13,248	$11,908	$12,926
9/30/19	$13,210	$11,853	$12,879
10/31/19	$13,287	$11,833	$12,927
11/30/19	$13,265	$11,819	$12,905
12/31/19	$13,558	$11,795	$13,148
1/31/20	$13,802	$12,008	$13,376
2/29/20	$13,716	$12,155	$13,268
3/31/20	$11,805	$11,965	$11,602
4/30/20	$12,061	$12,159	$11,857
5/31/20	$12,804	$12,194	$12,537
6/30/20	$13,208	$12,254	$12,902
7/31/20	$13,712	$12,388	$13,379
8/31/20	$13,780	$12,299	$13,419
9/30/20	$13,543	$12,343	$13,197
10/31/20	$13,543	$12,344	$13,181
11/30/20	$14,156	$12,415	$13,675
12/31/20	$14,453	$12,453	$13,921
1/31/21	$14,271	$12,386	$13,752
2/28/21	$13,929	$12,193	$13,399
3/31/21	$13,740	$12,145	$13,260
4/30/21	$14,071	$12,177	$13,514
5/31/21	$14,234	$12,204	$13,660
6/30/21	$14,330	$12,264	$13,782
7/31/21	$14,411	$12,416	$13,856
8/31/21	$14,558	$12,391	$13,983
9/30/21	$14,243	$12,274	$13,708
10/31/21	$14,162	$12,242	$13,717
11/30/21	$13,873	$12,330	$13,518
12/31/21	$14,068	$12,280	$13,710
1/31/22	$13,685	$12,087	$13,314
2/28/22	$12,977	$11,926	$12,581
3/31/22	$12,978	$11,669	$12,441
4/30/22	$12,264	$11,355	$11,759
5/31/22	$12,248	$11,340	$11,781
6/30/22	$11,494	$11,168	$11,129
7/31/22	$11,808	$11,452	$11,485
8/31/22	$11,709	$11,153	$11,351
9/30/22	$10,964	$10,795	$10,661
10/31/22	$10,915	$10,758	$10,670
11/30/22	$11,797	$11,032	$11,411
12/31/22	$11,846	$10,902	$11,455
1/31/23	$12,287	$11,153	$11,811
2/28/23	$11,992	$10,975	$11,550
3/31/23	$12,120	$11,219	$11,712
4/30/23	$12,170	$11,276	$11,771
5/31/23	$12,033	$11,232	$11,666
6/30/23	$12,285	$11,225	$11,891
7/31/23	$12,494	$11,229	$12,082
8/31/23	$12,309	$11,215	$11,914
9/30/23	$11,958	$11,021	$11,579
10/31/23	$11,859	$10,943	$11,411
11/30/23	$12,539	$11,319	$12,072
12/31/23	$13,161	$11,681	$12,652
1/31/24	$13,040	$11,658	$12,503
2/29/24	$13,130	$11,578	$12,589
3/31/24	$13,409	$11,683	$12,828
4/30/24	$13,145	$11,495	$12,571
5/31/24	$13,392	$11,596	$12,800
6/30/24	$13,467	$11,697	$12,884
7/31/24	$13,747	$11,923	$13,119
8/31/24	$14,045	$12,053	$13,425
9/30/24	$14,338	$12,193	$13,666
10/31/24	$14,077	$12,028	$13,421
11/30/24	$14,307	$12,171	$13,580
12/31/24	$14,125	$12,078	$13,377
1/31/25	$14,341	$12,125	$13,541
2/28/25	$14,602	$12,271	$13,764
3/31/25	$14,471	$12,219	$13,691
4/30/25	$14,436	$12,340	$13,679
5/31/25	$14,550	$12,299	$13,796
6/30/25	$14,934	$12,417	$14,110
7/31/25	$15,128	$12,407	$14,276
8/31/25	$15,404	$12,475	$14,494
9/30/25	$15,652	$12,567	$14,729
10/31/25	$16,036	$12,666	$15,053
11/30/25	$16,152	$12,692	$15,098
12/31/25	$16,225	$12,665	$15,176

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,514,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 886,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030995
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,888	$10,146	$9,980
2/29/16	$10,072	$10,244	$10,182
3/31/16	$10,489	$10,328	$10,522
4/30/16	$10,764	$10,346	$10,723
5/31/16	$10,741	$10,389	$10,691
6/30/16	$11,192	$10,587	$11,090
7/31/16	$11,399	$10,650	$11,262
8/31/16	$11,634	$10,645	$11,465
9/30/16	$11,698	$10,644	$11,504
10/31/16	$11,569	$10,541	$11,335
11/30/16	$11,113	$10,366	$10,863
12/31/16	$11,348	$10,395	$11,019
1/31/17	$11,513	$10,357	$11,178
2/28/17	$11,765	$10,446	$11,410
3/31/17	$11,820	$10,441	$11,449
4/30/17	$12,017	$10,512	$11,636
5/31/17	$12,097	$10,573	$11,732
6/30/17	$12,043	$10,543	$11,702
7/31/17	$12,148	$10,578	$11,779
8/31/17	$12,360	$10,674	$11,983
9/30/17	$12,395	$10,625	$11,981
10/31/17	$12,456	$10,670	$12,003
11/30/17	$12,415	$10,687	$11,971
12/31/17	$12,486	$10,710	$12,046
1/31/18	$12,490	$10,634	$12,023
2/28/18	$12,274	$10,610	$11,787
3/31/18	$12,307	$10,698	$11,831
4/30/18	$12,155	$10,658	$11,658
5/31/18	$12,013	$10,698	$11,532
6/30/18	$11,881	$10,718	$11,416
7/31/18	$12,114	$10,721	$11,651
8/31/18	$11,839	$10,754	$11,427
9/30/18	$12,074	$10,713	$11,629
10/31/18	$11,807	$10,692	$11,370
11/30/18	$11,749	$10,744	$11,325
12/31/18	$11,914	$10,899	$11,491
1/31/19	$12,476	$11,015	$11,999
2/28/19	$12,565	$11,028	$12,073
3/31/19	$12,723	$11,225	$12,248
4/30/19	$12,742	$11,232	$12,263
5/31/19	$12,784	$11,394	$12,333
6/30/19	$13,215	$11,553	$12,709
7/31/19	$13,365	$11,644	$12,855
8/31/19	$13,369	$11,908	$12,926
9/30/19	$13,333	$11,853	$12,879
10/31/19	$13,414	$11,833	$12,927
11/30/19	$13,394	$11,819	$12,905
12/31/19	$13,693	$11,795	$13,148
1/31/20	$13,942	$12,008	$13,376
2/29/20	$13,858	$12,155	$13,268
3/31/20	$11,930	$11,965	$11,602
4/30/20	$12,191	$12,159	$11,857
5/31/20	$12,945	$12,194	$12,537
6/30/20	$13,356	$12,254	$12,902
7/31/20	$13,869	$12,388	$13,379
8/31/20	$13,941	$12,299	$13,419
9/30/20	$13,704	$12,343	$13,197
10/31/20	$13,707	$12,344	$13,181
11/30/20	$14,330	$12,415	$13,675
12/31/20	$14,634	$12,453	$13,921
1/31/21	$14,452	$12,386	$13,752
2/28/21	$14,109	$12,193	$13,399
3/31/21	$13,920	$12,145	$13,260
4/30/21	$14,259	$12,177	$13,514
5/31/21	$14,427	$12,204	$13,660
6/30/21	$14,527	$12,264	$13,782
7/31/21	$14,612	$12,416	$13,856
8/31/21	$14,764	$12,391	$13,983
9/30/21	$14,448	$12,274	$13,708
10/31/21	$14,368	$12,242	$13,717
11/30/21	$14,079	$12,330	$13,518
12/31/21	$14,280	$12,280	$13,710
1/31/22	$13,894	$12,087	$13,314
2/28/22	$13,177	$11,926	$12,581
3/31/22	$13,181	$11,669	$12,441
4/30/22	$12,459	$11,355	$11,759
5/31/22	$12,445	$11,340	$11,781
6/30/22	$11,682	$11,168	$11,129
7/31/22	$12,004	$11,452	$11,485
8/31/22	$11,906	$11,153	$11,351
9/30/22	$11,150	$10,795	$10,661
10/31/22	$11,102	$10,758	$10,670
11/30/22	$12,002	$11,032	$11,411
12/31/22	$12,055	$10,902	$11,455
1/31/23	$12,506	$11,153	$11,811
2/28/23	$12,208	$10,975	$11,550
3/31/23	$12,341	$11,219	$11,712
4/30/23	$12,394	$11,276	$11,771
5/31/23	$12,257	$11,232	$11,666
6/30/23	$12,517	$11,225	$11,891
7/31/23	$12,733	$11,229	$12,082
8/31/23	$12,547	$11,215	$11,914
9/30/23	$12,191	$11,021	$11,579
10/31/23	$12,093	$10,943	$11,411
11/30/23	$12,789	$11,319	$12,072
12/31/23	$13,427	$11,681	$12,652
1/31/24	$13,305	$11,658	$12,503
2/29/24	$13,400	$11,578	$12,589
3/31/24	$13,687	$11,683	$12,828
4/30/24	$13,421	$11,495	$12,571
5/31/24	$13,677	$11,596	$12,800
6/30/24	$13,755	$11,697	$12,884
7/31/24	$14,044	$11,923	$13,119
8/31/24	$14,352	$12,053	$13,425
9/30/24	$14,655	$12,193	$13,666
10/31/24	$14,391	$12,028	$13,421
11/30/24	$14,629	$12,171	$13,580
12/31/24	$14,446	$12,078	$13,377
1/31/25	$14,669	$12,125	$13,541
2/28/25	$14,939	$12,271	$13,764
3/31/25	$14,808	$12,219	$13,691
4/30/25	$14,775	$12,340	$13,679
5/31/25	$14,896	$12,299	$13,796
6/30/25	$15,292	$12,417	$14,110
7/31/25	$15,494	$12,407	$14,276
8/31/25	$15,779	$12,475	$14,494
9/30/25	$16,037	$12,567	$14,729
10/31/25	$16,434	$12,666	$15,053
11/30/25	$16,556	$12,692	$15,098
12/31/25	$16,634	$12,665	$15,176

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,514,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 886,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000148732
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$158	1.47%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,885	$10,146	$9,980
2/29/16	$10,065	$10,244	$10,182
3/31/16	$10,478	$10,328	$10,522
4/30/16	$10,748	$10,346	$10,723
5/31/16	$10,722	$10,389	$10,691
6/30/16	$11,168	$10,587	$11,090
7/31/16	$11,370	$10,650	$11,262
8/31/16	$11,600	$10,645	$11,465
9/30/16	$11,659	$10,644	$11,504
10/31/16	$11,526	$10,541	$11,335
11/30/16	$11,068	$10,366	$10,863
12/31/16	$11,297	$10,395	$11,019
1/31/17	$11,458	$10,357	$11,178
2/28/17	$11,705	$10,446	$11,410
3/31/17	$11,755	$10,441	$11,449
4/30/17	$11,947	$10,512	$11,636
5/31/17	$12,021	$10,573	$11,732
6/30/17	$11,963	$10,543	$11,702
7/31/17	$12,063	$10,578	$11,779
8/31/17	$12,269	$10,674	$11,983
9/30/17	$12,300	$10,625	$11,981
10/31/17	$12,355	$10,670	$12,003
11/30/17	$12,309	$10,687	$11,971
12/31/17	$12,376	$10,710	$12,046
1/31/18	$12,375	$10,634	$12,023
2/28/18	$12,157	$10,610	$11,787
3/31/18	$12,185	$10,698	$11,831
4/30/18	$12,030	$10,658	$11,658
5/31/18	$11,885	$10,698	$11,532
6/30/18	$11,749	$10,718	$11,416
7/31/18	$11,976	$10,721	$11,651
8/31/18	$11,699	$10,754	$11,427
9/30/18	$11,927	$10,713	$11,629
10/31/18	$11,659	$10,692	$11,370
11/30/18	$11,597	$10,744	$11,325
12/31/18	$11,755	$10,899	$11,491
1/31/19	$12,305	$11,015	$11,999
2/28/19	$12,389	$11,028	$12,073
3/31/19	$12,540	$11,225	$12,248
4/30/19	$12,554	$11,232	$12,263
5/31/19	$12,591	$11,394	$12,333
6/30/19	$13,010	$11,553	$12,709
7/31/19	$13,153	$11,644	$12,855
8/31/19	$13,151	$11,908	$12,926
9/30/19	$13,112	$11,853	$12,879
10/31/19	$13,187	$11,833	$12,927
11/30/19	$13,162	$11,819	$12,905
12/31/19	$13,451	$11,795	$13,148
1/31/20	$13,690	$12,008	$13,376
2/29/20	$13,603	$12,155	$13,268
3/31/20	$11,706	$11,965	$11,602
4/30/20	$11,957	$12,159	$11,857
5/31/20	$12,692	$12,194	$12,537
6/30/20	$13,090	$12,254	$12,902
7/31/20	$13,588	$12,388	$13,379
8/31/20	$13,653	$12,299	$13,419
9/30/20	$13,416	$12,343	$13,197
10/31/20	$13,414	$12,344	$13,181
11/30/20	$14,019	$12,415	$13,675
12/31/20	$14,310	$12,453	$13,921
1/31/21	$14,127	$12,386	$13,752
2/28/21	$13,787	$12,193	$13,399
3/31/21	$13,597	$12,145	$13,260
4/30/21	$13,923	$12,177	$13,514
5/31/21	$14,082	$12,204	$13,660
6/30/21	$14,174	$12,264	$13,782
7/31/21	$14,252	$12,416	$13,856
8/31/21	$14,394	$12,391	$13,983
9/30/21	$14,081	$12,274	$13,708
10/31/21	$13,998	$12,242	$13,717
11/30/21	$13,711	$12,330	$13,518
12/31/21	$13,901	$12,280	$13,710
1/31/22	$13,521	$12,087	$13,314
2/28/22	$12,819	$11,926	$12,581
3/31/22	$12,818	$11,669	$12,441
4/30/22	$12,110	$11,355	$11,759
5/31/22	$12,093	$11,340	$11,781
6/30/22	$11,347	$11,168	$11,129
7/31/22	$11,655	$11,452	$11,485
8/31/22	$11,555	$11,153	$11,351
9/30/22	$10,817	$10,795	$10,661
10/31/22	$10,767	$10,758	$10,670
11/30/22	$11,636	$11,032	$11,411
12/31/22	$11,682	$10,902	$11,455
1/31/23	$12,115	$11,153	$11,811
2/28/23	$11,822	$10,975	$11,550
3/31/23	$11,946	$11,219	$11,712
4/30/23	$11,994	$11,276	$11,771
5/31/23	$11,857	$11,232	$11,666
6/30/23	$12,103	$11,225	$11,891
7/31/23	$12,307	$11,229	$12,082
8/31/23	$12,123	$11,215	$11,914
9/30/23	$11,775	$11,021	$11,579
10/31/23	$11,676	$10,943	$11,411
11/30/23	$12,343	$11,319	$12,072
12/31/23	$12,954	$11,681	$12,652
1/31/24	$12,832	$11,658	$12,503
2/29/24	$12,919	$11,578	$12,589
3/31/24	$13,191	$11,683	$12,828
4/30/24	$12,929	$11,495	$12,571
5/31/24	$13,170	$11,596	$12,800
6/30/24	$13,241	$11,697	$12,884
7/31/24	$13,514	$11,923	$13,119
8/31/24	$13,805	$12,053	$13,425
9/30/24	$14,091	$12,193	$13,666
10/31/24	$13,832	$12,028	$13,421
11/30/24	$14,056	$12,171	$13,580
12/31/24	$13,874	$12,078	$13,377
1/31/25	$14,084	$12,125	$13,541
2/28/25	$14,338	$12,271	$13,764
3/31/25	$14,207	$12,219	$13,691
4/30/25	$14,171	$12,340	$13,679
5/31/25	$14,280	$12,299	$13,796
6/30/25	$14,655	$12,417	$14,110
7/31/25	$14,843	$12,407	$14,276
8/31/25	$15,110	$12,475	$14,494
9/30/25	$15,352	$12,567	$14,729
10/31/25	$15,726	$12,666	$15,053
11/30/25	$15,837	$12,692	$15,098
12/31/25	$15,905	$12,665	$15,176

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,514,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 886,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026497
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,072	$10,087
2/29/16	$10,223	$10,311
3/31/16	$10,519	$10,590
4/30/16	$10,688	$10,731
5/31/16	$10,536	$10,587
6/30/16	$10,874	$10,896
7/31/16	$11,043	$10,978
8/31/16	$11,003	$10,925
9/30/16	$11,087	$10,985
10/31/16	$10,838	$10,680
11/30/16	$10,401	$10,256
12/31/16	$10,404	$10,209
1/31/17	$10,536	$10,324
2/28/17	$10,624	$10,372
3/31/17	$10,660	$10,388
4/30/17	$10,767	$10,506
5/31/17	$10,948	$10,668
6/30/17	$10,951	$10,659
7/31/17	$11,170	$10,838
8/31/17	$11,281	$10,945
9/30/17	$11,202	$10,847
10/31/17	$11,169	$10,806
11/30/17	$11,264	$10,926
12/31/17	$11,301	$10,964
1/31/18	$11,528	$11,094
2/28/18	$11,340	$10,996
3/31/18	$11,403	$11,113
4/30/18	$11,217	$10,935
5/31/18	$11,079	$10,852
6/30/18	$11,026	$10,804
7/31/18	$11,093	$10,786
8/31/18	$10,986	$10,797
9/30/18	$11,021	$10,704
10/31/18	$10,835	$10,584
11/30/18	$10,829	$10,617
12/31/18	$10,828	$10,832
1/31/19	$11,074	$10,997
2/28/19	$11,075	$10,934
3/31/19	$11,079	$11,070
4/30/19	$11,113	$11,038
5/31/19	$11,141	$11,187
6/30/19	$11,339	$11,435
7/31/19	$11,245	$11,403
8/31/19	$11,269	$11,635
9/30/19	$11,228	$11,517
10/31/19	$11,344	$11,594
11/30/19	$11,265	$11,506
12/31/19	$11,491	$11,573
1/31/20	$11,522	$11,721
2/29/20	$11,438	$11,799
3/31/20	$10,808	$11,535
4/30/20	$11,101	$11,761
5/31/20	$11,327	$11,813
6/30/20	$11,513	$11,918
7/31/20	$11,909	$12,298
8/31/20	$12,110	$12,279
9/30/20	$12,000	$12,235
10/31/20	$12,043	$12,247
11/30/20	$12,353	$12,470
12/31/20	$12,653	$12,637
1/31/21	$12,619	$12,526
2/28/21	$12,514	$12,310
3/31/21	$12,338	$12,073
4/30/21	$12,505	$12,226
5/31/21	$12,599	$12,341
6/30/21	$12,399	$12,232
7/31/21	$12,445	$12,395
8/31/21	$12,414	$12,343
9/30/21	$12,291	$12,124
10/31/21	$12,178	$12,094
11/30/21	$12,077	$12,059
12/31/21	$12,127	$12,042
1/31/22	$12,017	$11,795
2/28/22	$11,906	$11,655
3/31/22	$11,651	$11,300
4/30/22	$11,120	$10,681
5/31/22	$11,167	$10,710
6/30/22	$10,794	$10,367
7/31/22	$10,899	$10,587
8/31/22	$10,620	$10,169
9/30/22	$10,167	$9,647
10/31/22	$10,121	$9,580
11/30/22	$10,656	$10,031
12/31/22	$10,793	$10,086
1/31/23	$11,116	$10,417
2/28/23	$10,777	$10,070
3/31/23	$10,992	$10,389
4/30/23	$11,057	$10,435
5/31/23	$10,838	$10,231
6/30/23	$10,834	$10,230
7/31/23	$10,946	$10,301
8/31/23	$10,780	$10,160
9/30/23	$10,543	$9,863
10/31/23	$10,411	$9,745
11/30/23	$10,891	$10,237
12/31/23	$11,360	$10,662
1/31/24	$11,201	$10,515
2/29/24	$11,104	$10,383
3/31/24	$11,220	$10,440
4/30/24	$10,995	$10,176
5/31/24	$11,201	$10,310
6/30/24	$11,177	$10,325
7/31/24	$11,453	$10,610
8/31/24	$11,610	$10,861
9/30/24	$11,823	$11,046
10/31/24	$11,411	$10,675
11/30/24	$11,460	$10,712
12/31/24	$11,304	$10,482
1/31/25	$11,428	$10,542
2/28/25	$11,603	$10,692
3/31/25	$11,779	$10,758
4/30/25	$11,986	$11,074
5/31/25	$12,020	$11,035
6/30/25	$12,364	$11,244
7/31/25	$12,174	$11,077
8/31/25	$12,463	$11,238
9/30/25	$12,547	$11,311
10/31/25	$12,548	$11,282
11/30/25	$12,630	$11,309
12/31/25	$12,758	$11,338

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 138,274,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 330,000
InvestmentCompanyPortfolioTurnover	696.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030988
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,071	$10,087
2/29/16	$10,221	$10,311
3/31/16	$10,517	$10,590
4/30/16	$10,684	$10,731
5/31/16	$10,532	$10,587
6/30/16	$10,869	$10,896
7/31/16	$11,036	$10,978
8/31/16	$10,996	$10,925
9/30/16	$11,079	$10,985
10/31/16	$10,829	$10,680
11/30/16	$10,392	$10,256
12/31/16	$10,394	$10,209
1/31/17	$10,525	$10,324
2/28/17	$10,612	$10,372
3/31/17	$10,647	$10,388
4/30/17	$10,753	$10,506
5/31/17	$10,932	$10,668
6/30/17	$10,934	$10,659
7/31/17	$11,152	$10,838
8/31/17	$11,263	$10,945
9/30/17	$11,182	$10,847
10/31/17	$11,149	$10,806
11/30/17	$11,243	$10,926
12/31/17	$11,279	$10,964
1/31/18	$11,504	$11,094
2/28/18	$11,315	$10,996
3/31/18	$11,377	$11,113
4/30/18	$11,191	$10,935
5/31/18	$11,052	$10,852
6/30/18	$10,999	$10,804
7/31/18	$11,065	$10,786
8/31/18	$10,956	$10,797
9/30/18	$10,991	$10,704
10/31/18	$10,805	$10,584
11/30/18	$10,797	$10,617
12/31/18	$10,795	$10,832
1/31/19	$11,040	$10,997
2/28/19	$11,040	$10,934
3/31/19	$11,043	$11,070
4/30/19	$11,076	$11,038
5/31/19	$11,103	$11,187
6/30/19	$11,300	$11,435
7/31/19	$11,205	$11,403
8/31/19	$11,228	$11,635
9/30/19	$11,186	$11,517
10/31/19	$11,301	$11,594
11/30/19	$11,222	$11,506
12/31/19	$11,445	$11,573
1/31/20	$11,475	$11,721
2/29/20	$11,391	$11,799
3/31/20	$10,762	$11,535
4/30/20	$11,053	$11,761
5/31/20	$11,278	$11,813
6/30/20	$11,462	$11,918
7/31/20	$11,855	$12,298
8/31/20	$12,054	$12,279
9/30/20	$11,943	$12,235
10/31/20	$11,985	$12,247
11/30/20	$12,293	$12,470
12/31/20	$12,590	$12,637
1/31/21	$12,556	$12,526
2/28/21	$12,450	$12,310
3/31/21	$12,273	$12,073
4/30/21	$12,439	$12,226
5/31/21	$12,531	$12,341
6/30/21	$12,331	$12,232
7/31/21	$12,376	$12,395
8/31/21	$12,344	$12,343
9/30/21	$12,221	$12,124
10/31/21	$12,108	$12,094
11/30/21	$12,006	$12,059
12/31/21	$12,055	$12,042
1/31/22	$11,944	$11,795
2/28/22	$11,833	$11,655
3/31/22	$11,579	$11,300
4/30/22	$11,050	$10,681
5/31/22	$11,096	$10,710
6/30/22	$10,724	$10,367
7/31/22	$10,828	$10,587
8/31/22	$10,549	$10,169
9/30/22	$10,099	$9,647
10/31/22	$10,052	$9,580
11/30/22	$10,582	$10,031
12/31/22	$10,717	$10,086
1/31/23	$11,038	$10,417
2/28/23	$10,700	$10,070
3/31/23	$10,913	$10,389
4/30/23	$10,976	$10,435
5/31/23	$10,758	$10,231
6/30/23	$10,753	$10,230
7/31/23	$10,863	$10,301
8/31/23	$10,698	$10,160
9/30/23	$10,461	$9,863
10/31/23	$10,330	$9,745
11/30/23	$10,805	$10,237
12/31/23	$11,270	$10,662
1/31/24	$11,111	$10,515
2/29/24	$11,014	$10,383
3/31/24	$11,128	$10,440
4/30/24	$10,904	$10,176
5/31/24	$11,108	$10,310
6/30/24	$11,083	$10,325
7/31/24	$11,355	$10,610
8/31/24	$11,510	$10,861
9/30/24	$11,721	$11,046
10/31/24	$11,311	$10,675
11/30/24	$11,359	$10,712
12/31/24	$11,203	$10,482
1/31/25	$11,325	$10,542
2/28/25	$11,497	$10,692
3/31/25	$11,671	$10,758
4/30/25	$11,875	$11,074
5/31/25	$11,907	$11,035
6/30/25	$12,247	$11,244
7/31/25	$12,058	$11,077
8/31/25	$12,344	$11,238
9/30/25	$12,425	$11,311
10/31/25	$12,426	$11,282
11/30/25	$12,505	$11,309
12/31/25	$12,632	$11,338

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 138,274,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 330,000
InvestmentCompanyPortfolioTurnover	696.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030996
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,073	$10,087
2/29/16	$10,225	$10,311
3/31/16	$10,523	$10,590
4/30/16	$10,693	$10,731
5/31/16	$10,542	$10,587
6/30/16	$10,882	$10,896
7/31/16	$11,052	$10,978
8/31/16	$11,014	$10,925
9/30/16	$11,099	$10,985
10/31/16	$10,851	$10,680
11/30/16	$10,416	$10,256
12/31/16	$10,420	$10,209
1/31/17	$10,553	$10,324
2/28/17	$10,642	$10,372
3/31/17	$10,680	$10,388
4/30/17	$10,788	$10,506
5/31/17	$10,971	$10,668
6/30/17	$10,975	$10,659
7/31/17	$11,196	$10,838
8/31/17	$11,309	$10,945
9/30/17	$11,231	$10,847
10/31/17	$11,199	$10,806
11/30/17	$11,296	$10,926
12/31/17	$11,335	$10,964
1/31/18	$11,564	$11,094
2/28/18	$11,376	$10,996
3/31/18	$11,441	$11,113
4/30/18	$11,256	$10,935
5/31/18	$11,119	$10,852
6/30/18	$11,067	$10,804
7/31/18	$11,136	$10,786
8/31/18	$11,029	$10,797
9/30/18	$11,066	$10,704
10/31/18	$10,881	$10,584
11/30/18	$10,876	$10,617
12/31/18	$10,876	$10,832
1/31/19	$11,125	$10,997
2/28/19	$11,127	$10,934
3/31/19	$11,133	$11,070
4/30/19	$11,169	$11,038
5/31/19	$11,198	$11,187
6/30/19	$11,398	$11,435
7/31/19	$11,305	$11,403
8/31/19	$11,331	$11,635
9/30/19	$11,291	$11,517
10/31/19	$11,409	$11,594
11/30/19	$11,332	$11,506
12/31/19	$11,560	$11,573
1/31/20	$11,592	$11,721
2/29/20	$11,509	$11,799
3/31/20	$10,877	$11,535
4/30/20	$11,173	$11,761
5/31/20	$11,402	$11,813
6/30/20	$11,591	$11,918
7/31/20	$11,991	$12,298
8/31/20	$12,195	$12,279
9/30/20	$12,085	$12,235
10/31/20	$12,130	$12,247
11/30/20	$12,444	$12,470
12/31/20	$12,748	$12,637
1/31/21	$12,715	$12,526
2/28/21	$12,611	$12,310
3/31/21	$12,435	$12,073
4/30/21	$12,605	$12,226
5/31/21	$12,701	$12,341
6/30/21	$12,501	$12,232
7/31/21	$12,549	$12,395
8/31/21	$12,519	$12,343
9/30/21	$12,397	$12,124
10/31/21	$12,285	$12,094
11/30/21	$12,184	$12,059
12/31/21	$12,236	$12,042
1/31/22	$12,127	$11,795
2/28/22	$12,016	$11,655
3/31/22	$11,761	$11,300
4/30/22	$11,225	$10,681
5/31/22	$11,275	$10,710
6/30/22	$10,899	$10,367
7/31/22	$11,007	$10,587
8/31/22	$10,726	$10,169
9/30/22	$10,271	$9,647
10/31/22	$10,225	$9,580
11/30/22	$10,767	$10,031
12/31/22	$10,906	$10,086
1/31/23	$11,235	$10,417
2/28/23	$10,893	$10,070
3/31/23	$11,112	$10,389
4/30/23	$11,179	$10,435
5/31/23	$10,959	$10,231
6/30/23	$10,956	$10,230
7/31/23	$11,071	$10,301
8/31/23	$10,904	$10,160
9/30/23	$10,666	$9,863
10/31/23	$10,534	$9,745
11/30/23	$11,021	$10,237
12/31/23	$11,497	$10,662
1/31/24	$11,337	$10,515
2/29/24	$11,240	$10,383
3/31/24	$11,360	$10,440
4/30/24	$11,133	$10,176
5/31/24	$11,343	$10,310
6/30/24	$11,320	$10,325
7/31/24	$11,601	$10,610
8/31/24	$11,761	$10,861
9/30/24	$11,979	$11,046
10/31/24	$11,563	$10,675
11/30/24	$11,614	$10,712
12/31/24	$11,457	$10,482
1/31/25	$11,585	$10,542
2/28/25	$11,763	$10,692
3/31/25	$11,943	$10,758
4/30/25	$12,154	$11,074
5/31/25	$12,190	$11,035
6/30/25	$12,541	$11,244
7/31/25	$12,349	$11,077
8/31/25	$12,645	$11,238
9/30/25	$12,731	$11,311
10/31/25	$12,734	$11,282
11/30/25	$12,818	$11,309
12/31/25	$12,950	$11,338

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 138,274,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 330,000
InvestmentCompanyPortfolioTurnover	696.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000098620
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Bond (Hedged) Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

  Long exposure to select emerging market ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as the local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,019	$10,146
2/29/16	$9,991	$10,244
3/31/16	$10,269	$10,328
4/30/16	$10,353	$10,346
5/31/16	$10,252	$10,389
6/30/16	$10,502	$10,587
7/31/16	$10,664	$10,650
8/31/16	$10,718	$10,645
9/30/16	$10,788	$10,644
10/31/16	$10,760	$10,541
11/30/16	$10,609	$10,366
12/31/16	$10,678	$10,395
1/31/17	$10,663	$10,357
2/28/17	$10,809	$10,446
3/31/17	$10,799	$10,441
4/30/17	$10,856	$10,512
5/31/17	$10,926	$10,573
6/30/17	$10,892	$10,543
7/31/17	$10,951	$10,578
8/31/17	$11,081	$10,674
9/30/17	$11,069	$10,625
10/31/17	$11,117	$10,670
11/30/17	$11,131	$10,687
12/31/17	$11,136	$10,710
1/31/18	$11,126	$10,634
2/28/18	$11,081	$10,610
3/31/18	$11,166	$10,698
4/30/18	$11,133	$10,658
5/31/18	$11,159	$10,698
6/30/18	$11,187	$10,718
7/31/18	$11,216	$10,721
8/31/18	$11,235	$10,754
9/30/18	$11,201	$10,713
10/31/18	$11,169	$10,692
11/30/18	$11,163	$10,744
12/31/18	$11,253	$10,899
1/31/19	$11,400	$11,015
2/28/19	$11,429	$11,028
3/31/19	$11,594	$11,225
4/30/19	$11,629	$11,232
5/31/19	$11,777	$11,394
6/30/19	$11,934	$11,553
7/31/19	$12,019	$11,644
8/31/19	$12,224	$11,908
9/30/19	$12,158	$11,853
10/31/19	$12,152	$11,833
11/30/19	$12,116	$11,819
12/31/19	$12,140	$11,795
1/31/20	$12,356	$12,008
2/29/20	$12,437	$12,155
3/31/20	$12,029	$11,965
4/30/20	$12,294	$12,159
5/31/20	$12,422	$12,194
6/30/20	$12,548	$12,254
7/31/20	$12,760	$12,388
8/31/20	$12,790	$12,299
9/30/20	$12,847	$12,343
10/31/20	$12,879	$12,344
11/30/20	$13,013	$12,415
12/31/20	$13,123	$12,453
1/31/21	$13,085	$12,386
2/28/21	$12,918	$12,193
3/31/21	$12,871	$12,145
4/30/21	$12,929	$12,177
5/31/21	$12,946	$12,204
6/30/21	$12,974	$12,264
7/31/21	$13,107	$12,416
8/31/21	$13,093	$12,391
9/30/21	$12,973	$12,274
10/31/21	$12,905	$12,242
11/30/21	$12,944	$12,330
12/31/21	$12,924	$12,280
1/31/22	$12,763	$12,087
2/28/22	$12,576	$11,926
3/31/22	$12,336	$11,669
4/30/22	$11,974	$11,355
5/31/22	$11,936	$11,340
6/30/22	$11,672	$11,168
7/31/22	$11,975	$11,452
8/31/22	$11,693	$11,153
9/30/22	$11,258	$10,795
10/31/22	$11,229	$10,758
11/30/22	$11,533	$11,032
12/31/22	$11,433	$10,902
1/31/23	$11,752	$11,153
2/28/23	$11,577	$10,975
3/31/23	$11,738	$11,219
4/30/23	$11,798	$11,276
5/31/23	$11,737	$11,232
6/30/23	$11,735	$11,225
7/31/23	$11,786	$11,229
8/31/23	$11,758	$11,215
9/30/23	$11,603	$11,021
10/31/23	$11,487	$10,943
11/30/23	$11,915	$11,319
12/31/23	$12,344	$11,681
1/31/24	$12,323	$11,658
2/29/24	$12,246	$11,578
3/31/24	$12,422	$11,683
4/30/24	$12,221	$11,495
5/31/24	$12,351	$11,596
6/30/24	$12,434	$11,697
7/31/24	$12,636	$11,923
8/31/24	$12,700	$12,053
9/30/24	$12,885	$12,193
10/31/24	$12,639	$12,028
11/30/24	$12,841	$12,171
12/31/24	$12,784	$12,078
1/31/25	$12,885	$12,125
2/28/25	$13,041	$12,271
3/31/25	$12,997	$12,219
4/30/25	$13,058	$12,340
5/31/25	$13,030	$12,299
6/30/25	$13,221	$12,417
7/31/25	$13,210	$12,407
8/31/25	$13,345	$12,475
9/30/25	$13,434	$12,567
10/31/25	$13,600	$12,666
11/30/25	$13,625	$12,692
12/31/25	$13,643	$12,665

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 78,205,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 201,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$78,205
# of Portfolio Holdings	918
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$201
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	83.7%
United Kingdom	7.6%
Japan	6.1%
France	6.1%
Canada	4.7%
Australia	4.4%
China	4.1%
Spain	3.4%
Italy	3.3%
Cayman Islands	3.2%
Ireland	2.6%
Other Countries	21.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(52.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000112709
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to equities contributed to absolute performance, as underlying PIMCO equity funds and S&P 500 futures posted positive returns.

  Exposure to fixed income securities contributed to absolute performance, as underlying PIMCO bond funds posted positive returns.

  Active management in underlying PIMCO funds contributed to relative performance, as most funds outperformed their respective benchmarks.

  The Portfolio’s volatility management strategy, implemented using S&P 500 futures, contributed to absolute performance, due to an overweight exposure to equities.

  Within the Portfolio’s equity allocation, overweight exposure to international markets stocks through underlying PIMCO funds contributed to relative performance, as international stocks outperformed the U.S. market.

  Put options on the S&P 500 Index, used for tail risk hedging, detracted from absolute performance, as the S&P 500 Index posted positive returns.

  There were no other material detractors for the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,628	$9,402	$10,138	$9,696
2/29/16	$9,518	$9,332	$10,210	$9,680
3/31/16	$9,995	$9,965	$10,303	$10,110
4/30/16	$10,159	$10,123	$10,343	$10,221
5/31/16	$10,170	$10,180	$10,345	$10,257
6/30/16	$10,181	$10,066	$10,531	$10,262
7/31/16	$10,500	$10,491	$10,598	$10,548
8/31/16	$10,544	$10,499	$10,586	$10,548
9/30/16	$10,577	$10,555	$10,580	$10,579
10/31/16	$10,467	$10,351	$10,499	$10,424
11/30/16	$10,522	$10,500	$10,250	$10,415
12/31/16	$10,781	$10,751	$10,265	$10,571
1/31/17	$10,959	$11,011	$10,285	$10,732
2/28/17	$11,238	$11,316	$10,354	$10,940
3/31/17	$11,284	$11,437	$10,349	$11,007
4/30/17	$11,418	$11,606	$10,428	$11,139
5/31/17	$11,564	$11,851	$10,509	$11,315
6/30/17	$11,609	$11,897	$10,498	$11,336
7/31/17	$11,801	$12,182	$10,543	$11,519
8/31/17	$11,891	$12,199	$10,638	$11,570
9/30/17	$12,070	$12,473	$10,587	$11,704
10/31/17	$12,274	$12,708	$10,593	$11,839
11/30/17	$12,467	$12,984	$10,580	$11,987
12/31/17	$12,599	$13,159	$10,628	$12,106
1/31/18	$13,070	$13,854	$10,506	$12,434
2/28/18	$12,599	$13,280	$10,406	$12,078
3/31/18	$12,420	$12,991	$10,473	$11,951
4/30/18	$12,443	$13,140	$10,395	$11,997
5/31/18	$12,512	$13,222	$10,469	$12,077
6/30/18	$12,492	$13,216	$10,456	$12,067
7/31/18	$12,782	$13,629	$10,459	$12,295
8/31/18	$12,886	$13,797	$10,526	$12,418
9/30/18	$12,925	$13,874	$10,458	$12,427
10/31/18	$12,181	$12,856	$10,376	$11,840
11/30/18	$12,205	$13,002	$10,438	$11,949
12/31/18	$11,473	$12,013	$10,630	$11,492
1/31/19	$12,168	$12,948	$10,742	$12,077
2/28/19	$12,432	$13,337	$10,736	$12,292
3/31/19	$12,603	$13,512	$10,942	$12,484
4/30/19	$12,951	$13,991	$10,945	$12,751
5/31/19	$12,410	$13,184	$11,139	$12,400
6/30/19	$13,098	$14,053	$11,279	$12,952
7/31/19	$13,171	$14,122	$11,304	$13,002
8/31/19	$12,894	$13,833	$11,597	$12,977
9/30/19	$13,086	$14,128	$11,535	$13,115
10/31/19	$13,341	$14,487	$11,570	$13,331
11/30/19	$13,609	$14,891	$11,564	$13,551
12/31/19	$13,965	$15,337	$11,556	$13,791
1/31/20	$13,940	$15,244	$11,778	$13,847
2/29/20	$13,387	$13,955	$11,990	$13,244
3/31/20	$12,204	$12,108	$11,920	$12,162
4/30/20	$12,575	$13,431	$12,132	$13,045
5/31/20	$12,785	$14,080	$12,188	$13,448
6/30/20	$13,048	$14,452	$12,265	$13,695
7/31/20	$13,289	$15,144	$12,448	$14,170
8/31/20	$13,612	$16,156	$12,348	$14,692
9/30/20	$13,433	$15,598	$12,341	$14,385
10/31/20	$13,351	$15,120	$12,286	$14,094
11/30/20	$14,152	$17,053	$12,406	$15,231
12/31/20	$14,544	$17,776	$12,424	$15,627
1/31/21	$14,599	$17,599	$12,334	$15,489
2/28/21	$14,722	$18,050	$12,156	$15,638
3/31/21	$14,853	$18,651	$12,005	$15,872
4/30/21	$15,256	$19,519	$12,099	$16,365
5/31/21	$15,464	$19,800	$12,139	$16,528
6/30/21	$15,613	$20,095	$12,224	$16,722
7/31/21	$15,698	$20,455	$12,361	$16,977
8/31/21	$15,868	$20,964	$12,337	$17,217
9/30/21	$15,344	$20,094	$12,231	$16,729
10/31/21	$15,712	$21,232	$12,227	$17,295
11/30/21	$15,471	$20,767	$12,263	$17,088
12/31/21	$15,795	$21,654	$12,232	$17,509
1/31/22	$15,150	$20,508	$11,968	$16,802
2/28/22	$14,778	$19,990	$11,835	$16,472
3/31/22	$14,725	$20,538	$11,506	$16,561
4/30/22	$13,956	$18,832	$11,069	$15,484
5/31/22	$14,014	$18,846	$11,141	$15,531
6/30/22	$13,166	$17,214	$10,966	$14,626
7/31/22	$13,735	$18,581	$11,234	$15,466
8/31/22	$13,377	$17,804	$10,917	$14,903
9/30/22	$12,488	$16,149	$10,445	$13,814
10/31/22	$12,784	$17,308	$10,310	$14,338
11/30/22	$13,440	$18,512	$10,689	$15,147
12/31/22	$13,179	$17,726	$10,641	$14,734
1/31/23	$13,822	$18,980	$10,968	$15,540
2/28/23	$13,522	$18,524	$10,684	$15,156
3/31/23	$13,677	$19,096	$10,956	$15,591
4/30/23	$13,829	$19,431	$11,022	$15,792
5/31/23	$13,655	$19,237	$10,902	$15,629
6/30/23	$14,196	$20,400	$10,863	$16,174
7/31/23	$14,629	$21,085	$10,856	$16,495
8/31/23	$14,240	$20,582	$10,786	$16,217
9/30/23	$13,711	$19,694	$10,512	$15,632
10/31/23	$13,362	$19,123	$10,346	$15,261
11/30/23	$14,256	$20,915	$10,815	$16,396
12/31/23	$14,980	$21,942	$11,229	$17,130
1/31/24	$15,046	$22,205	$11,198	$17,235
2/29/24	$15,399	$23,147	$11,040	$17,576
3/31/24	$15,801	$23,891	$11,142	$17,980
4/30/24	$15,331	$23,003	$10,860	$17,397
5/31/24	$15,890	$24,030	$11,044	$17,981
6/30/24	$16,100	$24,519	$11,149	$18,269
7/31/24	$16,441	$24,952	$11,409	$18,633
8/31/24	$16,577	$25,611	$11,573	$19,035
9/30/24	$16,827	$26,080	$11,728	$19,346
10/31/24	$16,373	$25,563	$11,437	$18,924
11/30/24	$16,804	$26,736	$11,558	$19,525
12/31/24	$16,327	$26,039	$11,369	$19,092
1/31/25	$16,695	$26,958	$11,430	$19,537
2/28/25	$16,718	$26,764	$11,681	$19,625
3/31/25	$16,341	$25,572	$11,685	$19,103
4/30/25	$16,132	$25,800	$11,731	$19,235
5/31/25	$16,621	$27,327	$11,647	$19,863
6/30/25	$17,205	$28,506	$11,826	$20,500
7/31/25	$17,372	$28,873	$11,795	$20,636
8/31/25	$17,848	$29,626	$11,936	$21,058
9/30/25	$18,305	$30,578	$12,067	$21,556
10/31/25	$18,620	$31,191	$12,142	$21,869
11/30/25	$18,669	$31,279	$12,217	$21,960
12/31/25	$18,787	$31,532	$12,199	$22,054

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	15.07%	5.25%	6.51%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 161,305,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$161,305
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.2%
PIMCO Total Return Fund IV	15.2%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO Income Fund	5.1%
PIMCO Investment Grade Credit Bond Fund	5.1%
PIMCO Real Return Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO StocksPLUS® Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000123329
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to equities contributed to absolute performance, as underlying PIMCO equity funds and S&P 500 futures posted positive returns.

  Exposure to fixed income securities contributed to absolute performance, as underlying PIMCO bond funds posted positive returns.

  Active management in underlying PIMCO funds contributed to relative performance, as most funds outperformed their respective benchmarks.

  The Portfolio’s volatility management strategy, implemented using S&P 500 futures, contributed to absolute performance, due to an overweight exposure to equities.

  Within the Portfolio’s equity allocation, overweight exposure to international markets stocks through underlying PIMCO funds contributed to relative performance, as international stocks outperformed the U.S. market.

  Put options on the S&P 500 Index, used for tail risk hedging, detracted from absolute performance, as the S&P 500 Index posted positive returns.

  There were no other material detractors for the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,615	$9,402	$10,138	$9,696
2/29/16	$9,516	$9,332	$10,210	$9,680
3/31/16	$9,993	$9,965	$10,303	$10,110
4/30/16	$10,148	$10,123	$10,343	$10,221
5/31/16	$10,170	$10,180	$10,345	$10,257
6/30/16	$10,178	$10,066	$10,531	$10,262
7/31/16	$10,488	$10,491	$10,598	$10,548
8/31/16	$10,532	$10,499	$10,586	$10,548
9/30/16	$10,573	$10,555	$10,580	$10,579
10/31/16	$10,451	$10,351	$10,499	$10,424
11/30/16	$10,507	$10,500	$10,250	$10,415
12/31/16	$10,764	$10,751	$10,265	$10,571
1/31/17	$10,943	$11,011	$10,285	$10,732
2/28/17	$11,223	$11,316	$10,354	$10,940
3/31/17	$11,267	$11,437	$10,349	$11,007
4/30/17	$11,391	$11,606	$10,428	$11,139
5/31/17	$11,548	$11,851	$10,509	$11,315
6/30/17	$11,579	$11,897	$10,498	$11,336
7/31/17	$11,783	$12,182	$10,543	$11,519
8/31/17	$11,862	$12,199	$10,638	$11,570
9/30/17	$12,050	$12,473	$10,587	$11,704
10/31/17	$12,254	$12,708	$10,593	$11,839
11/30/17	$12,448	$12,984	$10,580	$11,987
12/31/17	$12,578	$13,159	$10,628	$12,106
1/31/18	$13,039	$13,854	$10,506	$12,434
2/28/18	$12,567	$13,280	$10,406	$12,078
3/31/18	$12,384	$12,991	$10,473	$11,951
4/30/18	$12,419	$13,140	$10,395	$11,997
5/31/18	$12,477	$13,222	$10,469	$12,077
6/30/18	$12,455	$13,216	$10,456	$12,067
7/31/18	$12,745	$13,629	$10,459	$12,295
8/31/18	$12,849	$13,797	$10,526	$12,418
9/30/18	$12,886	$13,874	$10,458	$12,427
10/31/18	$12,140	$12,856	$10,376	$11,840
11/30/18	$12,163	$13,002	$10,438	$11,949
12/31/18	$11,439	$12,013	$10,630	$11,492
1/31/19	$12,135	$12,948	$10,742	$12,077
2/28/19	$12,387	$13,337	$10,736	$12,292
3/31/19	$12,556	$13,512	$10,942	$12,484
4/30/19	$12,906	$13,991	$10,945	$12,751
5/31/19	$12,363	$13,184	$11,139	$12,400
6/30/19	$13,050	$14,053	$11,279	$12,952
7/31/19	$13,122	$14,122	$11,304	$13,002
8/31/19	$12,845	$13,833	$11,597	$12,977
9/30/19	$13,034	$14,128	$11,535	$13,115
10/31/19	$13,290	$14,487	$11,570	$13,331
11/30/19	$13,558	$14,891	$11,564	$13,551
12/31/19	$13,911	$15,337	$11,556	$13,791
1/31/20	$13,886	$15,244	$11,778	$13,847
2/29/20	$13,332	$13,955	$11,990	$13,244
3/31/20	$12,145	$12,108	$11,920	$12,162
4/30/20	$12,517	$13,431	$12,132	$13,045
5/31/20	$12,728	$14,080	$12,188	$13,448
6/30/20	$12,988	$14,452	$12,265	$13,695
7/31/20	$13,217	$15,144	$12,448	$14,170
8/31/20	$13,540	$16,156	$12,348	$14,692
9/30/20	$13,357	$15,598	$12,341	$14,385
10/31/20	$13,276	$15,120	$12,286	$14,094
11/30/20	$14,078	$17,053	$12,406	$15,231
12/31/20	$14,466	$17,776	$12,424	$15,627
1/31/21	$14,521	$17,599	$12,334	$15,489
2/28/21	$14,645	$18,050	$12,156	$15,638
3/31/21	$14,773	$18,651	$12,005	$15,872
4/30/21	$15,162	$19,519	$12,099	$16,365
5/31/21	$15,371	$19,800	$12,139	$16,528
6/30/21	$15,531	$20,095	$12,224	$16,722
7/31/21	$15,602	$20,455	$12,361	$16,977
8/31/21	$15,772	$20,964	$12,337	$17,217
9/30/21	$15,255	$20,094	$12,231	$16,729
10/31/21	$15,614	$21,232	$12,227	$17,295
11/30/21	$15,375	$20,767	$12,263	$17,088
12/31/21	$15,698	$21,654	$12,232	$17,509
1/31/22	$15,062	$20,508	$11,968	$16,802
2/28/22	$14,699	$19,990	$11,835	$16,472
3/31/22	$14,641	$20,538	$11,506	$16,561
4/30/22	$13,873	$18,832	$11,069	$15,484
5/31/22	$13,919	$18,846	$11,141	$15,531
6/30/22	$13,076	$17,214	$10,966	$14,626
7/31/22	$13,651	$18,581	$11,234	$15,466
8/31/22	$13,306	$17,804	$10,917	$14,903
9/30/22	$12,430	$16,149	$10,445	$13,814
10/31/22	$12,707	$17,308	$10,310	$14,338
11/30/22	$13,354	$18,512	$10,689	$15,147
12/31/22	$13,091	$17,726	$10,641	$14,734
1/31/23	$13,723	$18,980	$10,968	$15,540
2/28/23	$13,442	$18,524	$10,684	$15,156
3/31/23	$13,589	$19,096	$10,956	$15,591
4/30/23	$13,731	$19,431	$11,022	$15,792
5/31/23	$13,565	$19,237	$10,902	$15,629
6/30/23	$14,110	$20,400	$10,863	$16,174
7/31/23	$14,536	$21,085	$10,856	$16,495
8/31/23	$14,157	$20,582	$10,786	$16,217
9/30/23	$13,629	$19,694	$10,512	$15,632
10/31/23	$13,271	$19,123	$10,346	$15,261
11/30/23	$14,178	$20,915	$10,815	$16,396
12/31/23	$14,877	$21,942	$11,229	$17,130
1/31/24	$14,974	$22,205	$11,198	$17,235
2/29/24	$15,312	$23,147	$11,040	$17,576
3/31/24	$15,730	$23,891	$11,142	$17,980
4/30/24	$15,263	$23,003	$10,860	$17,397
5/31/24	$15,828	$24,030	$11,044	$17,981
6/30/24	$16,010	$24,519	$11,149	$18,269
7/31/24	$16,385	$24,952	$11,409	$18,633
8/31/24	$16,485	$25,611	$11,573	$19,035
9/30/24	$16,735	$26,080	$11,728	$19,346
10/31/24	$16,285	$25,563	$11,437	$18,924
11/30/24	$16,735	$26,736	$11,558	$19,525
12/31/24	$16,219	$26,039	$11,369	$19,092
1/31/25	$16,600	$26,958	$11,430	$19,537
2/28/25	$16,625	$26,764	$11,681	$19,625
3/31/25	$16,235	$25,572	$11,685	$19,103
4/30/25	$16,056	$25,800	$11,731	$19,235
5/31/25	$16,543	$27,327	$11,647	$19,863
6/30/25	$17,110	$28,506	$11,826	$20,500
7/31/25	$17,294	$28,873	$11,795	$20,636
8/31/25	$17,741	$29,626	$11,936	$21,058
9/30/25	$18,185	$30,578	$12,067	$21,556
10/31/25	$18,507	$31,191	$12,142	$21,869
11/30/25	$18,534	$31,279	$12,217	$21,960
12/31/25	$18,664	$31,532	$12,199	$22,054

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	15.07%	5.23%	6.44%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 161,305,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$161,305
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.2%
PIMCO Total Return Fund IV	15.2%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO Income Fund	5.1%
PIMCO Investment Grade Credit Bond Fund	5.1%
PIMCO Real Return Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO StocksPLUS® Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000072063
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,523	$9,402	$10,138	$9,696
2/29/16	$9,303	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,965	$10,123	$10,343	$10,221
5/31/16	$10,000	$10,180	$10,345	$10,257
6/30/16	$9,939	$10,066	$10,531	$10,262
7/31/16	$10,278	$10,491	$10,598	$10,548
8/31/16	$10,314	$10,499	$10,586	$10,548
9/30/16	$10,337	$10,555	$10,580	$10,579
10/31/16	$10,247	$10,351	$10,499	$10,424
11/30/16	$10,203	$10,500	$10,250	$10,415
12/31/16	$10,404	$10,751	$10,265	$10,571
1/31/17	$10,576	$11,011	$10,285	$10,732
2/28/17	$10,766	$11,316	$10,354	$10,940
3/31/17	$10,864	$11,437	$10,349	$11,007
4/30/17	$11,000	$11,606	$10,428	$11,139
5/31/17	$11,146	$11,851	$10,509	$11,315
6/30/17	$11,174	$11,897	$10,498	$11,336
7/31/17	$11,319	$12,182	$10,543	$11,519
8/31/17	$11,356	$12,199	$10,638	$11,570
9/30/17	$11,525	$12,473	$10,587	$11,704
10/31/17	$11,653	$12,708	$10,593	$11,839
11/30/17	$11,791	$12,984	$10,580	$11,987
12/31/17	$11,869	$13,159	$10,628	$12,106
1/31/18	$12,211	$13,854	$10,506	$12,434
2/28/18	$11,776	$13,280	$10,406	$12,078
3/31/18	$11,686	$12,991	$10,473	$11,951
4/30/18	$11,770	$13,140	$10,395	$11,997
5/31/18	$11,807	$13,222	$10,469	$12,077
6/30/18	$11,796	$13,216	$10,456	$12,067
7/31/18	$12,029	$13,629	$10,459	$12,295
8/31/18	$12,067	$13,797	$10,526	$12,418
9/30/18	$12,134	$13,874	$10,458	$12,427
10/31/18	$11,562	$12,856	$10,376	$11,840
11/30/18	$11,619	$13,002	$10,438	$11,949
12/31/18	$11,221	$12,013	$10,630	$11,492
1/31/19	$11,816	$12,948	$10,742	$12,077
2/28/19	$12,011	$13,337	$10,736	$12,292
3/31/19	$12,186	$13,512	$10,942	$12,484
4/30/19	$12,423	$13,991	$10,945	$12,751
5/31/19	$12,062	$13,184	$11,139	$12,400
6/30/19	$12,466	$14,053	$11,279	$12,952
7/31/19	$12,507	$14,122	$11,304	$13,002
8/31/19	$12,342	$13,833	$11,597	$12,977
9/30/19	$12,483	$14,128	$11,535	$13,115
10/31/19	$12,682	$14,487	$11,570	$13,331
11/30/19	$12,880	$14,891	$11,564	$13,551
12/31/19	$13,136	$15,337	$11,556	$13,791
1/31/20	$13,178	$15,244	$11,778	$13,847
2/29/20	$12,455	$13,955	$11,990	$13,244
3/31/20	$11,299	$12,108	$11,920	$12,162
4/30/20	$12,262	$13,431	$12,132	$13,045
5/31/20	$12,781	$14,080	$12,188	$13,448
6/30/20	$13,071	$14,452	$12,265	$13,695
7/31/20	$13,621	$15,144	$12,448	$14,170
8/31/20	$14,206	$16,156	$12,348	$14,692
9/30/20	$13,873	$15,598	$12,341	$14,385
10/31/20	$13,537	$15,120	$12,286	$14,094
11/30/20	$14,812	$17,053	$12,406	$15,231
12/31/20	$15,347	$17,776	$12,424	$15,627
1/31/21	$15,172	$17,599	$12,334	$15,489
2/28/21	$15,382	$18,050	$12,156	$15,638
3/31/21	$15,613	$18,651	$12,005	$15,872
4/30/21	$16,120	$19,519	$12,099	$16,365
5/31/21	$16,344	$19,800	$12,139	$16,528
6/30/21	$16,479	$20,095	$12,224	$16,722
7/31/21	$16,679	$20,455	$12,361	$16,977
8/31/21	$16,946	$20,964	$12,337	$17,217
9/30/21	$16,479	$20,094	$12,231	$16,729
10/31/21	$16,933	$21,232	$12,227	$17,295
11/30/21	$16,759	$20,767	$12,263	$17,088
12/31/21	$17,286	$21,654	$12,232	$17,509
1/31/22	$16,485	$20,508	$11,968	$16,802
2/28/22	$16,004	$19,990	$11,835	$16,472
3/31/22	$16,115	$20,538	$11,506	$16,561
4/30/22	$14,990	$18,832	$11,069	$15,484
5/31/22	$15,043	$18,846	$11,141	$15,531
6/30/22	$13,965	$17,214	$10,966	$14,626
7/31/22	$14,821	$18,581	$11,234	$15,466
8/31/22	$14,344	$17,804	$10,917	$14,903
9/30/22	$13,323	$16,149	$10,445	$13,814
10/31/22	$13,768	$17,308	$10,310	$14,338
11/30/22	$14,525	$18,512	$10,689	$15,147
12/31/22	$14,112	$17,726	$10,641	$14,734
1/31/23	$14,845	$18,980	$10,968	$15,540
2/28/23	$14,362	$18,524	$10,684	$15,156
3/31/23	$14,691	$19,096	$10,956	$15,591
4/30/23	$14,841	$19,431	$11,022	$15,792
5/31/23	$14,624	$19,237	$10,902	$15,629
6/30/23	$15,124	$20,400	$10,863	$16,174
7/31/23	$15,474	$21,085	$10,856	$16,495
8/31/23	$15,141	$20,582	$10,786	$16,217
9/30/23	$14,511	$19,694	$10,512	$15,632
10/31/23	$14,055	$19,123	$10,346	$15,261
11/30/23	$15,203	$20,915	$10,815	$16,396
12/31/23	$15,950	$21,942	$11,229	$17,130
1/31/24	$16,069	$22,205	$11,198	$17,235
2/29/24	$16,376	$23,147	$11,040	$17,576
3/31/24	$16,836	$23,891	$11,142	$17,980
4/30/24	$16,149	$23,003	$10,860	$17,397
5/31/24	$16,802	$24,030	$11,044	$17,981
6/30/24	$17,063	$24,519	$11,149	$18,269
7/31/24	$17,375	$24,952	$11,409	$18,633
8/31/24	$17,686	$25,611	$11,573	$19,035
9/30/24	$17,959	$26,080	$11,728	$19,346
10/31/24	$17,557	$25,563	$11,437	$18,924
11/30/24	$18,028	$26,736	$11,558	$19,525
12/31/24	$17,674	$26,039	$11,369	$19,092
1/31/25	$18,186	$26,958	$11,430	$19,537
2/28/25	$18,310	$26,764	$11,681	$19,625
3/31/25	$17,832	$25,572	$11,685	$19,103
4/30/25	$17,850	$25,800	$11,731	$19,235
5/31/25	$18,599	$27,327	$11,647	$19,863
6/30/25	$19,325	$28,506	$11,826	$20,500
7/31/25	$19,543	$28,873	$11,795	$20,636
8/31/25	$20,069	$29,626	$11,936	$21,058
9/30/25	$20,623	$30,578	$12,067	$21,556
10/31/25	$21,010	$31,191	$12,142	$21,869
11/30/25	$21,158	$31,279	$12,217	$21,960
12/31/25	$21,544	$31,532	$12,199	$22,054

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 289,067,000
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 2,057,000
InvestmentCompanyPortfolioTurnover	380.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000072064
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,525	$9,402	$10,138	$9,696
2/29/16	$9,306	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,956	$10,123	$10,343	$10,221
5/31/16	$10,000	$10,180	$10,345	$10,257
6/30/16	$9,926	$10,066	$10,531	$10,262
7/31/16	$10,272	$10,491	$10,598	$10,548
8/31/16	$10,308	$10,499	$10,586	$10,548
9/30/16	$10,328	$10,555	$10,580	$10,579
10/31/16	$10,239	$10,351	$10,499	$10,424
11/30/16	$10,186	$10,500	$10,250	$10,415
12/31/16	$10,392	$10,751	$10,265	$10,571
1/31/17	$10,563	$11,011	$10,285	$10,732
2/28/17	$10,752	$11,316	$10,354	$10,940
3/31/17	$10,856	$11,437	$10,349	$11,007
4/30/17	$10,983	$11,606	$10,428	$11,139
5/31/17	$11,128	$11,851	$10,509	$11,315
6/30/17	$11,155	$11,897	$10,498	$11,336
7/31/17	$11,300	$12,182	$10,543	$11,519
8/31/17	$11,336	$12,199	$10,638	$11,570
9/30/17	$11,507	$12,473	$10,587	$11,704
10/31/17	$11,626	$12,708	$10,593	$11,839
11/30/17	$11,772	$12,984	$10,580	$11,987
12/31/17	$11,846	$13,159	$10,628	$12,106
1/31/18	$12,177	$13,854	$10,506	$12,434
2/28/18	$11,745	$13,280	$10,406	$12,078
3/31/18	$11,653	$12,991	$10,473	$11,951
4/30/18	$11,746	$13,140	$10,395	$11,997
5/31/18	$11,774	$13,222	$10,469	$12,077
6/30/18	$11,768	$13,216	$10,456	$12,067
7/31/18	$12,000	$13,629	$10,459	$12,295
8/31/18	$12,028	$13,797	$10,526	$12,418
9/30/18	$12,092	$13,874	$10,458	$12,427
10/31/18	$11,524	$12,856	$10,376	$11,840
11/30/18	$11,590	$13,002	$10,438	$11,949
12/31/18	$11,182	$12,013	$10,630	$11,492
1/31/19	$11,782	$12,948	$10,742	$12,077
2/28/19	$11,965	$13,337	$10,736	$12,292
3/31/19	$12,146	$13,512	$10,942	$12,484
4/30/19	$12,381	$13,991	$10,945	$12,751
5/31/19	$12,014	$13,184	$11,139	$12,400
6/30/19	$12,421	$14,053	$11,279	$12,952
7/31/19	$12,452	$14,122	$11,304	$13,002
8/31/19	$12,299	$13,833	$11,597	$12,977
9/30/19	$12,435	$14,128	$11,535	$13,115
10/31/19	$12,631	$14,487	$11,570	$13,331
11/30/19	$12,828	$14,891	$11,564	$13,551
12/31/19	$13,078	$15,337	$11,556	$13,791
1/31/20	$13,130	$15,244	$11,778	$13,847
2/29/20	$12,403	$13,955	$11,990	$13,244
3/31/20	$11,255	$12,108	$11,920	$12,162
4/30/20	$12,209	$13,431	$12,132	$13,045
5/31/20	$12,724	$14,080	$12,188	$13,448
6/30/20	$13,007	$14,452	$12,265	$13,695
7/31/20	$13,563	$15,144	$12,448	$14,170
8/31/20	$14,131	$16,156	$12,348	$14,692
9/30/20	$13,798	$15,598	$12,341	$14,385
10/31/20	$13,465	$15,120	$12,286	$14,094
11/30/20	$14,738	$17,053	$12,406	$15,231
12/31/20	$15,264	$17,776	$12,424	$15,627
1/31/21	$15,090	$17,599	$12,334	$15,489
2/28/21	$15,298	$18,050	$12,156	$15,638
3/31/21	$15,535	$18,651	$12,005	$15,872
4/30/21	$16,025	$19,519	$12,099	$16,365
5/31/21	$16,258	$19,800	$12,139	$16,528
6/30/21	$16,377	$20,095	$12,224	$16,722
7/31/21	$16,588	$20,455	$12,361	$16,977
8/31/21	$16,851	$20,964	$12,337	$17,217
9/30/21	$16,377	$20,094	$12,231	$16,729
10/31/21	$16,825	$21,232	$12,227	$17,295
11/30/21	$16,654	$20,767	$12,263	$17,088
12/31/21	$17,187	$21,654	$12,232	$17,509
1/31/22	$16,380	$20,508	$11,968	$16,802
2/28/22	$15,891	$19,990	$11,835	$16,472
3/31/22	$16,011	$20,538	$11,506	$16,561
4/30/22	$14,895	$18,832	$11,069	$15,484
5/31/22	$14,948	$18,846	$11,141	$15,531
6/30/22	$13,878	$17,214	$10,966	$14,626
7/31/22	$14,726	$18,581	$11,234	$15,466
8/31/22	$14,237	$17,804	$10,917	$14,903
9/30/22	$13,225	$16,149	$10,445	$13,814
10/31/22	$13,666	$17,308	$10,310	$14,338
11/30/22	$14,416	$18,512	$10,689	$15,147
12/31/22	$14,025	$17,726	$10,641	$14,734
1/31/23	$14,750	$18,980	$10,968	$15,540
2/28/23	$14,256	$18,524	$10,684	$15,156
3/31/23	$14,578	$19,096	$10,956	$15,591
4/30/23	$14,743	$19,431	$11,022	$15,792
5/31/23	$14,512	$19,237	$10,902	$15,629
6/30/23	$15,007	$20,400	$10,863	$16,174
7/31/23	$15,353	$21,085	$10,856	$16,495
8/31/23	$15,023	$20,582	$10,786	$16,217
9/30/23	$14,409	$19,694	$10,512	$15,632
10/31/23	$13,959	$19,123	$10,346	$15,261
11/30/23	$15,076	$20,915	$10,815	$16,396
12/31/23	$15,827	$21,942	$11,229	$17,130
1/31/24	$15,945	$22,205	$11,198	$17,235
2/29/24	$16,248	$23,147	$11,040	$17,576
3/31/24	$16,700	$23,891	$11,142	$17,980
4/30/24	$16,021	$23,003	$10,860	$17,397
5/31/24	$16,666	$24,030	$11,044	$17,981
6/30/24	$16,919	$24,519	$11,149	$18,269
7/31/24	$17,227	$24,952	$11,409	$18,633
8/31/24	$17,535	$25,611	$11,573	$19,035
9/30/24	$17,816	$26,080	$11,728	$19,346
10/31/24	$17,403	$25,563	$11,437	$18,924
11/30/24	$17,868	$26,736	$11,558	$19,525
12/31/24	$17,530	$26,039	$11,369	$19,092
1/31/25	$18,035	$26,958	$11,430	$19,537
2/28/25	$18,157	$26,764	$11,681	$19,625
3/31/25	$17,664	$25,572	$11,685	$19,103
4/30/25	$17,700	$25,800	$11,731	$19,235
5/31/25	$18,439	$27,327	$11,647	$19,863
6/30/25	$19,150	$28,506	$11,826	$20,500
7/31/25	$19,365	$28,873	$11,795	$20,636
8/31/25	$19,884	$29,626	$11,936	$21,058
9/30/25	$20,425	$30,578	$12,067	$21,556
10/31/25	$20,825	$31,191	$12,142	$21,869
11/30/25	$20,953	$31,279	$12,217	$21,960
12/31/25	$21,346	$31,532	$12,199	$22,054

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 289,067,000
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 2,057,000
InvestmentCompanyPortfolioTurnover	380.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000109755
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,523	$9,402	$10,138	$9,696
2/29/16	$9,303	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,965	$10,123	$10,343	$10,221
5/31/16	$10,009	$10,180	$10,345	$10,257
6/30/16	$9,946	$10,066	$10,531	$10,262
7/31/16	$10,285	$10,491	$10,598	$10,548
8/31/16	$10,320	$10,499	$10,586	$10,548
9/30/16	$10,348	$10,555	$10,580	$10,579
10/31/16	$10,258	$10,351	$10,499	$10,424
11/30/16	$10,213	$10,500	$10,250	$10,415
12/31/16	$10,420	$10,751	$10,265	$10,571
1/31/17	$10,592	$11,011	$10,285	$10,732
2/28/17	$10,782	$11,316	$10,354	$10,940
3/31/17	$10,883	$11,437	$10,349	$11,007
4/30/17	$11,020	$11,606	$10,428	$11,139
5/31/17	$11,166	$11,851	$10,509	$11,315
6/30/17	$11,193	$11,897	$10,498	$11,336
7/31/17	$11,349	$12,182	$10,543	$11,519
8/31/17	$11,385	$12,199	$10,638	$11,570
9/30/17	$11,554	$12,473	$10,587	$11,704
10/31/17	$11,683	$12,708	$10,593	$11,839
11/30/17	$11,821	$12,984	$10,580	$11,987
12/31/17	$11,904	$13,159	$10,628	$12,106
1/31/18	$12,247	$13,854	$10,506	$12,434
2/28/18	$11,811	$13,280	$10,406	$12,078
3/31/18	$11,724	$12,991	$10,473	$11,951
4/30/18	$11,818	$13,140	$10,395	$11,997
5/31/18	$11,846	$13,222	$10,469	$12,077
6/30/18	$11,838	$13,216	$10,456	$12,067
7/31/18	$12,073	$13,629	$10,459	$12,295
8/31/18	$12,110	$13,797	$10,526	$12,418
9/30/18	$12,182	$13,874	$10,458	$12,427
10/31/18	$11,609	$12,856	$10,376	$11,840
11/30/18	$11,675	$13,002	$10,438	$11,949
12/31/18	$11,271	$12,013	$10,630	$11,492
1/31/19	$11,868	$12,948	$10,742	$12,077
2/28/19	$12,064	$13,337	$10,736	$12,292
3/31/19	$12,243	$13,512	$10,942	$12,484
4/30/19	$12,481	$13,991	$10,945	$12,751
5/31/19	$12,119	$13,184	$11,139	$12,400
6/30/19	$12,529	$14,053	$11,279	$12,952
7/31/19	$12,571	$14,122	$11,304	$13,002
8/31/19	$12,415	$13,833	$11,597	$12,977
9/30/19	$12,551	$14,128	$11,535	$13,115
10/31/19	$12,751	$14,487	$11,570	$13,331
11/30/19	$12,950	$14,891	$11,564	$13,551
12/31/19	$13,213	$15,337	$11,556	$13,791
1/31/20	$13,266	$15,244	$11,778	$13,847
2/29/20	$12,539	$13,955	$11,990	$13,244
3/31/20	$11,369	$12,108	$11,920	$12,162
4/30/20	$12,349	$13,431	$12,132	$13,045
5/31/20	$12,872	$14,080	$12,188	$13,448
6/30/20	$13,157	$14,452	$12,265	$13,695
7/31/20	$13,722	$15,144	$12,448	$14,170
8/31/20	$14,299	$16,156	$12,348	$14,692
9/30/20	$13,969	$15,598	$12,341	$14,385
10/31/20	$13,631	$15,120	$12,286	$14,094
11/30/20	$14,915	$17,053	$12,406	$15,231
12/31/20	$15,460	$17,776	$12,424	$15,627
1/31/21	$15,284	$17,599	$12,334	$15,489
2/28/21	$15,507	$18,050	$12,156	$15,638
3/31/21	$15,731	$18,651	$12,005	$15,872
4/30/21	$16,242	$19,519	$12,099	$16,365
5/31/21	$16,480	$19,800	$12,139	$16,528
6/30/21	$16,611	$20,095	$12,224	$16,722
7/31/21	$16,812	$20,455	$12,361	$16,977
8/31/21	$17,081	$20,964	$12,337	$17,217
9/30/21	$16,611	$20,094	$12,231	$16,729
10/31/21	$17,081	$21,232	$12,227	$17,295
11/30/21	$16,907	$20,767	$12,263	$17,088
12/31/21	$17,434	$21,654	$12,232	$17,509
1/31/22	$16,623	$20,508	$11,968	$16,802
2/28/22	$16,137	$19,990	$11,835	$16,472
3/31/22	$16,267	$20,538	$11,506	$16,561
4/30/22	$15,127	$18,832	$11,069	$15,484
5/31/22	$15,181	$18,846	$11,141	$15,531
6/30/22	$14,112	$17,214	$10,966	$14,626
7/31/22	$14,964	$18,581	$11,234	$15,466
8/31/22	$14,480	$17,804	$10,917	$14,903
9/30/22	$13,461	$16,149	$10,445	$13,814
10/31/22	$13,895	$17,308	$10,310	$14,338
11/30/22	$14,680	$18,512	$10,689	$15,147
12/31/22	$14,266	$17,726	$10,641	$14,734
1/31/23	$15,010	$18,980	$10,968	$15,540
2/28/23	$14,520	$18,524	$10,684	$15,156
3/31/23	$14,857	$19,096	$10,956	$15,591
4/30/23	$15,009	$19,431	$11,022	$15,792
5/31/23	$14,789	$19,237	$10,902	$15,629
6/30/23	$15,297	$20,400	$10,863	$16,174
7/31/23	$15,652	$21,085	$10,856	$16,495
8/31/23	$15,314	$20,582	$10,786	$16,217
9/30/23	$14,685	$19,694	$10,512	$15,632
10/31/23	$14,223	$19,123	$10,346	$15,261
11/30/23	$15,388	$20,915	$10,815	$16,396
12/31/23	$16,137	$21,942	$11,229	$17,130
1/31/24	$16,276	$22,205	$11,198	$17,235
2/29/24	$16,588	$23,147	$11,040	$17,576
3/31/24	$17,043	$23,891	$11,142	$17,980
4/30/24	$16,362	$23,003	$10,860	$17,397
5/31/24	$17,008	$24,030	$11,044	$17,981
6/30/24	$17,280	$24,519	$11,149	$18,269
7/31/24	$17,597	$24,952	$11,409	$18,633
8/31/24	$17,914	$25,611	$11,573	$19,035
9/30/24	$18,197	$26,080	$11,728	$19,346
10/31/24	$17,788	$25,563	$11,437	$18,924
11/30/24	$18,268	$26,736	$11,558	$19,525
12/31/24	$17,933	$26,039	$11,369	$19,092
1/31/25	$18,436	$26,958	$11,430	$19,537
2/28/25	$18,562	$26,764	$11,681	$19,625
3/31/25	$18,081	$25,572	$11,685	$19,103
4/30/25	$18,100	$25,800	$11,731	$19,235
5/31/25	$18,880	$27,327	$11,647	$19,863
6/30/25	$19,608	$28,506	$11,826	$20,500
7/31/25	$19,830	$28,873	$11,795	$20,636
8/31/25	$20,366	$29,626	$11,936	$21,058
9/30/25	$20,938	$30,578	$12,067	$21,556
10/31/25	$21,333	$31,191	$12,142	$21,869
11/30/25	$21,483	$31,279	$12,217	$21,960
12/31/25	$21,886	$31,532	$12,199	$22,054

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 289,067,000
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 2,057,000
InvestmentCompanyPortfolioTurnover	380.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026498
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,930	$10,138	$9,876
2/29/16	$9,990	$10,210	$9,956
3/31/16	$10,283	$10,303	$10,315
4/30/16	$10,537	$10,343	$10,660
5/31/16	$10,568	$10,345	$10,695
6/30/16	$10,615	$10,531	$10,790
7/31/16	$10,874	$10,598	$11,054
8/31/16	$11,077	$10,586	$11,276
9/30/16	$11,114	$10,580	$11,329
10/31/16	$11,086	$10,499	$11,344
11/30/16	$11,049	$10,250	$11,284
12/31/16	$11,245	$10,265	$11,472
1/31/17	$11,347	$10,285	$11,603
2/28/17	$11,511	$10,354	$11,751
3/31/17	$11,487	$10,349	$11,734
4/30/17	$11,620	$10,428	$11,877
5/31/17	$11,727	$10,509	$11,974
6/30/17	$11,748	$10,498	$11,993
7/31/17	$11,881	$10,543	$12,119
8/31/17	$11,884	$10,638	$12,131
9/30/17	$11,962	$10,587	$12,225
10/31/17	$12,009	$10,593	$12,280
11/30/17	$11,969	$10,580	$12,248
12/31/17	$11,988	$10,628	$12,273
1/31/18	$12,020	$10,506	$12,325
2/28/18	$11,885	$10,406	$12,204
3/31/18	$11,813	$10,473	$12,136
4/30/18	$11,877	$10,395	$12,203
5/31/18	$11,852	$10,469	$12,187
6/30/18	$11,871	$10,456	$12,215
7/31/18	$12,015	$10,459	$12,346
8/31/18	$12,118	$10,526	$12,443
9/30/18	$12,179	$10,458	$12,505
10/31/18	$11,963	$10,376	$12,322
11/30/18	$11,908	$10,438	$12,254
12/31/18	$11,670	$10,630	$12,022
1/31/19	$12,219	$10,742	$12,554
2/28/19	$12,418	$10,736	$12,761
3/31/19	$12,550	$10,942	$12,904
4/30/19	$12,716	$10,945	$13,070
5/31/19	$12,561	$11,139	$12,932
6/30/19	$12,870	$11,279	$13,268
7/31/19	$12,940	$11,304	$13,345
8/31/19	$13,014	$11,597	$13,443
9/30/19	$13,062	$11,535	$13,490
10/31/19	$13,115	$11,570	$13,535
11/30/19	$13,169	$11,564	$13,617
12/31/19	$13,388	$11,556	$13,838
1/31/20	$13,358	$11,778	$13,847
2/29/20	$13,140	$11,990	$13,648
3/31/20	$11,883	$11,920	$12,186
4/30/20	$12,381	$12,132	$12,696
5/31/20	$12,878	$12,188	$13,251
6/30/20	$12,878	$12,265	$13,337
7/31/20	$13,451	$12,448	$13,977
8/31/20	$13,553	$12,348	$14,085
9/30/20	$13,398	$12,341	$13,914
10/31/20	$13,453	$12,286	$13,980
11/30/20	$13,942	$12,406	$14,476
12/31/20	$14,158	$12,424	$14,707
1/31/21	$14,134	$12,334	$14,722
2/28/21	$14,149	$12,156	$14,745
3/31/21	$14,147	$12,005	$14,751
4/30/21	$14,292	$12,099	$14,907
5/31/21	$14,304	$12,139	$14,940
6/30/21	$14,483	$12,224	$15,130
7/31/21	$14,537	$12,361	$15,196
8/31/21	$14,606	$12,337	$15,278
9/30/21	$14,585	$12,231	$15,272
10/31/21	$14,547	$12,227	$15,246
11/30/21	$14,381	$12,263	$15,095
12/31/21	$14,672	$12,232	$15,383
1/31/22	$14,239	$11,968	$14,946
2/28/22	$14,127	$11,835	$14,813
3/31/22	$13,977	$11,506	$14,679
4/30/22	$13,490	$11,069	$14,154
5/31/22	$13,598	$11,141	$14,246
6/30/22	$12,692	$10,966	$13,284
7/31/22	$13,485	$11,234	$14,102
8/31/22	$13,068	$10,917	$13,718
9/30/22	$12,596	$10,445	$13,185
10/31/22	$12,959	$10,310	$13,579
11/30/22	$13,271	$10,689	$13,859
12/31/22	$13,163	$10,641	$13,755
1/31/23	$13,630	$10,968	$14,252
2/28/23	$13,418	$10,684	$14,043
3/31/23	$13,645	$10,956	$14,244
4/30/23	$13,764	$11,022	$14,366
5/31/23	$13,612	$10,902	$14,225
6/30/23	$13,780	$10,863	$14,423
7/31/23	$13,943	$10,856	$14,610
8/31/23	$13,950	$10,786	$14,640
9/30/23	$13,775	$10,512	$14,457
10/31/23	$13,618	$10,346	$14,317
11/30/23	$14,259	$10,815	$14,974
12/31/23	$14,771	$11,229	$15,486
1/31/24	$14,759	$11,198	$15,498
2/29/24	$14,770	$11,040	$15,505
3/31/24	$14,938	$11,142	$15,687
4/30/24	$14,805	$10,860	$15,543
5/31/24	$14,990	$11,044	$15,717
6/30/24	$15,124	$11,149	$15,877
7/31/24	$15,371	$11,409	$16,142
8/31/24	$15,626	$11,573	$16,390
9/30/24	$15,801	$11,728	$16,574
10/31/24	$15,669	$11,437	$16,455
11/30/24	$15,861	$11,558	$16,632
12/31/24	$15,788	$11,369	$16,546
1/31/25	$15,981	$11,430	$16,768
2/28/25	$16,105	$11,681	$16,881
3/31/25	$15,965	$11,685	$16,737
4/30/25	$15,961	$11,731	$16,750
5/31/25	$16,249	$11,647	$17,000
6/30/25	$16,533	$11,826	$17,318
7/31/25	$16,553	$11,795	$17,367
8/31/25	$16,758	$11,936	$17,571
9/30/25	$16,912	$12,067	$17,712
10/31/25	$16,984	$12,142	$17,759
11/30/25	$17,113	$12,217	$17,877
12/31/25	$17,202	$12,199	$17,990

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 471,936,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,222,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000030989
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,930	$10,138	$9,876
2/29/16	$9,988	$10,210	$9,956
3/31/16	$10,281	$10,303	$10,315
4/30/16	$10,534	$10,343	$10,660
5/31/16	$10,564	$10,345	$10,695
6/30/16	$10,609	$10,531	$10,790
7/31/16	$10,868	$10,598	$11,054
8/31/16	$11,070	$10,586	$11,276
9/30/16	$11,105	$10,580	$11,329
10/31/16	$11,077	$10,499	$11,344
11/30/16	$11,039	$10,250	$11,284
12/31/16	$11,234	$10,265	$11,472
1/31/17	$11,335	$10,285	$11,603
2/28/17	$11,498	$10,354	$11,751
3/31/17	$11,473	$10,349	$11,734
4/30/17	$11,605	$10,428	$11,877
5/31/17	$11,711	$10,509	$11,974
6/30/17	$11,730	$10,498	$11,993
7/31/17	$11,862	$10,543	$12,119
8/31/17	$11,864	$10,638	$12,131
9/30/17	$11,942	$10,587	$12,225
10/31/17	$11,987	$10,593	$12,280
11/30/17	$11,946	$10,580	$12,248
12/31/17	$11,964	$10,628	$12,273
1/31/18	$11,995	$10,506	$12,325
2/28/18	$11,860	$10,406	$12,204
3/31/18	$11,787	$10,473	$12,136
4/30/18	$11,850	$10,395	$12,203
5/31/18	$11,823	$10,469	$12,187
6/30/18	$11,842	$10,456	$12,215
7/31/18	$11,984	$10,459	$12,346
8/31/18	$12,086	$10,526	$12,443
9/30/18	$12,146	$10,458	$12,505
10/31/18	$11,929	$10,376	$12,322
11/30/18	$11,873	$10,438	$12,254
12/31/18	$11,635	$10,630	$12,022
1/31/19	$12,180	$10,742	$12,554
2/28/19	$12,378	$10,736	$12,761
3/31/19	$12,509	$10,942	$12,904
4/30/19	$12,673	$10,945	$13,070
5/31/19	$12,518	$11,139	$12,932
6/30/19	$12,825	$11,279	$13,268
7/31/19	$12,894	$11,304	$13,345
8/31/19	$12,966	$11,597	$13,443
9/30/19	$13,013	$11,535	$13,490
10/31/19	$13,064	$11,570	$13,535
11/30/19	$13,117	$11,564	$13,617
12/31/19	$13,335	$11,556	$13,838
1/31/20	$13,303	$11,778	$13,847
2/29/20	$13,085	$11,990	$13,648
3/31/20	$11,833	$11,920	$12,186
4/30/20	$12,327	$12,132	$12,696
5/31/20	$12,821	$12,188	$13,251
6/30/20	$12,820	$12,265	$13,337
7/31/20	$13,389	$12,448	$13,977
8/31/20	$13,489	$12,348	$14,085
9/30/20	$13,335	$12,341	$13,914
10/31/20	$13,388	$12,286	$13,980
11/30/20	$13,873	$12,406	$14,476
12/31/20	$14,087	$12,424	$14,707
1/31/21	$14,062	$12,334	$14,722
2/28/21	$14,076	$12,156	$14,745
3/31/21	$14,073	$12,005	$14,751
4/30/21	$14,215	$12,099	$14,907
5/31/21	$14,227	$12,139	$14,940
6/30/21	$14,403	$12,224	$15,130
7/31/21	$14,456	$12,361	$15,196
8/31/21	$14,523	$12,337	$15,278
9/30/21	$14,501	$12,231	$15,272
10/31/21	$14,462	$12,227	$15,246
11/30/21	$14,295	$12,263	$15,095
12/31/21	$14,583	$12,232	$15,383
1/31/22	$14,153	$11,968	$14,946
2/28/22	$14,040	$11,835	$14,813
3/31/22	$13,889	$11,506	$14,679
4/30/22	$13,404	$11,069	$14,154
5/31/22	$13,511	$11,141	$14,246
6/30/22	$12,609	$10,966	$13,284
7/31/22	$13,396	$11,234	$14,102
8/31/22	$12,980	$10,917	$13,718
9/30/22	$12,510	$10,445	$13,185
10/31/22	$12,870	$10,310	$13,579
11/30/22	$13,179	$10,689	$13,859
12/31/22	$13,070	$10,641	$13,755
1/31/23	$13,533	$10,968	$14,252
2/28/23	$13,322	$10,684	$14,043
3/31/23	$13,545	$10,956	$14,244
4/30/23	$13,663	$11,022	$14,366
5/31/23	$13,511	$10,902	$14,225
6/30/23	$13,676	$10,863	$14,423
7/31/23	$13,837	$10,856	$14,610
8/31/23	$13,843	$10,786	$14,640
9/30/23	$13,667	$10,512	$14,457
10/31/23	$13,510	$10,346	$14,317
11/30/23	$14,146	$10,815	$14,974
12/31/23	$14,653	$11,229	$15,486
1/31/24	$14,640	$11,198	$15,498
2/29/24	$14,650	$11,040	$15,505
3/31/24	$14,814	$11,142	$15,687
4/30/24	$14,682	$10,860	$15,543
5/31/24	$14,864	$11,044	$15,717
6/30/24	$14,996	$11,149	$15,877
7/31/24	$15,239	$11,409	$16,142
8/31/24	$15,490	$11,573	$16,390
9/30/24	$15,662	$11,728	$16,574
10/31/24	$15,530	$11,437	$16,455
11/30/24	$15,719	$11,558	$16,632
12/31/24	$15,646	$11,369	$16,546
1/31/25	$15,836	$11,430	$16,768
2/28/25	$15,957	$11,681	$16,881
3/31/25	$15,818	$11,685	$16,737
4/30/25	$15,812	$11,731	$16,750
5/31/25	$16,096	$11,647	$17,000
6/30/25	$16,377	$11,826	$17,318
7/31/25	$16,395	$11,795	$17,367
8/31/25	$16,596	$11,936	$17,571
9/30/25	$16,748	$12,067	$17,712
10/31/25	$16,817	$12,142	$17,759
11/30/25	$16,943	$12,217	$17,877
12/31/25	$17,030	$12,199	$17,990

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 471,936,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,222,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026499
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,931	$10,138	$9,876
2/29/16	$9,992	$10,210	$9,956
3/31/16	$10,287	$10,303	$10,315
4/30/16	$10,543	$10,343	$10,660
5/31/16	$10,574	$10,345	$10,695
6/30/16	$10,622	$10,531	$10,790
7/31/16	$10,883	$10,598	$11,054
8/31/16	$11,088	$10,586	$11,276
9/30/16	$11,126	$10,580	$11,329
10/31/16	$11,100	$10,499	$11,344
11/30/16	$11,064	$10,250	$11,284
12/31/16	$11,261	$10,265	$11,472
1/31/17	$11,365	$10,285	$11,603
2/28/17	$11,530	$10,354	$11,751
3/31/17	$11,509	$10,349	$11,734
4/30/17	$11,643	$10,428	$11,877
5/31/17	$11,752	$10,509	$11,974
6/30/17	$11,774	$10,498	$11,993
7/31/17	$11,909	$10,543	$12,119
8/31/17	$11,913	$10,638	$12,131
9/30/17	$11,993	$10,587	$12,225
10/31/17	$12,041	$10,593	$12,280
11/30/17	$12,003	$10,580	$12,248
12/31/17	$12,023	$10,628	$12,273
1/31/18	$12,057	$10,506	$12,325
2/28/18	$11,924	$10,406	$12,204
3/31/18	$11,853	$10,473	$12,136
4/30/18	$11,919	$10,395	$12,203
5/31/18	$11,895	$10,469	$12,187
6/30/18	$11,916	$10,456	$12,215
7/31/18	$12,061	$10,459	$12,346
8/31/18	$12,167	$10,526	$12,443
9/30/18	$12,229	$10,458	$12,505
10/31/18	$12,014	$10,376	$12,322
11/30/18	$11,960	$10,438	$12,254
12/31/18	$11,722	$10,630	$12,022
1/31/19	$12,275	$10,742	$12,554
2/28/19	$12,476	$10,736	$12,761
3/31/19	$12,611	$10,942	$12,904
4/30/19	$12,779	$10,945	$13,070
5/31/19	$12,625	$11,139	$12,932
6/30/19	$12,938	$11,279	$13,268
7/31/19	$13,010	$11,304	$13,345
8/31/19	$13,086	$11,597	$13,443
9/30/19	$13,135	$11,535	$13,490
10/31/19	$13,190	$11,570	$13,535
11/30/19	$13,247	$11,564	$13,617
12/31/19	$13,469	$11,556	$13,838
1/31/20	$13,440	$11,778	$13,847
2/29/20	$13,222	$11,990	$13,648
3/31/20	$11,959	$11,920	$12,186
4/30/20	$12,461	$12,132	$12,696
5/31/20	$12,963	$12,188	$13,251
6/30/20	$12,965	$12,265	$13,337
7/31/20	$13,543	$12,448	$13,977
8/31/20	$13,648	$12,348	$14,085
9/30/20	$13,494	$12,341	$13,914
10/31/20	$13,550	$12,286	$13,980
11/30/20	$14,045	$12,406	$14,476
12/31/20	$14,264	$12,424	$14,707
1/31/21	$14,241	$12,334	$14,722
2/28/21	$14,259	$12,156	$14,745
3/31/21	$14,258	$12,005	$14,751
4/30/21	$14,406	$12,099	$14,907
5/31/21	$14,421	$12,139	$14,940
6/30/21	$14,602	$12,224	$15,130
7/31/21	$14,659	$12,361	$15,196
8/31/21	$14,730	$12,337	$15,278
9/30/21	$14,711	$12,231	$15,272
10/31/21	$14,674	$12,227	$15,246
11/30/21	$14,508	$12,263	$15,095
12/31/21	$14,804	$12,232	$15,383
1/31/22	$14,369	$11,968	$14,946
2/28/22	$14,257	$11,835	$14,813
3/31/22	$14,108	$11,506	$14,679
4/30/22	$13,618	$11,069	$14,154
5/31/22	$13,729	$11,141	$14,246
6/30/22	$12,816	$10,966	$13,284
7/31/22	$13,618	$11,234	$14,102
8/31/22	$13,198	$10,917	$13,718
9/30/22	$12,724	$10,445	$13,185
10/31/22	$13,092	$10,310	$13,579
11/30/22	$13,409	$10,689	$13,859
12/31/22	$13,301	$10,641	$13,755
1/31/23	$13,775	$10,968	$14,252
2/28/23	$13,562	$10,684	$14,043
3/31/23	$13,793	$10,956	$14,244
4/30/23	$13,916	$11,022	$14,366
5/31/23	$13,764	$10,902	$14,225
6/30/23	$13,935	$10,863	$14,423
7/31/23	$14,102	$10,856	$14,610
8/31/23	$14,111	$10,786	$14,640
9/30/23	$13,935	$10,512	$14,457
10/31/23	$13,778	$10,346	$14,317
11/30/23	$14,429	$10,815	$14,974
12/31/23	$14,949	$11,229	$15,486
1/31/24	$14,938	$11,198	$15,498
2/29/24	$14,952	$11,040	$15,505
3/31/24	$15,123	$11,142	$15,687
4/30/24	$14,991	$10,860	$15,543
5/31/24	$15,180	$11,044	$15,717
6/30/24	$15,317	$11,149	$15,877
7/31/24	$15,569	$11,409	$16,142
8/31/24	$15,830	$11,573	$16,390
9/30/24	$16,008	$11,728	$16,574
10/31/24	$15,877	$11,437	$16,455
11/30/24	$16,073	$11,558	$16,632
12/31/24	$16,002	$11,369	$16,546
1/31/25	$16,199	$11,430	$16,768
2/28/25	$16,327	$11,681	$16,881
3/31/25	$16,187	$11,685	$16,737
4/30/25	$16,185	$11,731	$16,750
5/31/25	$16,479	$11,647	$17,000
6/30/25	$16,769	$11,826	$17,318
7/31/25	$16,792	$11,795	$17,367
8/31/25	$17,002	$11,936	$17,571
9/30/25	$17,160	$12,067	$17,712
10/31/25	$17,235	$12,142	$17,759
11/30/25	$17,368	$12,217	$17,877
12/31/25	$17,461	$12,199	$17,990

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 471,936,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,222,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000166584
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,113	$10,003
6/30/16	$10,123	$10,182
7/31/16	$10,297	$10,247
8/31/16	$10,401	$10,235
9/30/16	$10,466	$10,229
10/31/16	$10,549	$10,151
11/30/16	$10,501	$9,911
12/31/16	$10,581	$9,925
1/31/17	$10,643	$9,944
2/28/17	$10,767	$10,011
3/31/17	$10,842	$10,006
4/30/17	$10,914	$10,083
5/31/17	$11,102	$10,160
6/30/17	$11,135	$10,150
7/31/17	$11,220	$10,194
8/31/17	$11,306	$10,285
9/30/17	$11,352	$10,236
10/31/17	$11,401	$10,242
11/30/17	$11,407	$10,229
12/31/17	$11,436	$10,276
1/31/18	$11,420	$10,158
2/28/18	$11,372	$10,061
3/31/18	$11,435	$10,126
4/30/18	$11,385	$10,051
5/31/18	$11,391	$10,122
6/30/18	$11,379	$10,110
7/31/18	$11,452	$10,112
8/31/18	$11,399	$10,177
9/30/18	$11,448	$10,112
10/31/18	$11,426	$10,032
11/30/18	$11,385	$10,092
12/31/18	$11,480	$10,277
1/31/19	$11,701	$10,386
2/28/19	$11,753	$10,380
3/31/19	$11,863	$10,580
4/30/19	$11,966	$10,582
5/31/19	$12,008	$10,770
6/30/19	$12,190	$10,906
7/31/19	$12,216	$10,930
8/31/19	$12,109	$11,213
9/30/19	$12,176	$11,153
10/31/19	$12,247	$11,187
11/30/19	$12,283	$11,181
12/31/19	$12,464	$11,173
1/31/20	$12,519	$11,388
2/29/20	$12,458	$11,593
3/31/20	$11,480	$11,525
4/30/20	$11,862	$11,730
5/31/20	$12,193	$11,784
6/30/20	$12,376	$11,859
7/31/20	$12,601	$12,036
8/31/20	$12,764	$11,939
9/30/20	$12,714	$11,932
10/31/20	$12,723	$11,879
11/30/20	$13,063	$11,995
12/31/20	$13,276	$12,012
1/31/21	$13,302	$11,926
2/28/21	$13,284	$11,753
3/31/21	$13,246	$11,607
4/30/21	$13,365	$11,698
5/31/21	$13,420	$11,737
6/30/21	$13,466	$11,819
7/31/21	$13,489	$11,951
8/31/21	$13,544	$11,929
9/30/21	$13,523	$11,825
10/31/21	$13,489	$11,822
11/30/21	$13,392	$11,857
12/31/21	$13,540	$11,827
1/31/22	$13,403	$11,572
2/28/22	$13,061	$11,443
3/31/22	$12,957	$11,125
4/30/22	$12,630	$10,703
5/31/22	$12,630	$10,772
6/30/22	$12,214	$10,603
7/31/22	$12,586	$10,862
8/31/22	$12,480	$10,555
9/30/22	$12,068	$10,099
10/31/22	$12,099	$9,968
11/30/22	$12,478	$10,335
12/31/22	$12,487	$10,288
1/31/23	$12,878	$10,604
2/28/23	$12,637	$10,330
3/31/23	$12,703	$10,593
4/30/23	$12,758	$10,657
5/31/23	$12,749	$10,541
6/30/23	$12,890	$10,503
7/31/23	$13,010	$10,496
8/31/23	$13,002	$10,429
9/30/23	$12,848	$10,164
10/31/23	$12,695	$10,003
11/30/23	$13,160	$10,456
12/31/23	$13,518	$10,857
1/31/24	$13,578	$10,827
2/29/24	$13,556	$10,674
3/31/24	$13,724	$10,773
4/30/24	$13,535	$10,500
5/31/24	$13,752	$10,678
6/30/24	$13,790	$10,780
7/31/24	$14,069	$11,031
8/31/24	$14,199	$11,190
9/30/24	$14,380	$11,340
10/31/24	$14,134	$11,058
11/30/24	$14,357	$11,175
12/31/24	$14,249	$10,992
1/31/25	$14,400	$11,051
2/28/25	$14,661	$11,294
3/31/25	$14,683	$11,298
4/30/25	$14,690	$11,343
5/31/25	$14,713	$11,261
6/30/25	$14,981	$11,435
7/31/25	$14,987	$11,404
8/31/25	$15,203	$11,541
9/30/25	$15,307	$11,667
10/31/25	$15,529	$11,740
11/30/25	$15,633	$11,813
12/31/25	$15,701	$11,795

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,001,799,000
Holdings Count | Holding	1,337
Advisory Fees Paid, Amount	$ 2,353,000
InvestmentCompanyPortfolioTurnover	604.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000166585
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,112	$10,003
6/30/16	$10,121	$10,182
7/31/16	$10,294	$10,247
8/31/16	$10,397	$10,235
9/30/16	$10,461	$10,229
10/31/16	$10,544	$10,151
11/30/16	$10,494	$9,911
12/31/16	$10,574	$9,925
1/31/17	$10,635	$9,944
2/28/17	$10,758	$10,011
3/31/17	$10,832	$10,006
4/30/17	$10,903	$10,083
5/31/17	$11,090	$10,160
6/30/17	$11,122	$10,150
7/31/17	$11,206	$10,194
8/31/17	$11,291	$10,285
9/30/17	$11,336	$10,236
10/31/17	$11,383	$10,242
11/30/17	$11,389	$10,229
12/31/17	$11,417	$10,276
1/31/18	$11,400	$10,158
2/28/18	$11,352	$10,061
3/31/18	$11,413	$10,126
4/30/18	$11,363	$10,051
5/31/18	$11,368	$10,122
6/30/18	$11,354	$10,110
7/31/18	$11,426	$10,112
8/31/18	$11,372	$10,177
9/30/18	$11,420	$10,112
10/31/18	$11,397	$10,032
11/30/18	$11,355	$10,092
12/31/18	$11,450	$10,277
1/31/19	$11,669	$10,386
2/28/19	$11,719	$10,380
3/31/19	$11,829	$10,580
4/30/19	$11,930	$10,582
5/31/19	$11,971	$10,770
6/30/19	$12,151	$10,906
7/31/19	$12,177	$10,930
8/31/19	$12,068	$11,213
9/30/19	$12,135	$11,153
10/31/19	$12,205	$11,187
11/30/19	$12,239	$11,181
12/31/19	$12,418	$11,173
1/31/20	$12,472	$11,388
2/29/20	$12,410	$11,593
3/31/20	$11,435	$11,525
4/30/20	$11,814	$11,730
5/31/20	$12,143	$11,784
6/30/20	$12,325	$11,859
7/31/20	$12,548	$12,036
8/31/20	$12,709	$11,939
9/30/20	$12,658	$11,932
10/31/20	$12,665	$11,879
11/30/20	$13,003	$11,995
12/31/20	$13,214	$12,012
1/31/21	$13,239	$11,926
2/28/21	$13,220	$11,753
3/31/21	$13,181	$11,607
4/30/21	$13,299	$11,698
5/31/21	$13,352	$11,737
6/30/21	$13,397	$11,819
7/31/21	$13,418	$11,951
8/31/21	$13,472	$11,929
9/30/21	$13,450	$11,825
10/31/21	$13,416	$11,822
11/30/21	$13,317	$11,857
12/31/21	$13,464	$11,827
1/31/22	$13,326	$11,572
2/28/22	$12,985	$11,443
3/31/22	$12,881	$11,125
4/30/22	$12,554	$10,703
5/31/22	$12,554	$10,772
6/30/22	$12,138	$10,603
7/31/22	$12,508	$10,862
8/31/22	$12,401	$10,555
9/30/22	$11,990	$10,099
10/31/22	$12,020	$9,968
11/30/22	$12,396	$10,335
12/31/22	$12,404	$10,288
1/31/23	$12,792	$10,604
2/28/23	$12,551	$10,330
3/31/23	$12,615	$10,593
4/30/23	$12,669	$10,657
5/31/23	$12,659	$10,541
6/30/23	$12,798	$10,503
7/31/23	$12,916	$10,496
8/31/23	$12,907	$10,429
9/30/23	$12,753	$10,164
10/31/23	$12,600	$10,003
11/30/23	$13,060	$10,456
12/31/23	$13,414	$10,857
1/31/24	$13,473	$10,827
2/29/24	$13,450	$10,674
3/31/24	$13,616	$10,773
4/30/24	$13,427	$10,500
5/31/24	$13,641	$10,678
6/30/24	$13,678	$10,780
7/31/24	$13,954	$11,031
8/31/24	$14,081	$11,190
9/30/24	$14,259	$11,340
10/31/24	$14,014	$11,058
11/30/24	$14,234	$11,175
12/31/24	$14,126	$10,992
1/31/25	$14,274	$11,051
2/28/25	$14,532	$11,294
3/31/25	$14,553	$11,298
4/30/25	$14,558	$11,343
5/31/25	$14,580	$11,261
6/30/25	$14,844	$11,435
7/31/25	$14,849	$11,404
8/31/25	$15,061	$11,541
9/30/25	$15,164	$11,667
10/31/25	$15,382	$11,740
11/30/25	$15,484	$11,813
12/31/25	$15,550	$11,795

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,001,799,000
Holdings Count | Holding	1,337
Advisory Fees Paid, Amount	$ 2,353,000
InvestmentCompanyPortfolioTurnover	604.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000166586
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,114	$10,003
6/30/16	$10,125	$10,182
7/31/16	$10,300	$10,247
8/31/16	$10,406	$10,235
9/30/16	$10,473	$10,229
10/31/16	$10,557	$10,151
11/30/16	$10,510	$9,911
12/31/16	$10,592	$9,925
1/31/17	$10,655	$9,944
2/28/17	$10,780	$10,011
3/31/17	$10,857	$10,006
4/30/17	$10,930	$10,083
5/31/17	$11,120	$10,160
6/30/17	$11,155	$10,150
7/31/17	$11,241	$10,194
8/31/17	$11,328	$10,285
9/30/17	$11,376	$10,236
10/31/17	$11,426	$10,242
11/30/17	$11,434	$10,229
12/31/17	$11,465	$10,276
1/31/18	$11,450	$10,158
2/28/18	$11,404	$10,061
3/31/18	$11,468	$10,126
4/30/18	$11,420	$10,051
5/31/18	$11,427	$10,122
6/30/18	$11,416	$10,110
7/31/18	$11,491	$10,112
8/31/18	$11,439	$10,177
9/30/18	$11,490	$10,112
10/31/18	$11,469	$10,032
11/30/18	$11,429	$10,092
12/31/18	$11,527	$10,277
1/31/19	$11,749	$10,386
2/28/19	$11,803	$10,380
3/31/19	$11,915	$10,580
4/30/19	$12,020	$10,582
5/31/19	$12,064	$10,770
6/30/19	$12,248	$10,906
7/31/19	$12,276	$10,930
8/31/19	$12,170	$11,213
9/30/19	$12,239	$11,153
10/31/19	$12,312	$11,187
11/30/19	$12,349	$11,181
12/31/19	$12,533	$11,173
1/31/20	$12,590	$11,388
2/29/20	$12,530	$11,593
3/31/20	$11,547	$11,525
4/30/20	$11,933	$11,730
5/31/20	$12,268	$11,784
6/30/20	$12,454	$11,859
7/31/20	$12,682	$12,036
8/31/20	$12,847	$11,939
9/30/20	$12,799	$11,932
10/31/20	$12,809	$11,879
11/30/20	$13,153	$11,995
12/31/20	$13,369	$12,012
1/31/21	$13,397	$11,926
2/28/21	$13,381	$11,753
3/31/21	$13,344	$11,607
4/30/21	$13,466	$11,698
5/31/21	$13,523	$11,737
6/30/21	$13,571	$11,819
7/31/21	$13,596	$11,951
8/31/21	$13,653	$11,929
9/30/21	$13,634	$11,825
10/31/21	$13,601	$11,822
11/30/21	$13,505	$11,857
12/31/21	$13,656	$11,827
1/31/22	$13,519	$11,572
2/28/22	$13,176	$11,443
3/31/22	$13,073	$11,125
4/30/22	$12,744	$10,703
5/31/22	$12,746	$10,772
6/30/22	$12,327	$10,603
7/31/22	$12,705	$10,862
8/31/22	$12,599	$10,555
9/30/22	$12,184	$10,099
10/31/22	$12,217	$9,968
11/30/22	$12,601	$10,335
12/31/22	$12,613	$10,288
1/31/23	$13,009	$10,604
2/28/23	$12,767	$10,330
3/31/23	$12,836	$10,593
4/30/23	$12,893	$10,657
5/31/23	$12,885	$10,541
6/30/23	$13,030	$10,503
7/31/23	$13,152	$10,496
8/31/23	$13,146	$10,429
9/30/23	$12,992	$10,164
10/31/23	$12,838	$10,003
11/30/23	$13,310	$10,456
12/31/23	$13,674	$10,857
1/31/24	$13,737	$10,827
2/29/24	$13,716	$10,674
3/31/24	$13,888	$10,773
4/30/24	$13,698	$10,500
5/31/24	$13,919	$10,678
6/30/24	$13,960	$10,780
7/31/24	$14,244	$11,031
8/31/24	$14,377	$11,190
9/30/24	$14,562	$11,340
10/31/24	$14,315	$11,058
11/30/24	$14,543	$11,175
12/31/24	$14,435	$10,992
1/31/25	$14,590	$11,051
2/28/25	$14,857	$11,294
3/31/25	$14,880	$11,298
4/30/25	$14,889	$11,343
5/31/25	$14,915	$11,261
6/30/25	$15,187	$11,435
7/31/25	$15,196	$11,404
8/31/25	$15,416	$11,541
9/30/25	$15,524	$11,667
10/31/25	$15,751	$11,740
11/30/25	$15,859	$11,813
12/31/25	$15,930	$11,795

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,001,799,000
Holdings Count | Holding	1,337
Advisory Fees Paid, Amount	$ 2,353,000
InvestmentCompanyPortfolioTurnover	604.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026495
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,158
2/29/16	$10,152	$10,278
3/31/16	$10,255	$10,351
4/30/16	$10,265	$10,349
5/31/16	$10,334	$10,424
6/30/16	$10,562	$10,633
7/31/16	$10,675	$10,691
8/31/16	$10,709	$10,687
9/30/16	$10,740	$10,689
10/31/16	$10,657	$10,566
11/30/16	$10,558	$10,450
12/31/16	$10,648	$10,490
1/31/17	$10,572	$10,400
2/28/17	$10,711	$10,502
3/31/17	$10,698	$10,496
4/30/17	$10,734	$10,559
5/31/17	$10,770	$10,604
6/30/17	$10,729	$10,557
7/31/17	$10,775	$10,581
8/31/17	$10,870	$10,680
9/30/17	$10,848	$10,630
10/31/17	$10,924	$10,704
11/30/17	$10,962	$10,745
12/31/17	$10,942	$10,750
1/31/18	$10,949	$10,707
2/28/18	$10,977	$10,742
3/31/18	$11,078	$10,851
4/30/18	$11,067	$10,840
5/31/18	$11,079	$10,856
6/30/18	$11,114	$10,903
7/31/18	$11,139	$10,901
8/31/18	$11,124	$10,907
9/30/18	$11,115	$10,884
10/31/18	$11,138	$10,916
11/30/18	$11,133	$10,963
12/31/18	$11,174	$11,091
1/31/19	$11,322	$11,203
2/28/19	$11,357	$11,228
3/31/19	$11,498	$11,419
4/30/19	$11,516	$11,424
5/31/19	$11,631	$11,560
6/30/19	$11,804	$11,732
7/31/19	$11,917	$11,875
8/31/19	$12,093	$12,114
9/30/19	$12,036	$12,064
10/31/19	$11,986	$11,994
11/30/19	$11,940	$11,972
12/31/19	$11,957	$11,930
1/31/20	$12,142	$12,135
2/29/20	$12,157	$12,232
3/31/20	$11,664	$11,991
4/30/20	$11,920	$12,160
5/31/20	$12,013	$12,163
6/30/20	$12,106	$12,202
7/31/20	$12,261	$12,289
8/31/20	$12,270	$12,202
9/30/20	$12,368	$12,284
10/31/20	$12,444	$12,322
11/30/20	$12,510	$12,351
12/31/20	$12,621	$12,400
1/31/21	$12,596	$12,346
2/28/21	$12,436	$12,141
3/31/21	$12,457	$12,165
4/30/21	$12,434	$12,152
5/31/21	$12,455	$12,168
6/30/21	$12,450	$12,207
7/31/21	$12,575	$12,373
8/31/21	$12,550	$12,343
9/30/21	$12,431	$12,218
10/31/21	$12,348	$12,166
11/30/21	$12,424	$12,294
12/31/21	$12,374	$12,227
1/31/22	$12,279	$12,091
2/28/22	$12,082	$11,927
3/31/22	$11,898	$11,732
4/30/22	$11,657	$11,511
5/31/22	$11,543	$11,427
6/30/22	$11,319	$11,261
7/31/22	$11,601	$11,565
8/31/22	$11,339	$11,271
9/30/22	$11,028	$11,013
10/31/22	$11,102	$11,068
11/30/22	$11,293	$11,242
12/31/22	$11,118	$11,033
1/31/23	$11,357	$11,220
2/28/23	$11,259	$11,125
3/31/23	$11,417	$11,348
4/30/23	$11,450	$11,396
5/31/23	$11,451	$11,413
6/30/23	$11,473	$11,432
7/31/23	$11,519	$11,440
8/31/23	$11,545	$11,472
9/30/23	$11,440	$11,342
10/31/23	$11,415	$11,339
11/30/23	$11,734	$11,634
12/31/23	$12,120	$11,951
1/31/24	$12,092	$11,932
2/29/24	$12,090	$11,915
3/31/24	$12,266	$12,020
4/30/24	$12,156	$11,909
5/31/24	$12,202	$11,936
6/30/24	$12,271	$12,033
7/31/24	$12,447	$12,229
8/31/24	$12,484	$12,327
9/30/24	$12,637	$12,452
10/31/24	$12,537	$12,391
11/30/24	$12,752	$12,555
12/31/24	$12,782	$12,545
1/31/25	$12,845	$12,577
2/28/25	$12,879	$12,626
3/31/25	$12,806	$12,523
4/30/25	$12,923	$12,711
5/31/25	$12,922	$12,702
6/30/25	$13,040	$12,766
7/31/25	$13,041	$12,768
8/31/25	$13,095	$12,771
9/30/25	$13,158	$12,829
10/31/25	$13,313	$12,947
11/30/25	$13,289	$12,932
12/31/25	$13,288	$12,895

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 546,072,000
Holdings Count | Holding	1,249
Advisory Fees Paid, Amount	$ 1,333,000
InvestmentCompanyPortfolioTurnover	654.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000139585
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,158
2/29/16	$10,151	$10,278
3/31/16	$10,253	$10,351
4/30/16	$10,262	$10,349
5/31/16	$10,330	$10,424
6/30/16	$10,557	$10,633
7/31/16	$10,669	$10,691
8/31/16	$10,702	$10,687
9/30/16	$10,732	$10,689
10/31/16	$10,649	$10,566
11/30/16	$10,548	$10,450
12/31/16	$10,637	$10,490
1/31/17	$10,561	$10,400
2/28/17	$10,699	$10,502
3/31/17	$10,685	$10,496
4/30/17	$10,720	$10,559
5/31/17	$10,755	$10,604
6/30/17	$10,713	$10,557
7/31/17	$10,758	$10,581
8/31/17	$10,852	$10,680
9/30/17	$10,829	$10,630
10/31/17	$10,904	$10,704
11/30/17	$10,942	$10,745
12/31/17	$10,920	$10,750
1/31/18	$10,926	$10,707
2/28/18	$10,953	$10,742
3/31/18	$11,053	$10,851
4/30/18	$11,042	$10,840
5/31/18	$11,053	$10,856
6/30/18	$11,087	$10,903
7/31/18	$11,111	$10,901
8/31/18	$11,095	$10,907
9/30/18	$11,085	$10,884
10/31/18	$11,107	$10,916
11/30/18	$11,100	$10,963
12/31/18	$11,141	$11,091
1/31/19	$11,287	$11,203
2/28/19	$11,321	$11,228
3/31/19	$11,461	$11,419
4/30/19	$11,478	$11,424
5/31/19	$11,592	$11,560
6/30/19	$11,763	$11,732
7/31/19	$11,874	$11,875
8/31/19	$12,049	$12,114
9/30/19	$11,992	$12,064
10/31/19	$11,940	$11,994
11/30/19	$11,894	$11,972
12/31/19	$11,909	$11,930
1/31/20	$12,093	$12,135
2/29/20	$12,107	$12,232
3/31/20	$11,615	$11,991
4/30/20	$11,868	$12,160
5/31/20	$11,961	$12,163
6/30/20	$12,052	$12,202
7/31/20	$12,205	$12,289
8/31/20	$12,213	$12,202
9/30/20	$12,310	$12,284
10/31/20	$12,385	$12,322
11/30/20	$12,449	$12,351
12/31/20	$12,559	$12,400
1/31/21	$12,532	$12,346
2/28/21	$12,373	$12,141
3/31/21	$12,392	$12,165
4/30/21	$12,368	$12,152
5/31/21	$12,388	$12,168
6/30/21	$12,382	$12,207
7/31/21	$12,505	$12,373
8/31/21	$12,479	$12,343
9/30/21	$12,361	$12,218
10/31/21	$12,276	$12,166
11/30/21	$12,351	$12,294
12/31/21	$12,301	$12,227
1/31/22	$12,205	$12,091
2/28/22	$12,008	$11,927
3/31/22	$11,824	$11,732
4/30/22	$11,584	$11,511
5/31/22	$11,470	$11,427
6/30/22	$11,246	$11,261
7/31/22	$11,525	$11,565
8/31/22	$11,264	$11,271
9/30/22	$10,954	$11,013
10/31/22	$11,027	$11,068
11/30/22	$11,216	$11,242
12/31/22	$11,040	$11,033
1/31/23	$11,277	$11,220
2/28/23	$11,179	$11,125
3/31/23	$11,335	$11,348
4/30/23	$11,367	$11,396
5/31/23	$11,367	$11,413
6/30/23	$11,388	$11,432
7/31/23	$11,432	$11,440
8/31/23	$11,457	$11,472
9/30/23	$11,352	$11,342
10/31/23	$11,327	$11,339
11/30/23	$11,642	$11,634
12/31/23	$12,024	$11,951
1/31/24	$11,995	$11,932
2/29/24	$11,992	$11,915
3/31/24	$12,166	$12,020
4/30/24	$12,055	$11,909
5/31/24	$12,100	$11,936
6/30/24	$12,167	$12,033
7/31/24	$12,341	$12,229
8/31/24	$12,376	$12,327
9/30/24	$12,528	$12,452
10/31/24	$12,427	$12,391
11/30/24	$12,639	$12,555
12/31/24	$12,668	$12,545
1/31/25	$12,729	$12,577
2/28/25	$12,762	$12,626
3/31/25	$12,689	$12,523
4/30/25	$12,804	$12,711
5/31/25	$12,801	$12,702
6/30/25	$12,917	$12,766
7/31/25	$12,918	$12,768
8/31/25	$12,970	$12,771
9/30/25	$13,031	$12,829
10/31/25	$13,183	$12,947
11/30/25	$13,158	$12,932
12/31/25	$13,156	$12,895

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 546,072,000
Holdings Count | Holding	1,249
Advisory Fees Paid, Amount	$ 1,333,000
InvestmentCompanyPortfolioTurnover	654.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026496
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,102	$10,158
2/29/16	$10,155	$10,278
3/31/16	$10,259	$10,351
4/30/16	$10,270	$10,349
5/31/16	$10,340	$10,424
6/30/16	$10,570	$10,633
7/31/16	$10,684	$10,691
8/31/16	$10,719	$10,687
9/30/16	$10,752	$10,689
10/31/16	$10,670	$10,566
11/30/16	$10,572	$10,450
12/31/16	$10,663	$10,490
1/31/17	$10,589	$10,400
2/28/17	$10,730	$10,502
3/31/17	$10,718	$10,496
4/30/17	$10,756	$10,559
5/31/17	$10,792	$10,604
6/30/17	$10,753	$10,557
7/31/17	$10,800	$10,581
8/31/17	$10,897	$10,680
9/30/17	$10,876	$10,630
10/31/17	$10,954	$10,704
11/30/17	$10,994	$10,745
12/31/17	$10,974	$10,750
1/31/18	$10,983	$10,707
2/28/18	$11,012	$10,742
3/31/18	$11,115	$10,851
4/30/18	$11,106	$10,840
5/31/18	$11,119	$10,856
6/30/18	$11,156	$10,903
7/31/18	$11,182	$10,901
8/31/18	$11,168	$10,907
9/30/18	$11,161	$10,884
10/31/18	$11,185	$10,916
11/30/18	$11,181	$10,963
12/31/18	$11,224	$11,091
1/31/19	$11,374	$11,203
2/28/19	$11,411	$11,228
3/31/19	$11,554	$11,419
4/30/19	$11,574	$11,424
5/31/19	$11,691	$11,560
6/30/19	$11,866	$11,732
7/31/19	$11,980	$11,875
8/31/19	$12,160	$12,114
9/30/19	$12,104	$12,064
10/31/19	$12,055	$11,994
11/30/19	$12,010	$11,972
12/31/19	$12,028	$11,930
1/31/20	$12,217	$12,135
2/29/20	$12,233	$12,232
3/31/20	$11,738	$11,991
4/30/20	$11,997	$12,160
5/31/20	$12,093	$12,163
6/30/20	$12,188	$12,202
7/31/20	$12,345	$12,289
8/31/20	$12,355	$12,202
9/30/20	$12,456	$12,284
10/31/20	$12,534	$12,322
11/30/20	$12,602	$12,351
12/31/20	$12,716	$12,400
1/31/21	$12,692	$12,346
2/28/21	$12,533	$12,141
3/31/21	$12,555	$12,165
4/30/21	$12,533	$12,152
5/31/21	$12,556	$12,168
6/30/21	$12,553	$12,207
7/31/21	$12,680	$12,373
8/31/21	$12,656	$12,343
9/30/21	$12,539	$12,218
10/31/21	$12,456	$12,166
11/30/21	$12,534	$12,294
12/31/21	$12,486	$12,227
1/31/22	$12,391	$12,091
2/28/22	$12,194	$11,927
3/31/22	$12,009	$11,732
4/30/22	$11,768	$11,511
5/31/22	$11,655	$11,427
6/30/22	$11,429	$11,261
7/31/22	$11,715	$11,565
8/31/22	$11,452	$11,271
9/30/22	$11,140	$11,013
10/31/22	$11,216	$11,068
11/30/22	$11,410	$11,242
12/31/22	$11,235	$11,033
1/31/23	$11,478	$11,220
2/28/23	$11,380	$11,125
3/31/23	$11,542	$11,348
4/30/23	$11,576	$11,396
5/31/23	$11,579	$11,413
6/30/23	$11,602	$11,432
7/31/23	$11,651	$11,440
8/31/23	$11,678	$11,472
9/30/23	$11,574	$11,342
10/31/23	$11,550	$11,339
11/30/23	$11,874	$11,634
12/31/23	$12,266	$11,951
1/31/24	$12,239	$11,932
2/29/24	$12,238	$11,915
3/31/24	$12,418	$12,020
4/30/24	$12,308	$11,909
5/31/24	$12,357	$11,936
6/30/24	$12,427	$12,033
7/31/24	$12,608	$12,229
8/31/24	$12,646	$12,327
9/30/24	$12,804	$12,452
10/31/24	$12,703	$12,391
11/30/24	$12,923	$12,555
12/31/24	$12,955	$12,545
1/31/25	$13,021	$12,577
2/28/25	$13,056	$12,626
3/31/25	$12,983	$12,523
4/30/25	$13,104	$12,711
5/31/25	$13,104	$12,702
6/30/25	$13,226	$12,766
7/31/25	$13,229	$12,768
8/31/25	$13,285	$12,771
9/30/25	$13,350	$12,829
10/31/25	$13,509	$12,947
11/30/25	$13,486	$12,932
12/31/25	$13,487	$12,895

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 546,072,000
Holdings Count | Holding	1,249
Advisory Fees Paid, Amount	$ 1,333,000
InvestmentCompanyPortfolioTurnover	654.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000028252
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,946	$10,050
2/29/16	$10,212	$10,400
3/31/16	$10,680	$10,826
4/30/16	$10,935	$11,046
5/31/16	$10,659	$10,783
6/30/16	$11,040	$11,194
7/31/16	$11,179	$11,287
8/31/16	$11,137	$11,195
9/30/16	$11,249	$11,309
10/31/16	$10,804	$10,817
11/30/16	$10,340	$10,247
12/31/16	$10,300	$10,149
1/31/17	$10,547	$10,339
2/28/17	$10,614	$10,369
3/31/17	$10,649	$10,401
4/30/17	$10,727	$10,549
5/31/17	$10,901	$10,779
6/30/17	$11,004	$10,769
7/31/17	$11,359	$11,058
8/31/17	$11,441	$11,177
9/30/17	$11,332	$11,036
10/31/17	$11,217	$10,953
11/30/17	$11,356	$11,186
12/31/17	$11,416	$11,216
1/31/18	$11,876	$11,556
2/28/18	$11,672	$11,458
3/31/18	$11,791	$11,622
4/30/18	$11,482	$11,359
5/31/18	$11,323	$11,146
6/30/18	$11,252	$11,068
7/31/18	$11,300	$11,028
8/31/18	$11,135	$10,994
9/30/18	$11,159	$10,876
10/31/18	$10,916	$10,725
11/30/18	$10,966	$10,737
12/31/18	$10,963	$10,975
1/31/19	$11,311	$11,180
2/28/19	$11,225	$11,063
3/31/19	$11,279	$11,142
4/30/19	$11,241	$11,074
5/31/19	$11,276	$11,189
6/30/19	$11,622	$11,523
7/31/19	$11,457	$11,440
8/31/19	$11,513	$11,622
9/30/19	$11,436	$11,456
10/31/19	$11,565	$11,566
11/30/19	$11,422	$11,409
12/31/19	$11,733	$11,533
1/31/20	$11,705	$11,621
2/29/20	$11,569	$11,597
3/31/20	$10,638	$11,224
4/30/20	$10,978	$11,454
5/31/20	$11,225	$11,488
6/30/20	$11,464	$11,604
7/31/20	$12,041	$12,120
8/31/20	$12,250	$12,154
9/30/20	$12,089	$12,084
10/31/20	$12,149	$12,140
11/30/20	$12,567	$12,429
12/31/20	$12,997	$12,699
1/31/21	$12,869	$12,569
2/28/21	$12,582	$12,325
3/31/21	$12,360	$12,027
4/30/21	$12,571	$12,222
5/31/21	$12,718	$12,388
6/30/21	$12,450	$12,138
7/31/21	$12,591	$12,321
8/31/21	$12,510	$12,245
9/30/21	$12,219	$11,945
10/31/21	$12,124	$11,898
11/30/21	$12,054	$11,813
12/31/21	$12,020	$11,804
1/31/22	$11,832	$11,573
2/28/22	$11,645	$11,445
3/31/22	$11,250	$11,078
4/30/22	$10,475	$10,322
5/31/22	$10,476	$10,322
6/30/22	$9,949	$9,858
7/31/22	$10,135	$10,047
8/31/22	$9,624	$9,546
9/30/22	$9,015	$8,986
10/31/22	$9,029	$8,973
11/30/22	$9,667	$9,473
12/31/22	$9,738	$9,597
1/31/23	$10,098	$9,931
2/28/23	$9,673	$9,535
3/31/23	$10,004	$9,891
4/30/23	$10,022	$9,919
5/31/23	$9,745	$9,652
6/30/23	$9,775	$9,677
7/31/23	$9,917	$9,801
8/31/23	$9,724	$9,608
9/30/23	$9,409	$9,290
10/31/23	$9,323	$9,205
11/30/23	$9,832	$9,713
12/31/23	$10,343	$10,146
1/31/24	$10,085	$9,914
2/29/24	$10,006	$9,796
3/31/24	$10,091	$9,820
4/30/24	$9,819	$9,566
5/31/24	$9,966	$9,662
6/30/24	$9,890	$9,613
7/31/24	$10,202	$9,916
8/31/24	$10,458	$10,227
9/30/24	$10,659	$10,431
10/31/24	$10,240	$10,001
11/30/24	$10,262	$9,978
12/31/24	$9,992	$9,718
1/31/25	$10,059	$9,775
2/28/25	$10,155	$9,854
3/31/25	$10,302	$9,963
4/30/25	$10,747	$10,473
5/31/25	$10,766	$10,461
6/30/25	$11,075	$10,690
7/31/25	$10,718	$10,422
8/31/25	$10,967	$10,595
9/30/25	$10,982	$10,627
10/31/25	$10,901	$10,524
11/30/25	$10,899	$10,516
12/31/25	$11,005	$10,577

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,338,000
Holdings Count | Holding	614
Advisory Fees Paid, Amount	$ 63,000
InvestmentCompanyPortfolioTurnover	846.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030991
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,945	$10,050
2/29/16	$10,211	$10,400
3/31/16	$10,678	$10,826
4/30/16	$10,932	$11,046
5/31/16	$10,655	$10,783
6/30/16	$11,035	$11,194
7/31/16	$11,173	$11,287
8/31/16	$11,130	$11,195
9/30/16	$11,241	$11,309
10/31/16	$10,795	$10,817
11/30/16	$10,331	$10,247
12/31/16	$10,290	$10,149
1/31/17	$10,536	$10,339
2/28/17	$10,602	$10,369
3/31/17	$10,636	$10,401
4/30/17	$10,713	$10,549
5/31/17	$10,885	$10,779
6/30/17	$10,987	$10,769
7/31/17	$11,341	$11,058
8/31/17	$11,422	$11,177
9/30/17	$11,313	$11,036
10/31/17	$11,197	$10,953
11/30/17	$11,334	$11,186
12/31/17	$11,394	$11,216
1/31/18	$11,851	$11,556
2/28/18	$11,647	$11,458
3/31/18	$11,765	$11,622
4/30/18	$11,455	$11,359
5/31/18	$11,296	$11,146
6/30/18	$11,224	$11,068
7/31/18	$11,271	$11,028
8/31/18	$11,105	$10,994
9/30/18	$11,129	$10,876
10/31/18	$10,886	$10,725
11/30/18	$10,934	$10,737
12/31/18	$10,930	$10,975
1/31/19	$11,276	$11,180
2/28/19	$11,189	$11,063
3/31/19	$11,242	$11,142
4/30/19	$11,203	$11,074
5/31/19	$11,238	$11,189
6/30/19	$11,581	$11,523
7/31/19	$11,416	$11,440
8/31/19	$11,471	$11,622
9/30/19	$11,393	$11,456
10/31/19	$11,521	$11,566
11/30/19	$11,377	$11,409
12/31/19	$11,686	$11,533
1/31/20	$11,657	$11,621
2/29/20	$11,521	$11,597
3/31/20	$10,592	$11,224
4/30/20	$10,931	$11,454
5/31/20	$11,176	$11,488
6/30/20	$11,413	$11,604
7/31/20	$11,986	$12,120
8/31/20	$12,193	$12,154
9/30/20	$12,032	$12,084
10/31/20	$12,091	$12,140
11/30/20	$12,505	$12,429
12/31/20	$12,932	$12,699
1/31/21	$12,803	$12,569
2/28/21	$12,518	$12,325
3/31/21	$12,296	$12,027
4/30/21	$12,504	$12,222
5/31/21	$12,649	$12,388
6/30/21	$12,382	$12,138
7/31/21	$12,521	$12,321
8/31/21	$12,440	$12,245
9/30/21	$12,149	$11,945
10/31/21	$12,053	$11,898
11/30/21	$11,983	$11,813
12/31/21	$11,948	$11,804
1/31/22	$11,760	$11,573
2/28/22	$11,574	$11,445
3/31/22	$11,180	$11,078
4/30/22	$10,409	$10,322
5/31/22	$10,409	$10,322
6/30/22	$9,884	$9,858
7/31/22	$10,068	$10,047
8/31/22	$9,560	$9,546
9/30/22	$8,954	$8,986
10/31/22	$8,967	$8,973
11/30/22	$9,600	$9,473
12/31/22	$9,670	$9,597
1/31/23	$10,026	$9,931
2/28/23	$9,603	$9,535
3/31/23	$9,931	$9,891
4/30/23	$9,948	$9,919
5/31/23	$9,672	$9,652
6/30/23	$9,702	$9,677
7/31/23	$9,842	$9,801
8/31/23	$9,649	$9,608
9/30/23	$9,336	$9,290
10/31/23	$9,250	$9,205
11/30/23	$9,754	$9,713
12/31/23	$10,260	$10,146
1/31/24	$10,003	$9,914
2/29/24	$9,924	$9,796
3/31/24	$10,008	$9,820
4/30/24	$9,737	$9,566
5/31/24	$9,882	$9,662
6/30/24	$9,806	$9,613
7/31/24	$10,114	$9,916
8/31/24	$10,367	$10,227
9/30/24	$10,566	$10,431
10/31/24	$10,149	$10,001
11/30/24	$10,170	$9,978
12/31/24	$9,902	$9,718
1/31/25	$9,968	$9,775
2/28/25	$10,062	$9,854
3/31/25	$10,207	$9,963
4/30/25	$10,646	$10,473
5/31/25	$10,664	$10,461
6/30/25	$10,969	$10,690
7/31/25	$10,615	$10,422
8/31/25	$10,861	$10,595
9/30/25	$10,875	$10,627
10/31/25	$10,794	$10,524
11/30/25	$10,791	$10,516
12/31/25	$10,895	$10,577

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,338,000
Holdings Count | Holding	614
Advisory Fees Paid, Amount	$ 63,000
InvestmentCompanyPortfolioTurnover	846.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000109754
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,947	$10,050
2/29/16	$10,214	$10,400
3/31/16	$10,684	$10,826
4/30/16	$10,939	$11,046
5/31/16	$10,664	$10,783
6/30/16	$11,047	$11,194
7/31/16	$11,187	$11,287
8/31/16	$11,147	$11,195
9/30/16	$11,260	$11,309
10/31/16	$10,816	$10,817
11/30/16	$10,354	$10,247
12/31/16	$10,315	$10,149
1/31/17	$10,563	$10,339
2/28/17	$10,631	$10,369
3/31/17	$10,668	$10,401
4/30/17	$10,747	$10,549
5/31/17	$10,923	$10,779
6/30/17	$11,027	$10,769
7/31/17	$11,384	$11,058
8/31/17	$11,467	$11,177
9/30/17	$11,359	$11,036
10/31/17	$11,245	$10,953
11/30/17	$11,385	$11,186
12/31/17	$11,446	$11,216
1/31/18	$11,908	$11,556
2/28/18	$11,705	$11,458
3/31/18	$11,826	$11,622
4/30/18	$11,516	$11,359
5/31/18	$11,358	$11,146
6/30/18	$11,289	$11,068
7/31/18	$11,339	$11,028
8/31/18	$11,173	$10,994
9/30/18	$11,199	$10,876
10/31/18	$10,956	$10,725
11/30/18	$11,007	$10,737
12/31/18	$11,005	$10,975
1/31/19	$11,356	$11,180
2/28/19	$11,271	$11,063
3/31/19	$11,326	$11,142
4/30/19	$11,289	$11,074
5/31/19	$11,326	$11,189
6/30/19	$11,674	$11,523
7/31/19	$11,510	$11,440
8/31/19	$11,568	$11,622
9/30/19	$11,492	$11,456
10/31/19	$11,623	$11,566
11/30/19	$11,481	$11,409
12/31/19	$11,795	$11,533
1/31/20	$11,768	$11,621
2/29/20	$11,634	$11,597
3/31/20	$10,698	$11,224
4/30/20	$11,042	$11,454
5/31/20	$11,291	$11,488
6/30/20	$11,533	$11,604
7/31/20	$12,115	$12,120
8/31/20	$12,326	$12,154
9/30/20	$12,166	$12,084
10/31/20	$12,228	$12,140
11/30/20	$12,650	$12,429
12/31/20	$13,084	$12,699
1/31/21	$12,956	$12,569
2/28/21	$12,669	$12,325
3/31/21	$12,447	$12,027
4/30/21	$12,660	$12,222
5/31/21	$12,810	$12,388
6/30/21	$12,542	$12,138
7/31/21	$12,686	$12,321
8/31/21	$12,606	$12,245
9/30/21	$12,314	$11,945
10/31/21	$12,220	$11,898
11/30/21	$12,151	$11,813
12/31/21	$12,118	$11,804
1/31/22	$11,930	$11,573
2/28/22	$11,743	$11,445
3/31/22	$11,346	$11,078
4/30/22	$10,566	$10,322
5/31/22	$10,568	$10,322
6/30/22	$10,038	$9,858
7/31/22	$10,227	$10,047
8/31/22	$9,713	$9,546
9/30/22	$9,099	$8,986
10/31/22	$9,114	$8,973
11/30/22	$9,759	$9,473
12/31/22	$9,833	$9,597
1/31/23	$10,197	$9,931
2/28/23	$9,769	$9,535
3/31/23	$10,105	$9,891
4/30/23	$10,124	$9,919
5/31/23	$9,846	$9,652
6/30/23	$9,878	$9,677
7/31/23	$10,022	$9,801
8/31/23	$9,828	$9,608
9/30/23	$9,511	$9,290
10/31/23	$9,426	$9,205
11/30/23	$9,941	$9,713
12/31/23	$10,460	$10,146
1/31/24	$10,200	$9,914
2/29/24	$10,121	$9,796
3/31/24	$10,208	$9,820
4/30/24	$9,935	$9,566
5/31/24	$10,085	$9,662
6/30/24	$10,009	$9,613
7/31/24	$10,326	$9,916
8/31/24	$10,587	$10,227
9/30/24	$10,791	$10,431
10/31/24	$10,368	$10,001
11/30/24	$10,392	$9,978
12/31/24	$10,119	$9,718
1/31/25	$10,189	$9,775
2/28/25	$10,288	$9,854
3/31/25	$10,438	$9,963
4/30/25	$10,890	$10,473
5/31/25	$10,910	$10,461
6/30/25	$11,224	$10,690
7/31/25	$10,864	$10,422
8/31/25	$11,118	$10,595
9/30/25	$11,135	$10,627
10/31/25	$11,054	$10,524
11/30/25	$11,053	$10,516
12/31/25	$11,163	$10,577

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,338,000
Holdings Count | Holding	614
Advisory Fees Paid, Amount	$ 63,000
InvestmentCompanyPortfolioTurnover	846.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026500
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$255	2.48%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,513	$10,138	$10,502
2/29/16	$10,805	$10,210	$10,815
3/31/16	$10,806	$10,303	$10,815
4/30/16	$10,755	$10,343	$10,761
5/31/16	$10,810	$10,345	$10,847
6/30/16	$11,505	$10,531	$11,512
7/31/16	$11,731	$10,598	$11,771
8/31/16	$11,592	$10,586	$11,659
9/30/16	$11,462	$10,580	$11,471
10/31/16	$10,990	$10,499	$11,003
11/30/16	$10,109	$10,250	$10,187
12/31/16	$10,067	$10,265	$10,133
1/31/17	$10,137	$10,285	$10,173
2/28/17	$10,303	$10,354	$10,331
3/31/17	$10,245	$10,349	$10,274
4/30/17	$10,422	$10,428	$10,433
5/31/17	$10,609	$10,509	$10,639
6/30/17	$10,674	$10,498	$10,681
7/31/17	$10,621	$10,543	$10,615
8/31/17	$10,968	$10,638	$10,980
9/30/17	$10,720	$10,587	$10,743
10/31/17	$10,713	$10,593	$10,735
11/30/17	$10,787	$10,580	$10,812
12/31/17	$10,969	$10,628	$10,997
1/31/18	$10,613	$10,506	$10,642
2/28/18	$10,291	$10,406	$10,322
3/31/18	$10,583	$10,473	$10,635
4/30/18	$10,351	$10,395	$10,428
5/31/18	$10,553	$10,469	$10,649
6/30/18	$10,593	$10,456	$10,668
7/31/18	$10,451	$10,459	$10,511
8/31/18	$10,592	$10,526	$10,676
9/30/18	$10,301	$10,458	$10,360
10/31/18	$10,020	$10,376	$10,045
11/30/18	$10,197	$10,438	$10,235
12/31/18	$10,708	$10,630	$10,795
1/31/19	$10,773	$10,742	$10,867
2/28/19	$10,633	$10,736	$10,734
3/31/19	$11,201	$10,942	$11,298
4/30/19	$10,982	$10,945	$11,096
5/31/19	$11,674	$11,139	$11,822
6/30/19	$11,778	$11,279	$11,980
7/31/19	$11,807	$11,304	$11,999
8/31/19	$13,023	$11,597	$13,259
9/30/19	$12,695	$11,535	$12,928
10/31/19	$12,564	$11,570	$12,817
11/30/19	$12,517	$11,564	$12,751
12/31/19	$12,134	$11,556	$12,395
1/31/20	$13,003	$11,778	$13,244
2/29/20	$13,841	$11,990	$14,131
3/31/20	$14,655	$11,920	$14,986
4/30/20	$14,869	$12,132	$15,290
5/31/20	$14,595	$12,188	$15,004
6/30/20	$14,658	$12,265	$15,024
7/31/20	$15,271	$12,448	$15,658
8/31/20	$14,580	$12,348	$14,983
9/30/20	$14,666	$12,341	$15,041
10/31/20	$14,167	$12,286	$14,588
11/30/20	$14,397	$12,406	$14,763
12/31/20	$14,244	$12,424	$14,590
1/31/21	$13,817	$12,334	$14,063
2/28/21	$13,082	$12,156	$13,280
3/31/21	$12,398	$12,005	$12,618
4/30/21	$12,698	$12,099	$12,912
5/31/21	$12,694	$12,139	$12,970
6/30/21	$13,188	$12,224	$13,434
7/31/21	$13,648	$12,361	$13,924
8/31/21	$13,615	$12,337	$13,894
9/30/21	$13,234	$12,231	$13,497
10/31/21	$13,466	$12,227	$13,748
11/30/21	$13,819	$12,263	$14,112
12/31/21	$13,563	$12,232	$13,912
1/31/22	$13,086	$11,968	$13,336
2/28/22	$12,900	$11,835	$13,141
3/31/22	$12,268	$11,506	$12,439
4/30/22	$11,222	$11,069	$11,333
5/31/22	$10,998	$11,141	$11,119
6/30/22	$10,821	$10,966	$10,955
7/31/22	$11,119	$11,234	$11,247
8/31/22	$10,611	$10,917	$10,749
9/30/22	$9,760	$10,445	$9,900
10/31/22	$9,211	$10,310	$9,351
11/30/22	$9,878	$10,689	$10,012
12/31/22	$9,647	$10,641	$9,842
1/31/23	$10,329	$10,968	$10,473
2/28/23	$9,853	$10,684	$9,976
3/31/23	$10,320	$10,956	$10,449
4/30/23	$10,375	$11,022	$10,503
5/31/23	$10,085	$10,902	$10,210
6/30/23	$10,107	$10,863	$10,208
7/31/23	$9,888	$10,856	$9,987
8/31/23	$9,622	$10,786	$9,708
9/30/23	$8,917	$10,512	$9,000
10/31/23	$8,473	$10,346	$8,556
11/30/23	$9,258	$10,815	$9,339
12/31/23	$10,031	$11,229	$10,143
1/31/24	$9,858	$11,198	$9,920
2/29/24	$9,636	$11,040	$9,694
3/31/24	$9,761	$11,142	$9,813
4/30/24	$9,176	$10,860	$9,215
5/31/24	$9,444	$11,044	$9,478
6/30/24	$9,579	$11,149	$9,635
7/31/24	$9,932	$11,409	$9,979
8/31/24	$10,123	$11,573	$10,182
9/30/24	$10,324	$11,728	$10,388
10/31/24	$9,780	$11,437	$9,848
11/30/24	$9,972	$11,558	$10,026
12/31/24	$9,428	$11,369	$9,493
1/31/25	$9,505	$11,430	$9,532
2/28/25	$10,009	$11,681	$10,026
3/31/25	$9,919	$11,685	$9,937
4/30/25	$9,803	$11,731	$9,829
5/31/25	$9,529	$11,647	$9,546
6/30/25	$9,765	$11,826	$9,785
7/31/25	$9,687	$11,795	$9,697
8/31/25	$9,741	$11,936	$9,728
9/30/25	$10,031	$12,067	$10,028
10/31/25	$10,180	$12,142	$10,157
11/30/25	$10,219	$12,217	$10,200
12/31/25	$10,008	$12,199	$10,024

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 461,086,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 999,000
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000081129
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$265	2.58%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,512	$10,138	$10,502
2/29/16	$10,803	$10,210	$10,815
3/31/16	$10,804	$10,303	$10,815
4/30/16	$10,749	$10,343	$10,761
5/31/16	$10,803	$10,345	$10,847
6/30/16	$11,497	$10,531	$11,512
7/31/16	$11,720	$10,598	$11,771
8/31/16	$11,581	$10,586	$11,659
9/30/16	$11,449	$10,580	$11,471
10/31/16	$10,977	$10,499	$11,003
11/30/16	$10,096	$10,250	$10,187
12/31/16	$10,054	$10,265	$10,133
1/31/17	$10,122	$10,285	$10,173
2/28/17	$10,288	$10,354	$10,331
3/31/17	$10,229	$10,349	$10,274
4/30/17	$10,405	$10,428	$10,433
5/31/17	$10,591	$10,509	$10,639
6/30/17	$10,654	$10,498	$10,681
7/31/17	$10,600	$10,543	$10,615
8/31/17	$10,946	$10,638	$10,980
9/30/17	$10,698	$10,587	$10,743
10/31/17	$10,690	$10,593	$10,735
11/30/17	$10,762	$10,580	$10,812
12/31/17	$10,943	$10,628	$10,997
1/31/18	$10,587	$10,506	$10,642
2/28/18	$10,265	$10,406	$10,322
3/31/18	$10,556	$10,473	$10,635
4/30/18	$10,324	$10,395	$10,428
5/31/18	$10,524	$10,469	$10,649
6/30/18	$10,563	$10,456	$10,668
7/31/18	$10,420	$10,459	$10,511
8/31/18	$10,560	$10,526	$10,676
9/30/18	$10,270	$10,458	$10,360
10/31/18	$9,989	$10,376	$10,045
11/30/18	$10,164	$10,438	$10,235
12/31/18	$10,672	$10,630	$10,795
1/31/19	$10,736	$10,742	$10,867
2/28/19	$10,596	$10,736	$10,734
3/31/19	$11,161	$10,942	$11,298
4/30/19	$10,942	$10,945	$11,096
5/31/19	$11,630	$11,139	$11,822
6/30/19	$11,733	$11,279	$11,980
7/31/19	$11,761	$11,304	$11,999
8/31/19	$12,971	$11,597	$13,259
9/30/19	$12,643	$11,535	$12,928
10/31/19	$12,512	$11,570	$12,817
11/30/19	$12,464	$11,564	$12,751
12/31/19	$12,082	$11,556	$12,395
1/31/20	$12,945	$11,778	$13,244
2/29/20	$13,779	$11,990	$14,131
3/31/20	$14,589	$11,920	$14,986
4/30/20	$14,800	$12,132	$15,290
5/31/20	$14,527	$12,188	$15,004
6/30/20	$14,587	$12,265	$15,024
7/31/20	$15,197	$12,448	$15,658
8/31/20	$14,508	$12,348	$14,983
9/30/20	$14,592	$12,341	$15,041
10/31/20	$14,094	$12,286	$14,588
11/30/20	$14,322	$12,406	$14,763
12/31/20	$14,169	$12,424	$14,590
1/31/21	$13,743	$12,334	$14,063
2/28/21	$13,011	$12,156	$13,280
3/31/21	$12,329	$12,005	$12,618
4/30/21	$12,627	$12,099	$12,912
5/31/21	$12,622	$12,139	$12,970
6/30/21	$13,112	$12,224	$13,434
7/31/21	$13,568	$12,361	$13,924
8/31/21	$13,534	$12,337	$13,894
9/30/21	$13,154	$12,231	$13,497
10/31/21	$13,384	$12,227	$13,748
11/30/21	$13,734	$12,263	$14,112
12/31/21	$13,478	$12,232	$13,912
1/31/22	$13,002	$11,968	$13,336
2/28/22	$12,817	$11,835	$13,141
3/31/22	$12,188	$11,506	$12,439
4/30/22	$11,148	$11,069	$11,333
5/31/22	$10,924	$11,141	$11,119
6/30/22	$10,748	$10,966	$10,955
7/31/22	$11,043	$11,234	$11,247
8/31/22	$10,537	$10,917	$10,749
9/30/22	$9,691	$10,445	$9,900
10/31/22	$9,146	$10,310	$9,351
11/30/22	$9,807	$10,689	$10,012
12/31/22	$9,576	$10,641	$9,842
1/31/23	$10,253	$10,968	$10,473
2/28/23	$9,780	$10,684	$9,976
3/31/23	$10,243	$10,956	$10,449
4/30/23	$10,297	$11,022	$10,503
5/31/23	$10,007	$10,902	$10,210
6/30/23	$10,029	$10,863	$10,208
7/31/23	$9,810	$10,856	$9,987
8/31/23	$9,545	$10,786	$9,708
9/30/23	$8,845	$10,512	$9,000
10/31/23	$8,404	$10,346	$8,556
11/30/23	$9,182	$10,815	$9,339
12/31/23	$9,948	$11,229	$10,143
1/31/24	$9,776	$11,198	$9,920
2/29/24	$9,555	$11,040	$9,694
3/31/24	$9,678	$11,142	$9,813
4/30/24	$9,097	$10,860	$9,215
5/31/24	$9,362	$11,044	$9,478
6/30/24	$9,495	$11,149	$9,635
7/31/24	$9,844	$11,409	$9,979
8/31/24	$10,033	$11,573	$10,182
9/30/24	$10,231	$11,728	$10,388
10/31/24	$9,691	$11,437	$9,848
11/30/24	$9,881	$11,558	$10,026
12/31/24	$9,341	$11,369	$9,493
1/31/25	$9,416	$11,430	$9,532
2/28/25	$9,915	$11,681	$10,026
3/31/25	$9,825	$11,685	$9,937
4/30/25	$9,709	$11,731	$9,829
5/31/25	$9,437	$11,647	$9,546
6/30/25	$9,670	$11,826	$9,785
7/31/25	$9,592	$11,795	$9,697
8/31/25	$9,645	$11,936	$9,728
9/30/25	$9,931	$12,067	$10,028
10/31/25	$10,077	$12,142	$10,157
11/30/25	$10,115	$12,217	$10,200
12/31/25	$9,905	$12,199	$10,024

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 461,086,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 999,000
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026501
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$240	2.33%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,514	$10,138	$10,502
2/29/16	$10,807	$10,210	$10,815
3/31/16	$10,810	$10,303	$10,815
4/30/16	$10,761	$10,343	$10,761
5/31/16	$10,817	$10,345	$10,847
6/30/16	$11,514	$10,531	$11,512
7/31/16	$11,741	$10,598	$11,771
8/31/16	$11,604	$10,586	$11,659
9/30/16	$11,474	$10,580	$11,471
10/31/16	$11,003	$10,499	$11,003
11/30/16	$10,122	$10,250	$10,187
12/31/16	$10,082	$10,265	$10,133
1/31/17	$10,153	$10,285	$10,173
2/28/17	$10,321	$10,354	$10,331
3/31/17	$10,264	$10,349	$10,274
4/30/17	$10,442	$10,428	$10,433
5/31/17	$10,631	$10,509	$10,639
6/30/17	$10,697	$10,498	$10,681
7/31/17	$10,646	$10,543	$10,615
8/31/17	$10,995	$10,638	$10,980
9/30/17	$10,748	$10,587	$10,743
10/31/17	$10,742	$10,593	$10,735
11/30/17	$10,817	$10,580	$10,812
12/31/17	$11,001	$10,628	$10,997
1/31/18	$10,646	$10,506	$10,642
2/28/18	$10,324	$10,406	$10,322
3/31/18	$10,618	$10,473	$10,635
4/30/18	$10,387	$10,395	$10,428
5/31/18	$10,591	$10,469	$10,649
6/30/18	$10,632	$10,456	$10,668
7/31/18	$10,491	$10,459	$10,511
8/31/18	$10,634	$10,526	$10,676
9/30/18	$10,343	$10,458	$10,360
10/31/18	$10,063	$10,376	$10,045
11/30/18	$10,241	$10,438	$10,235
12/31/18	$10,756	$10,630	$10,795
1/31/19	$10,822	$10,742	$10,867
2/28/19	$10,683	$10,736	$10,734
3/31/19	$11,255	$10,942	$11,298
4/30/19	$11,036	$10,945	$11,096
5/31/19	$11,733	$11,139	$11,822
6/30/19	$11,839	$11,279	$11,980
7/31/19	$11,870	$11,304	$11,999
8/31/19	$13,094	$11,597	$13,259
9/30/19	$12,766	$11,535	$12,928
10/31/19	$12,635	$11,570	$12,817
11/30/19	$12,590	$11,564	$12,751
12/31/19	$12,206	$11,556	$12,395
1/31/20	$13,082	$11,778	$13,244
2/29/20	$13,927	$11,990	$14,131
3/31/20	$14,748	$11,920	$14,986
4/30/20	$14,965	$12,132	$15,290
5/31/20	$14,691	$12,188	$15,004
6/30/20	$14,756	$12,265	$15,024
7/31/20	$15,375	$12,448	$15,658
8/31/20	$14,681	$12,348	$14,983
9/30/20	$14,770	$12,341	$15,041
10/31/20	$14,269	$12,286	$14,588
11/30/20	$14,503	$12,406	$14,763
12/31/20	$14,350	$12,424	$14,590
1/31/21	$13,922	$12,334	$14,063
2/28/21	$13,183	$12,156	$13,280
3/31/21	$12,495	$12,005	$12,618
4/30/21	$12,799	$12,099	$12,912
5/31/21	$12,797	$12,139	$12,970
6/30/21	$13,296	$12,224	$13,434
7/31/21	$13,762	$12,361	$13,924
8/31/21	$13,730	$12,337	$13,894
9/30/21	$13,348	$12,231	$13,497
10/31/21	$13,584	$12,227	$13,748
11/30/21	$13,941	$12,263	$14,112
12/31/21	$13,684	$12,232	$13,912
1/31/22	$13,205	$11,968	$13,336
2/28/22	$13,018	$11,835	$13,141
3/31/22	$12,382	$11,506	$12,439
4/30/22	$11,328	$11,069	$11,333
5/31/22	$11,104	$11,141	$11,119
6/30/22	$10,926	$10,966	$10,955
7/31/22	$11,228	$11,234	$11,247
8/31/22	$10,717	$10,917	$10,749
9/30/22	$9,859	$10,445	$9,900
10/31/22	$9,305	$10,310	$9,351
11/30/22	$9,980	$10,689	$10,012
12/31/22	$9,748	$10,641	$9,842
1/31/23	$10,439	$10,968	$10,473
2/28/23	$9,959	$10,684	$9,976
3/31/23	$10,432	$10,956	$10,449
4/30/23	$10,489	$11,022	$10,503
5/31/23	$10,197	$10,902	$10,210
6/30/23	$10,221	$10,863	$10,208
7/31/23	$10,000	$10,856	$9,987
8/31/23	$9,732	$10,786	$9,708
9/30/23	$9,020	$10,512	$9,000
10/31/23	$8,573	$10,346	$8,556
11/30/23	$9,368	$10,815	$9,339
12/31/23	$10,151	$11,229	$10,143
1/31/24	$9,977	$11,198	$9,920
2/29/24	$9,754	$11,040	$9,694
3/31/24	$9,882	$11,142	$9,813
4/30/24	$9,290	$10,860	$9,215
5/31/24	$9,563	$11,044	$9,478
6/30/24	$9,701	$11,149	$9,635
7/31/24	$10,060	$11,409	$9,979
8/31/24	$10,255	$11,573	$10,182
9/30/24	$10,459	$11,728	$10,388
10/31/24	$9,910	$11,437	$9,848
11/30/24	$10,106	$11,558	$10,026
12/31/24	$9,555	$11,369	$9,493
1/31/25	$9,635	$11,430	$9,532
2/28/25	$10,147	$11,681	$10,026
3/31/25	$10,057	$11,685	$9,937
4/30/25	$9,940	$11,731	$9,829
5/31/25	$9,664	$11,647	$9,546
6/30/25	$9,904	$11,826	$9,785
7/31/25	$9,826	$11,795	$9,697
8/31/25	$9,882	$11,936	$9,728
9/30/25	$10,178	$12,067	$10,028
10/31/25	$10,330	$12,142	$10,157
11/30/25	$10,371	$12,217	$10,200
12/31/25	$10,158	$12,199	$10,024

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 461,086,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 999,000
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026502
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,018	$10,138	$10,061
2/29/16	$9,968	$10,210	$10,072
3/31/16	$10,041	$10,303	$10,090
4/30/16	$10,072	$10,343	$10,094
5/31/16	$10,079	$10,345	$10,083
6/30/16	$10,096	$10,531	$10,143
7/31/16	$10,103	$10,598	$10,138
8/31/16	$10,117	$10,586	$10,121
9/30/16	$10,150	$10,580	$10,132
10/31/16	$10,151	$10,499	$10,126
11/30/16	$10,088	$10,250	$10,085
12/31/16	$10,141	$10,265	$10,088
1/31/17	$10,150	$10,285	$10,101
2/28/17	$10,172	$10,354	$10,112
3/31/17	$10,168	$10,349	$10,115
4/30/17	$10,192	$10,428	$10,129
5/31/17	$10,203	$10,509	$10,141
6/30/17	$10,205	$10,498	$10,132
7/31/17	$10,244	$10,543	$10,154
8/31/17	$10,285	$10,638	$10,173
9/30/17	$10,287	$10,587	$10,157
10/31/17	$10,277	$10,593	$10,150
11/30/17	$10,267	$10,580	$10,130
12/31/17	$10,277	$10,628	$10,131
1/31/18	$10,257	$10,506	$10,102
2/28/18	$10,247	$10,406	$10,098
3/31/18	$10,260	$10,473	$10,118
4/30/18	$10,223	$10,395	$10,102
5/31/18	$10,240	$10,469	$10,139
6/30/18	$10,235	$10,456	$10,140
7/31/18	$10,262	$10,459	$10,140
8/31/18	$10,250	$10,526	$10,172
9/30/18	$10,266	$10,458	$10,160
10/31/18	$10,273	$10,376	$10,176
11/30/18	$10,286	$10,438	$10,211
12/31/18	$10,312	$10,630	$10,291
1/31/19	$10,377	$10,742	$10,319
2/28/19	$10,410	$10,736	$10,330
3/31/19	$10,446	$10,942	$10,393
4/30/19	$10,472	$10,945	$10,414
5/31/19	$10,555	$11,139	$10,488
6/30/19	$10,605	$11,279	$10,542
7/31/19	$10,589	$11,304	$10,530
8/31/19	$10,695	$11,597	$10,615
9/30/19	$10,706	$11,535	$10,603
10/31/19	$10,726	$11,570	$10,638
11/30/19	$10,705	$11,564	$10,634
12/31/19	$10,728	$11,556	$10,657
1/31/20	$10,819	$11,778	$10,715
2/29/20	$10,865	$11,990	$10,808
3/31/20	$10,728	$11,920	$10,956
4/30/20	$10,837	$12,132	$10,961
5/31/20	$10,902	$12,188	$10,968
6/30/20	$10,954	$12,265	$10,971
7/31/20	$10,973	$12,448	$10,982
8/31/20	$11,011	$12,348	$10,979
9/30/20	$11,008	$12,341	$10,982
10/31/20	$11,005	$12,286	$10,978
11/30/20	$11,032	$12,406	$10,983
12/31/20	$11,048	$12,424	$10,988
1/31/21	$11,063	$12,334	$10,989
2/28/21	$11,057	$12,156	$10,981
3/31/21	$11,039	$12,005	$10,983
4/30/21	$11,054	$12,099	$10,988
5/31/21	$11,068	$12,139	$10,996
6/30/21	$11,030	$12,224	$10,979
7/31/21	$11,044	$12,361	$10,997
8/31/21	$11,039	$12,337	$10,996
9/30/21	$11,045	$12,231	$10,985
10/31/21	$10,987	$12,227	$10,952
11/30/21	$10,961	$12,263	$10,954
12/31/21	$10,946	$12,232	$10,927
1/31/22	$10,855	$11,968	$10,855
2/28/22	$10,787	$11,835	$10,815
3/31/22	$10,590	$11,506	$10,671
4/30/22	$10,492	$11,069	$10,620
5/31/22	$10,556	$11,141	$10,679
6/30/22	$10,417	$10,966	$10,617
7/31/22	$10,461	$11,234	$10,653
8/31/22	$10,402	$10,917	$10,576
9/30/22	$10,260	$10,445	$10,451
10/31/22	$10,193	$10,310	$10,441
11/30/22	$10,282	$10,689	$10,507
12/31/22	$10,318	$10,641	$10,528
1/31/23	$10,431	$10,968	$10,600
2/28/23	$10,338	$10,684	$10,524
3/31/23	$10,478	$10,956	$10,692
4/30/23	$10,507	$11,022	$10,719
5/31/23	$10,473	$10,902	$10,682
6/30/23	$10,416	$10,863	$10,630
7/31/23	$10,478	$10,856	$10,668
8/31/23	$10,534	$10,786	$10,710
9/30/23	$10,525	$10,512	$10,709
10/31/23	$10,557	$10,346	$10,745
11/30/23	$10,694	$10,815	$10,854
12/31/23	$10,831	$11,229	$10,976
1/31/24	$10,887	$11,198	$11,018
2/29/24	$10,852	$11,040	$10,973
3/31/24	$10,889	$11,142	$11,009
4/30/24	$10,846	$10,860	$10,973
5/31/24	$10,930	$11,044	$11,048
6/30/24	$10,988	$11,149	$11,112
7/31/24	$11,119	$11,409	$11,239
8/31/24	$11,216	$11,573	$11,340
9/30/24	$11,321	$11,728	$11,431
10/31/24	$11,242	$11,437	$11,364
11/30/24	$11,292	$11,558	$11,398
12/31/24	$11,318	$11,369	$11,424
1/31/25	$11,390	$11,430	$11,474
2/28/25	$11,473	$11,681	$11,552
3/31/25	$11,510	$11,685	$11,606
4/30/25	$11,584	$11,731	$11,698
5/31/25	$11,564	$11,647	$11,673
6/30/25	$11,648	$11,826	$11,743
7/31/25	$11,650	$11,795	$11,737
8/31/25	$11,763	$11,936	$11,838
9/30/25	$11,800	$12,067	$11,874
10/31/25	$11,842	$12,142	$11,914
11/30/25	$11,890	$12,217	$11,968
12/31/25	$11,943	$12,199	$12,007

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,331,005,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 3,374,000
InvestmentCompanyPortfolioTurnover	384.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030990
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,017	$10,138	$10,061
2/29/16	$9,967	$10,210	$10,072
3/31/16	$10,039	$10,303	$10,090
4/30/16	$10,069	$10,343	$10,094
5/31/16	$10,075	$10,345	$10,083
6/30/16	$10,091	$10,531	$10,143
7/31/16	$10,097	$10,598	$10,138
8/31/16	$10,110	$10,586	$10,121
9/30/16	$10,143	$10,580	$10,132
10/31/16	$10,143	$10,499	$10,126
11/30/16	$10,079	$10,250	$10,085
12/31/16	$10,130	$10,265	$10,088
1/31/17	$10,139	$10,285	$10,101
2/28/17	$10,160	$10,354	$10,112
3/31/17	$10,156	$10,349	$10,115
4/30/17	$10,178	$10,428	$10,129
5/31/17	$10,189	$10,509	$10,141
6/30/17	$10,190	$10,498	$10,132
7/31/17	$10,228	$10,543	$10,154
8/31/17	$10,268	$10,638	$10,173
9/30/17	$10,269	$10,587	$10,157
10/31/17	$10,258	$10,593	$10,150
11/30/17	$10,248	$10,580	$10,130
12/31/17	$10,257	$10,628	$10,131
1/31/18	$10,235	$10,506	$10,102
2/28/18	$10,225	$10,406	$10,098
3/31/18	$10,237	$10,473	$10,118
4/30/18	$10,200	$10,395	$10,102
5/31/18	$10,215	$10,469	$10,139
6/30/18	$10,210	$10,456	$10,140
7/31/18	$10,236	$10,459	$10,140
8/31/18	$10,222	$10,526	$10,172
9/30/18	$10,238	$10,458	$10,160
10/31/18	$10,244	$10,376	$10,176
11/30/18	$10,256	$10,438	$10,211
12/31/18	$10,282	$10,630	$10,291
1/31/19	$10,345	$10,742	$10,319
2/28/19	$10,378	$10,736	$10,330
3/31/19	$10,412	$10,942	$10,393
4/30/19	$10,438	$10,945	$10,414
5/31/19	$10,519	$11,139	$10,488
6/30/19	$10,568	$11,279	$10,542
7/31/19	$10,552	$11,304	$10,530
8/31/19	$10,656	$11,597	$10,615
9/30/19	$10,667	$11,535	$10,603
10/31/19	$10,685	$11,570	$10,638
11/30/19	$10,663	$11,564	$10,634
12/31/19	$10,685	$11,556	$10,657
1/31/20	$10,775	$11,778	$10,715
2/29/20	$10,820	$11,990	$10,808
3/31/20	$10,683	$11,920	$10,956
4/30/20	$10,791	$12,132	$10,961
5/31/20	$10,854	$12,188	$10,968
6/30/20	$10,905	$12,265	$10,971
7/31/20	$10,923	$12,448	$10,982
8/31/20	$10,960	$12,348	$10,979
9/30/20	$10,956	$12,341	$10,982
10/31/20	$10,952	$12,286	$10,978
11/30/20	$10,978	$12,406	$10,983
12/31/20	$10,993	$12,424	$10,988
1/31/21	$11,007	$12,334	$10,989
2/28/21	$11,000	$12,156	$10,981
3/31/21	$10,982	$12,005	$10,983
4/30/21	$10,996	$12,099	$10,988
5/31/21	$11,009	$12,139	$10,996
6/30/21	$10,969	$12,224	$10,979
7/31/21	$10,983	$12,361	$10,997
8/31/21	$10,976	$12,337	$10,996
9/30/21	$10,982	$12,231	$10,985
10/31/21	$10,923	$12,227	$10,952
11/30/21	$10,896	$12,263	$10,954
12/31/21	$10,881	$12,232	$10,927
1/31/22	$10,790	$11,968	$10,855
2/28/22	$10,721	$11,835	$10,815
3/31/22	$10,524	$11,506	$10,671
4/30/22	$10,426	$11,069	$10,620
5/31/22	$10,489	$11,141	$10,679
6/30/22	$10,349	$10,966	$10,617
7/31/22	$10,393	$11,234	$10,653
8/31/22	$10,333	$10,917	$10,576
9/30/22	$10,191	$10,445	$10,451
10/31/22	$10,124	$10,310	$10,441
11/30/22	$10,211	$10,689	$10,507
12/31/22	$10,246	$10,641	$10,528
1/31/23	$10,358	$10,968	$10,600
2/28/23	$10,264	$10,684	$10,524
3/31/23	$10,402	$10,956	$10,692
4/30/23	$10,430	$11,022	$10,719
5/31/23	$10,395	$10,902	$10,682
6/30/23	$10,339	$10,863	$10,630
7/31/23	$10,399	$10,856	$10,668
8/31/23	$10,453	$10,786	$10,710
9/30/23	$10,443	$10,512	$10,709
10/31/23	$10,475	$10,346	$10,745
11/30/23	$10,610	$10,815	$10,854
12/31/23	$10,744	$11,229	$10,976
1/31/24	$10,799	$11,198	$11,018
2/29/24	$10,764	$11,040	$10,973
3/31/24	$10,800	$11,142	$11,009
4/30/24	$10,756	$10,860	$10,973
5/31/24	$10,839	$11,044	$11,048
6/30/24	$10,895	$11,149	$11,112
7/31/24	$11,024	$11,409	$11,239
8/31/24	$11,119	$11,573	$11,340
9/30/24	$11,223	$11,728	$11,431
10/31/24	$11,144	$11,437	$11,364
11/30/24	$11,192	$11,558	$11,398
12/31/24	$11,216	$11,369	$11,424
1/31/25	$11,288	$11,430	$11,474
2/28/25	$11,368	$11,681	$11,552
3/31/25	$11,404	$11,685	$11,606
4/30/25	$11,477	$11,731	$11,698
5/31/25	$11,456	$11,647	$11,673
6/30/25	$11,538	$11,826	$11,743
7/31/25	$11,539	$11,795	$11,737
8/31/25	$11,650	$11,936	$11,838
9/30/25	$11,686	$12,067	$11,874
10/31/25	$11,726	$12,142	$11,914
11/30/25	$11,773	$12,217	$11,968
12/31/25	$11,824	$12,199	$12,007

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,331,005,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 3,374,000
InvestmentCompanyPortfolioTurnover	384.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026503
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,019	$10,138	$10,061
2/29/16	$9,971	$10,210	$10,072
3/31/16	$10,045	$10,303	$10,090
4/30/16	$10,077	$10,343	$10,094
5/31/16	$10,085	$10,345	$10,083
6/30/16	$10,103	$10,531	$10,143
7/31/16	$10,111	$10,598	$10,138
8/31/16	$10,127	$10,586	$10,121
9/30/16	$10,162	$10,580	$10,132
10/31/16	$10,164	$10,499	$10,126
11/30/16	$10,102	$10,250	$10,085
12/31/16	$10,156	$10,265	$10,088
1/31/17	$10,166	$10,285	$10,101
2/28/17	$10,190	$10,354	$10,112
3/31/17	$10,187	$10,349	$10,115
4/30/17	$10,212	$10,428	$10,129
5/31/17	$10,225	$10,509	$10,141
6/30/17	$10,228	$10,498	$10,132
7/31/17	$10,269	$10,543	$10,154
8/31/17	$10,311	$10,638	$10,173
9/30/17	$10,314	$10,587	$10,157
10/31/17	$10,305	$10,593	$10,150
11/30/17	$10,297	$10,580	$10,130
12/31/17	$10,308	$10,628	$10,131
1/31/18	$10,289	$10,506	$10,102
2/28/18	$10,280	$10,406	$10,098
3/31/18	$10,294	$10,473	$10,118
4/30/18	$10,259	$10,395	$10,102
5/31/18	$10,277	$10,469	$10,139
6/30/18	$10,274	$10,456	$10,140
7/31/18	$10,302	$10,459	$10,140
8/31/18	$10,291	$10,526	$10,172
9/30/18	$10,308	$10,458	$10,160
10/31/18	$10,317	$10,376	$10,176
11/30/18	$10,331	$10,438	$10,211
12/31/18	$10,359	$10,630	$10,291
1/31/19	$10,425	$10,742	$10,319
2/28/19	$10,460	$10,736	$10,330
3/31/19	$10,497	$10,942	$10,393
4/30/19	$10,525	$10,945	$10,414
5/31/19	$10,609	$11,139	$10,488
6/30/19	$10,661	$11,279	$10,542
7/31/19	$10,646	$11,304	$10,530
8/31/19	$10,754	$11,597	$10,615
9/30/19	$10,767	$11,535	$10,603
10/31/19	$10,788	$11,570	$10,638
11/30/19	$10,768	$11,564	$10,634
12/31/19	$10,792	$11,556	$10,657
1/31/20	$10,885	$11,778	$10,715
2/29/20	$10,933	$11,990	$10,808
3/31/20	$10,796	$11,920	$10,956
4/30/20	$10,908	$12,132	$10,961
5/31/20	$10,974	$12,188	$10,968
6/30/20	$11,028	$12,265	$10,971
7/31/20	$11,048	$12,448	$10,982
8/31/20	$11,089	$12,348	$10,979
9/30/20	$11,087	$12,341	$10,982
10/31/20	$11,085	$12,286	$10,978
11/30/20	$11,113	$12,406	$10,983
12/31/20	$11,131	$12,424	$10,988
1/31/21	$11,148	$12,334	$10,989
2/28/21	$11,142	$12,156	$10,981
3/31/21	$11,126	$12,005	$10,983
4/30/21	$11,143	$12,099	$10,988
5/31/21	$11,158	$12,139	$10,996
6/30/21	$11,121	$12,224	$10,979
7/31/21	$11,137	$12,361	$10,997
8/31/21	$11,132	$12,337	$10,996
9/30/21	$11,140	$12,231	$10,985
10/31/21	$11,083	$12,227	$10,952
11/30/21	$11,058	$12,263	$10,954
12/31/21	$11,045	$12,232	$10,927
1/31/22	$10,955	$11,968	$10,855
2/28/22	$10,886	$11,835	$10,815
3/31/22	$10,689	$11,506	$10,671
4/30/22	$10,592	$11,069	$10,620
5/31/22	$10,658	$11,141	$10,679
6/30/22	$10,518	$10,966	$10,617
7/31/22	$10,565	$11,234	$10,653
8/31/22	$10,507	$10,917	$10,576
9/30/22	$10,364	$10,445	$10,451
10/31/22	$10,298	$10,310	$10,441
11/30/22	$10,389	$10,689	$10,507
12/31/22	$10,426	$10,641	$10,528
1/31/23	$10,542	$10,968	$10,600
2/28/23	$10,449	$10,684	$10,524
3/31/23	$10,592	$10,956	$10,692
4/30/23	$10,622	$11,022	$10,719
5/31/23	$10,590	$10,902	$10,682
6/30/23	$10,534	$10,863	$10,630
7/31/23	$10,598	$10,856	$10,668
8/31/23	$10,655	$10,786	$10,710
9/30/23	$10,647	$10,512	$10,709
10/31/23	$10,682	$10,346	$10,745
11/30/23	$10,821	$10,815	$10,854
12/31/23	$10,961	$11,229	$10,976
1/31/24	$11,019	$11,198	$11,018
2/29/24	$10,986	$11,040	$10,973
3/31/24	$11,024	$11,142	$11,009
4/30/24	$10,982	$10,860	$10,973
5/31/24	$11,069	$11,044	$11,048
6/30/24	$11,129	$11,149	$11,112
7/31/24	$11,263	$11,409	$11,239
8/31/24	$11,362	$11,573	$11,340
9/30/24	$11,470	$11,728	$11,431
10/31/24	$11,392	$11,437	$11,364
11/30/24	$11,444	$11,558	$11,398
12/31/24	$11,471	$11,369	$11,424
1/31/25	$11,546	$11,430	$11,474
2/28/25	$11,631	$11,681	$11,552
3/31/25	$11,670	$11,685	$11,606
4/30/25	$11,747	$11,731	$11,698
5/31/25	$11,728	$11,647	$11,673
6/30/25	$11,814	$11,826	$11,743
7/31/25	$11,818	$11,795	$11,737
8/31/25	$11,934	$11,936	$11,838
9/30/25	$11,974	$12,067	$11,874
10/31/25	$12,018	$12,142	$11,914
11/30/25	$12,068	$12,217	$11,968
12/31/25	$12,123	$12,199	$12,007

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,331,005,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 3,374,000
InvestmentCompanyPortfolioTurnover	384.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026482
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$144	1.39%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,118	$10,138	$10,148
2/29/16	$10,161	$10,210	$10,261
3/31/16	$10,422	$10,303	$10,446
4/30/16	$10,474	$10,343	$10,482
5/31/16	$10,387	$10,345	$10,408
6/30/16	$10,614	$10,531	$10,624
7/31/16	$10,704	$10,598	$10,716
8/31/16	$10,667	$10,586	$10,668
9/30/16	$10,763	$10,580	$10,727
10/31/16	$10,723	$10,499	$10,684
11/30/16	$10,520	$10,250	$10,479
12/31/16	$10,519	$10,265	$10,468
1/31/17	$10,632	$10,285	$10,556
2/28/17	$10,684	$10,354	$10,606
3/31/17	$10,706	$10,349	$10,600
4/30/17	$10,756	$10,428	$10,663
5/31/17	$10,753	$10,509	$10,659
6/30/17	$10,659	$10,498	$10,557
7/31/17	$10,714	$10,543	$10,605
8/31/17	$10,813	$10,638	$10,717
9/30/17	$10,762	$10,587	$10,649
10/31/17	$10,792	$10,593	$10,671
11/30/17	$10,805	$10,580	$10,685
12/31/17	$10,904	$10,628	$10,783
1/31/18	$10,817	$10,506	$10,691
2/28/18	$10,712	$10,406	$10,587
3/31/18	$10,795	$10,473	$10,698
4/30/18	$10,797	$10,395	$10,692
5/31/18	$10,805	$10,469	$10,737
6/30/18	$10,866	$10,456	$10,780
7/31/18	$10,837	$10,459	$10,729
8/31/18	$10,874	$10,526	$10,806
9/30/18	$10,785	$10,458	$10,692
10/31/18	$10,604	$10,376	$10,539
11/30/18	$10,636	$10,438	$10,589
12/31/18	$10,663	$10,630	$10,647
1/31/19	$10,853	$10,742	$10,790
2/28/19	$10,845	$10,736	$10,789
3/31/19	$11,044	$10,942	$10,987
4/30/19	$11,081	$10,945	$11,024
5/31/19	$11,267	$11,139	$11,206
6/30/19	$11,339	$11,279	$11,302
7/31/19	$11,372	$11,304	$11,342
8/31/19	$11,577	$11,597	$11,612
9/30/19	$11,464	$11,535	$11,454
10/31/19	$11,467	$11,570	$11,483
11/30/19	$11,502	$11,564	$11,501
12/31/19	$11,563	$11,556	$11,544
1/31/20	$11,822	$11,778	$11,787
2/29/20	$11,914	$11,990	$11,950
3/31/20	$11,634	$11,920	$11,740
4/30/20	$12,005	$12,132	$12,066
5/31/20	$12,079	$12,188	$12,103
6/30/20	$12,249	$12,265	$12,238
7/31/20	$12,564	$12,448	$12,519
8/31/20	$12,704	$12,348	$12,656
9/30/20	$12,657	$12,341	$12,609
10/31/20	$12,582	$12,286	$12,528
11/30/20	$12,745	$12,406	$12,668
12/31/20	$12,917	$12,424	$12,813
1/31/21	$12,983	$12,334	$12,856
2/28/21	$12,753	$12,156	$12,649
3/31/21	$12,736	$12,005	$12,625
4/30/21	$12,929	$12,099	$12,801
5/31/21	$13,088	$12,139	$12,956
6/30/21	$13,147	$12,224	$13,035
7/31/21	$13,481	$12,361	$13,382
8/31/21	$13,453	$12,337	$13,359
9/30/21	$13,352	$12,231	$13,263
10/31/21	$13,452	$12,227	$13,414
11/30/21	$13,571	$12,263	$13,534
12/31/21	$13,639	$12,232	$13,577
1/31/22	$13,328	$11,968	$13,302
2/28/22	$13,440	$11,835	$13,416
3/31/22	$13,233	$11,506	$13,166
4/30/22	$12,957	$11,069	$12,897
5/31/22	$12,816	$11,141	$12,769
6/30/22	$12,375	$10,966	$12,365
7/31/22	$12,932	$11,234	$12,903
8/31/22	$12,591	$10,917	$12,560
9/30/22	$11,735	$10,445	$11,729
10/31/22	$11,902	$10,310	$11,875
11/30/22	$12,113	$10,689	$12,092
12/31/22	$12,015	$10,641	$11,968
1/31/23	$12,235	$10,968	$12,188
2/28/23	$12,059	$10,684	$12,020
3/31/23	$12,382	$10,956	$12,368
4/30/23	$12,395	$11,022	$12,381
5/31/23	$12,231	$10,902	$12,233
6/30/23	$12,206	$10,863	$12,192
7/31/23	$12,236	$10,856	$12,207
8/31/23	$12,133	$10,786	$12,098
9/30/23	$11,922	$10,512	$11,875
10/31/23	$11,822	$10,346	$11,789
11/30/23	$12,153	$10,815	$12,109
12/31/23	$12,456	$11,229	$12,435
1/31/24	$12,512	$11,198	$12,457
2/29/24	$12,384	$11,040	$12,323
3/31/24	$12,475	$11,142	$12,424
4/30/24	$12,275	$10,860	$12,215
5/31/24	$12,490	$11,044	$12,424
6/30/24	$12,580	$11,149	$12,522
7/31/24	$12,828	$11,409	$12,745
8/31/24	$12,936	$11,573	$12,845
9/30/24	$13,127	$11,728	$13,038
10/31/24	$12,853	$11,437	$12,804
11/30/24	$12,937	$11,558	$12,866
12/31/24	$12,722	$11,369	$12,663
1/31/25	$12,911	$11,430	$12,827
2/28/25	$13,214	$11,681	$13,106
3/31/25	$13,317	$11,685	$13,190
4/30/25	$13,299	$11,731	$13,206
5/31/25	$13,221	$11,647	$13,128
6/30/25	$13,376	$11,826	$13,254
7/31/25	$13,398	$11,795	$13,270
8/31/25	$13,639	$11,936	$13,474
9/30/25	$13,694	$12,067	$13,532
10/31/25	$13,760	$12,142	$13,580
11/30/25	$13,795	$12,217	$13,605
12/31/25	$13,720	$12,199	$13,550

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,399,321,000
Holdings Count | Holding	713
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030983
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,117	$10,138	$10,148
2/29/16	$10,159	$10,210	$10,261
3/31/16	$10,419	$10,303	$10,446
4/30/16	$10,471	$10,343	$10,482
5/31/16	$10,382	$10,345	$10,408
6/30/16	$10,609	$10,531	$10,624
7/31/16	$10,698	$10,598	$10,716
8/31/16	$10,660	$10,586	$10,668
9/30/16	$10,755	$10,580	$10,727
10/31/16	$10,714	$10,499	$10,684
11/30/16	$10,510	$10,250	$10,479
12/31/16	$10,509	$10,265	$10,468
1/31/17	$10,621	$10,285	$10,556
2/28/17	$10,672	$10,354	$10,606
3/31/17	$10,693	$10,349	$10,600
4/30/17	$10,742	$10,428	$10,663
5/31/17	$10,738	$10,509	$10,659
6/30/17	$10,643	$10,498	$10,557
7/31/17	$10,697	$10,543	$10,605
8/31/17	$10,795	$10,638	$10,717
9/30/17	$10,743	$10,587	$10,649
10/31/17	$10,772	$10,593	$10,671
11/30/17	$10,784	$10,580	$10,685
12/31/17	$10,882	$10,628	$10,783
1/31/18	$10,795	$10,506	$10,691
2/28/18	$10,689	$10,406	$10,587
3/31/18	$10,771	$10,473	$10,698
4/30/18	$10,772	$10,395	$10,692
5/31/18	$10,779	$10,469	$10,737
6/30/18	$10,839	$10,456	$10,780
7/31/18	$10,810	$10,459	$10,729
8/31/18	$10,845	$10,526	$10,806
9/30/18	$10,756	$10,458	$10,692
10/31/18	$10,574	$10,376	$10,539
11/30/18	$10,606	$10,438	$10,589
12/31/18	$10,631	$10,630	$10,647
1/31/19	$10,820	$10,742	$10,790
2/28/19	$10,811	$10,736	$10,789
3/31/19	$11,008	$10,942	$10,987
4/30/19	$11,044	$10,945	$11,024
5/31/19	$11,229	$11,139	$11,206
6/30/19	$11,300	$11,279	$11,302
7/31/19	$11,332	$11,304	$11,342
8/31/19	$11,534	$11,597	$11,612
9/30/19	$11,422	$11,535	$11,454
10/31/19	$11,423	$11,570	$11,483
11/30/19	$11,457	$11,564	$11,501
12/31/19	$11,517	$11,556	$11,544
1/31/20	$11,774	$11,778	$11,787
2/29/20	$11,865	$11,990	$11,950
3/31/20	$11,585	$11,920	$11,740
4/30/20	$11,953	$12,132	$12,066
5/31/20	$12,026	$12,188	$12,103
6/30/20	$12,195	$12,265	$12,238
7/31/20	$12,507	$12,448	$12,519
8/31/20	$12,645	$12,348	$12,656
9/30/20	$12,597	$12,341	$12,609
10/31/20	$12,522	$12,286	$12,528
11/30/20	$12,683	$12,406	$12,668
12/31/20	$12,853	$12,424	$12,813
1/31/21	$12,917	$12,334	$12,856
2/28/21	$12,687	$12,156	$12,649
3/31/21	$12,670	$12,005	$12,625
4/30/21	$12,861	$12,099	$12,801
5/31/21	$13,017	$12,139	$12,956
6/30/21	$13,076	$12,224	$13,035
7/31/21	$13,406	$12,361	$13,382
8/31/21	$13,378	$12,337	$13,359
9/30/21	$13,276	$12,231	$13,263
10/31/21	$13,374	$12,227	$13,414
11/30/21	$13,491	$12,263	$13,534
12/31/21	$13,557	$12,232	$13,577
1/31/22	$13,248	$11,968	$13,302
2/28/22	$13,358	$11,835	$13,416
3/31/22	$13,151	$11,506	$13,166
4/30/22	$12,876	$11,069	$12,897
5/31/22	$12,734	$11,141	$12,769
6/30/22	$12,296	$10,966	$12,365
7/31/22	$12,848	$11,234	$12,903
8/31/22	$12,507	$10,917	$12,560
9/30/22	$11,657	$10,445	$11,729
10/31/22	$11,822	$10,310	$11,875
11/30/22	$12,030	$10,689	$12,092
12/31/22	$11,932	$10,641	$11,968
1/31/23	$12,149	$10,968	$12,188
2/28/23	$11,973	$10,684	$12,020
3/31/23	$12,293	$10,956	$12,368
4/30/23	$12,305	$11,022	$12,381
5/31/23	$12,141	$10,902	$12,233
6/30/23	$12,115	$10,863	$12,192
7/31/23	$12,144	$10,856	$12,207
8/31/23	$12,041	$10,786	$12,098
9/30/23	$11,830	$10,512	$11,875
10/31/23	$11,730	$10,346	$11,789
11/30/23	$12,058	$10,815	$12,109
12/31/23	$12,357	$11,229	$12,435
1/31/24	$12,412	$11,198	$12,457
2/29/24	$12,284	$11,040	$12,323
3/31/24	$12,373	$11,142	$12,424
4/30/24	$12,174	$10,860	$12,215
5/31/24	$12,386	$11,044	$12,424
6/30/24	$12,474	$11,149	$12,522
7/31/24	$12,719	$11,409	$12,745
8/31/24	$12,825	$11,573	$12,845
9/30/24	$13,014	$11,728	$13,038
10/31/24	$12,740	$11,437	$12,804
11/30/24	$12,823	$11,558	$12,866
12/31/24	$12,608	$11,369	$12,663
1/31/25	$12,795	$11,430	$12,827
2/28/25	$13,094	$11,681	$13,106
3/31/25	$13,195	$11,685	$13,190
4/30/25	$13,177	$11,731	$13,206
5/31/25	$13,098	$11,647	$13,128
6/30/25	$13,251	$11,826	$13,254
7/31/25	$13,271	$11,795	$13,270
8/31/25	$13,508	$11,936	$13,474
9/30/25	$13,562	$12,067	$13,532
10/31/25	$13,626	$12,142	$13,580
11/30/25	$13,659	$12,217	$13,605
12/31/25	$13,584	$12,199	$13,550

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,399,321,000
Holdings Count | Holding	713
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026483
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,119	$10,138	$10,148
2/29/16	$10,163	$10,210	$10,261
3/31/16	$10,425	$10,303	$10,446
4/30/16	$10,479	$10,343	$10,482
5/31/16	$10,393	$10,345	$10,408
6/30/16	$10,622	$10,531	$10,624
7/31/16	$10,713	$10,598	$10,716
8/31/16	$10,677	$10,586	$10,668
9/30/16	$10,775	$10,580	$10,727
10/31/16	$10,736	$10,499	$10,684
11/30/16	$10,534	$10,250	$10,479
12/31/16	$10,535	$10,265	$10,468
1/31/17	$10,649	$10,285	$10,556
2/28/17	$10,703	$10,354	$10,606
3/31/17	$10,726	$10,349	$10,600
4/30/17	$10,777	$10,428	$10,663
5/31/17	$10,775	$10,509	$10,659
6/30/17	$10,683	$10,498	$10,557
7/31/17	$10,739	$10,543	$10,605
8/31/17	$10,840	$10,638	$10,717
9/30/17	$10,790	$10,587	$10,649
10/31/17	$10,821	$10,593	$10,671
11/30/17	$10,836	$10,580	$10,685
12/31/17	$10,936	$10,628	$10,783
1/31/18	$10,851	$10,506	$10,691
2/28/18	$10,747	$10,406	$10,587
3/31/18	$10,831	$10,473	$10,698
4/30/18	$10,834	$10,395	$10,692
5/31/18	$10,844	$10,469	$10,737
6/30/18	$10,906	$10,456	$10,780
7/31/18	$10,879	$10,459	$10,729
8/31/18	$10,917	$10,526	$10,806
9/30/18	$10,829	$10,458	$10,692
10/31/18	$10,649	$10,376	$10,539
11/30/18	$10,683	$10,438	$10,589
12/31/18	$10,711	$10,630	$10,647
1/31/19	$10,903	$10,742	$10,790
2/28/19	$10,896	$10,736	$10,789
3/31/19	$11,097	$10,942	$10,987
4/30/19	$11,136	$10,945	$11,024
5/31/19	$11,325	$11,139	$11,206
6/30/19	$11,398	$11,279	$11,302
7/31/19	$11,433	$11,304	$11,342
8/31/19	$11,640	$11,597	$11,612
9/30/19	$11,528	$11,535	$11,454
10/31/19	$11,533	$11,570	$11,483
11/30/19	$11,569	$11,564	$11,501
12/31/19	$11,632	$11,556	$11,544
1/31/20	$11,894	$11,778	$11,787
2/29/20	$11,989	$11,990	$11,950
3/31/20	$11,708	$11,920	$11,740
4/30/20	$12,083	$12,132	$12,066
5/31/20	$12,159	$12,188	$12,103
6/30/20	$12,332	$12,265	$12,238
7/31/20	$12,650	$12,448	$12,519
8/31/20	$12,792	$12,348	$12,656
9/30/20	$12,747	$12,341	$12,609
10/31/20	$12,674	$12,286	$12,528
11/30/20	$12,839	$12,406	$12,668
12/31/20	$13,014	$12,424	$12,813
1/31/21	$13,082	$12,334	$12,856
2/28/21	$12,851	$12,156	$12,649
3/31/21	$12,836	$12,005	$12,625
4/30/21	$13,032	$12,099	$12,801
5/31/21	$13,194	$12,139	$12,956
6/30/21	$13,255	$12,224	$13,035
7/31/21	$13,594	$12,361	$13,382
8/31/21	$13,568	$12,337	$13,359
9/30/21	$13,467	$12,231	$13,263
10/31/21	$13,569	$12,227	$13,414
11/30/21	$13,691	$12,263	$13,534
12/31/21	$13,761	$12,232	$13,577
1/31/22	$13,450	$11,968	$13,302
2/28/22	$13,564	$11,835	$13,416
3/31/22	$13,357	$11,506	$13,166
4/30/22	$13,080	$11,069	$12,897
5/31/22	$12,939	$11,141	$12,769
6/30/22	$12,496	$10,966	$12,365
7/31/22	$13,059	$11,234	$12,903
8/31/22	$12,716	$10,917	$12,560
9/30/22	$11,854	$10,445	$11,729
10/31/22	$12,024	$10,310	$11,875
11/30/22	$12,238	$10,689	$12,092
12/31/22	$12,141	$10,641	$11,968
1/31/23	$12,365	$10,968	$12,188
2/28/23	$12,188	$10,684	$12,020
3/31/23	$12,517	$10,956	$12,368
4/30/23	$12,531	$11,022	$12,381
5/31/23	$12,367	$10,902	$12,233
6/30/23	$12,344	$10,863	$12,192
7/31/23	$12,376	$10,856	$12,207
8/31/23	$12,273	$10,786	$12,098
9/30/23	$12,061	$10,512	$11,875
10/31/23	$11,961	$10,346	$11,789
11/30/23	$12,298	$10,815	$12,109
12/31/23	$12,606	$11,229	$12,435
1/31/24	$12,664	$11,198	$12,457
2/29/24	$12,536	$11,040	$12,323
3/31/24	$12,630	$11,142	$12,424
4/30/24	$12,429	$10,860	$12,215
5/31/24	$12,648	$11,044	$12,424
6/30/24	$12,741	$11,149	$12,522
7/31/24	$12,993	$11,409	$12,745
8/31/24	$13,105	$11,573	$12,845
9/30/24	$13,300	$11,728	$13,038
10/31/24	$13,023	$11,437	$12,804
11/30/24	$13,111	$11,558	$12,866
12/31/24	$12,894	$11,369	$12,663
1/31/25	$13,088	$11,430	$12,827
2/28/25	$13,397	$11,681	$13,106
3/31/25	$13,502	$11,685	$13,190
4/30/25	$13,486	$11,731	$13,206
5/31/25	$13,409	$11,647	$13,128
6/30/25	$13,567	$11,826	$13,254
7/31/25	$13,591	$11,795	$13,270
8/31/25	$13,837	$11,936	$13,474
9/30/25	$13,895	$12,067	$13,532
10/31/25	$13,964	$12,142	$13,580
11/30/25	$14,000	$12,217	$13,605
12/31/25	$13,926	$12,199	$13,550

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,399,321,000
Holdings Count | Holding	713
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026484
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,961	$10,138	$10,001
2/29/16	$9,932	$10,210	$10,003
3/31/16	$9,973	$10,303	$10,005
4/30/16	$10,025	$10,343	$10,008
5/31/16	$10,087	$10,345	$10,010
6/30/16	$10,063	$10,531	$10,012
7/31/16	$10,098	$10,598	$10,014
8/31/16	$10,142	$10,586	$10,016
9/30/16	$10,155	$10,580	$10,019
10/31/16	$10,198	$10,499	$10,021
11/30/16	$10,223	$10,250	$10,024
12/31/16	$10,237	$10,265	$10,027
1/31/17	$10,258	$10,285	$10,031
2/28/17	$10,291	$10,354	$10,035
3/31/17	$10,305	$10,349	$10,039
4/30/17	$10,330	$10,428	$10,044
5/31/17	$10,335	$10,509	$10,050
6/30/17	$10,381	$10,498	$10,058
7/31/17	$10,375	$10,543	$10,066
8/31/17	$10,380	$10,638	$10,075
9/30/17	$10,425	$10,587	$10,083
10/31/17	$10,471	$10,593	$10,092
11/30/17	$10,488	$10,580	$10,101
12/31/17	$10,483	$10,628	$10,111
1/31/18	$10,507	$10,506	$10,123
2/28/18	$10,522	$10,406	$10,133
3/31/18	$10,508	$10,473	$10,147
4/30/18	$10,555	$10,395	$10,160
5/31/18	$10,565	$10,469	$10,176
6/30/18	$10,586	$10,456	$10,191
7/31/18	$10,616	$10,459	$10,207
8/31/18	$10,639	$10,526	$10,225
9/30/18	$10,678	$10,458	$10,242
10/31/18	$10,688	$10,376	$10,261
11/30/18	$10,680	$10,438	$10,279
12/31/18	$10,644	$10,630	$10,300
1/31/19	$10,684	$10,742	$10,321
2/28/19	$10,735	$10,736	$10,340
3/31/19	$10,750	$10,942	$10,361
4/30/19	$10,786	$10,945	$10,382
5/31/19	$10,794	$11,139	$10,404
6/30/19	$10,808	$11,279	$10,425
7/31/19	$10,862	$11,304	$10,446
8/31/19	$10,852	$11,597	$10,466
9/30/19	$10,883	$11,535	$10,483
10/31/19	$10,903	$11,570	$10,501
11/30/19	$10,922	$11,564	$10,517
12/31/19	$10,941	$11,556	$10,532
1/31/20	$11,011	$11,778	$10,546
2/29/20	$11,035	$11,990	$10,559
3/31/20	$10,699	$11,920	$10,573
4/30/20	$10,883	$12,132	$10,581
5/31/20	$10,969	$12,188	$10,586
6/30/20	$11,092	$12,265	$10,587
7/31/20	$11,110	$12,448	$10,588
8/31/20	$11,128	$12,348	$10,589
9/30/20	$11,157	$12,341	$10,590
10/31/20	$11,185	$12,286	$10,591
11/30/20	$11,170	$12,406	$10,592
12/31/20	$11,186	$12,424	$10,593
1/31/21	$11,212	$12,334	$10,594
2/28/21	$11,197	$12,156	$10,594
3/31/21	$11,216	$12,005	$10,595
4/30/21	$11,213	$12,099	$10,595
5/31/21	$11,218	$12,139	$10,595
6/30/21	$11,216	$12,224	$10,596
7/31/21	$11,199	$12,361	$10,596
8/31/21	$11,204	$12,337	$10,596
9/30/21	$11,209	$12,231	$10,597
10/31/21	$11,182	$12,227	$10,597
11/30/21	$11,165	$12,263	$10,597
12/31/21	$11,180	$12,232	$10,598
1/31/22	$11,163	$11,968	$10,598
2/28/22	$11,124	$11,835	$10,599
3/31/22	$11,054	$11,506	$10,601
4/30/22	$11,041	$11,069	$10,604
5/31/22	$11,050	$11,141	$10,609
6/30/22	$11,005	$10,966	$10,616
7/31/22	$10,999	$11,234	$10,627
8/31/22	$11,059	$10,917	$10,643
9/30/22	$11,069	$10,445	$10,664
10/31/22	$11,058	$10,310	$10,690
11/30/22	$11,086	$10,689	$10,721
12/31/22	$11,163	$10,641	$10,757
1/31/23	$11,206	$10,968	$10,797
2/28/23	$11,272	$10,684	$10,834
3/31/23	$11,278	$10,956	$10,878
4/30/23	$11,337	$11,022	$10,921
5/31/23	$11,391	$10,902	$10,967
6/30/23	$11,459	$10,863	$11,014
7/31/23	$11,535	$10,856	$11,064
8/31/23	$11,594	$10,786	$11,116
9/30/23	$11,664	$10,512	$11,166
10/31/23	$11,723	$10,346	$11,218
11/30/23	$11,772	$10,815	$11,270
12/31/23	$11,823	$11,229	$11,323
1/31/24	$11,894	$11,198	$11,375
2/29/24	$11,966	$11,040	$11,425
3/31/24	$12,029	$11,142	$11,478
4/30/24	$12,092	$10,860	$11,529
5/31/24	$12,148	$11,044	$11,583
6/30/24	$12,196	$11,149	$11,635
7/31/24	$12,237	$11,409	$11,689
8/31/24	$12,293	$11,573	$11,743
9/30/24	$12,341	$11,728	$11,795
10/31/24	$12,402	$11,437	$11,845
11/30/24	$12,465	$11,558	$11,893
12/31/24	$12,538	$11,369	$11,939
1/31/25	$12,599	$11,430	$11,985
2/28/25	$12,644	$11,681	$12,026
3/31/25	$12,678	$11,685	$12,071
4/30/25	$12,690	$11,731	$12,114
5/31/25	$12,765	$11,647	$12,159
6/30/25	$12,824	$11,826	$12,203
7/31/25	$12,885	$11,795	$12,248
8/31/25	$12,949	$11,936	$12,294
9/30/25	$12,983	$12,067	$12,338
10/31/25	$13,034	$12,142	$12,382
11/30/25	$13,077	$12,217	$12,423
12/31/25	$13,124	$12,199	$12,464

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 662,769,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 1,584,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000081128
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,960	$10,138	$10,001
2/29/16	$9,931	$10,210	$10,003
3/31/16	$9,971	$10,303	$10,005
4/30/16	$10,019	$10,343	$10,008
5/31/16	$10,080	$10,345	$10,010
6/30/16	$10,055	$10,531	$10,012
7/31/16	$10,088	$10,598	$10,014
8/31/16	$10,131	$10,586	$10,016
9/30/16	$10,143	$10,580	$10,019
10/31/16	$10,186	$10,499	$10,021
11/30/16	$10,210	$10,250	$10,024
12/31/16	$10,223	$10,265	$10,027
1/31/17	$10,243	$10,285	$10,031
2/28/17	$10,275	$10,354	$10,035
3/31/17	$10,288	$10,349	$10,039
4/30/17	$10,312	$10,428	$10,044
5/31/17	$10,316	$10,509	$10,050
6/30/17	$10,361	$10,498	$10,058
7/31/17	$10,354	$10,543	$10,066
8/31/17	$10,359	$10,638	$10,075
9/30/17	$10,403	$10,587	$10,083
10/31/17	$10,447	$10,593	$10,092
11/30/17	$10,464	$10,580	$10,101
12/31/17	$10,458	$10,628	$10,111
1/31/18	$10,481	$10,506	$10,123
2/28/18	$10,495	$10,406	$10,133
3/31/18	$10,480	$10,473	$10,147
4/30/18	$10,527	$10,395	$10,160
5/31/18	$10,536	$10,469	$10,176
6/30/18	$10,555	$10,456	$10,191
7/31/18	$10,584	$10,459	$10,207
8/31/18	$10,606	$10,526	$10,225
9/30/18	$10,644	$10,458	$10,242
10/31/18	$10,654	$10,376	$10,261
11/30/18	$10,645	$10,438	$10,279
12/31/18	$10,607	$10,630	$10,300
1/31/19	$10,647	$10,742	$10,321
2/28/19	$10,697	$10,736	$10,340
3/31/19	$10,711	$10,942	$10,361
4/30/19	$10,746	$10,945	$10,382
5/31/19	$10,753	$11,139	$10,404
6/30/19	$10,765	$11,279	$10,425
7/31/19	$10,819	$11,304	$10,446
8/31/19	$10,808	$11,597	$10,466
9/30/19	$10,838	$11,535	$10,483
10/31/19	$10,857	$11,570	$10,501
11/30/19	$10,875	$11,564	$10,517
12/31/19	$10,893	$11,556	$10,532
1/31/20	$10,961	$11,778	$10,546
2/29/20	$10,985	$11,990	$10,559
3/31/20	$10,649	$11,920	$10,573
4/30/20	$10,832	$12,132	$10,581
5/31/20	$10,917	$12,188	$10,586
6/30/20	$11,038	$12,265	$10,587
7/31/20	$11,055	$12,448	$10,588
8/31/20	$11,072	$12,348	$10,589
9/30/20	$11,100	$12,341	$10,590
10/31/20	$11,127	$12,286	$10,591
11/30/20	$11,110	$12,406	$10,592
12/31/20	$11,126	$12,424	$10,593
1/31/21	$11,151	$12,334	$10,594
2/28/21	$11,135	$12,156	$10,594
3/31/21	$11,153	$12,005	$10,595
4/30/21	$11,148	$12,099	$10,595
5/31/21	$11,153	$12,139	$10,595
6/30/21	$11,150	$12,224	$10,596
7/31/21	$11,132	$12,361	$10,596
8/31/21	$11,136	$12,337	$10,596
9/30/21	$11,141	$12,231	$10,597
10/31/21	$11,112	$12,227	$10,597
11/30/21	$11,094	$12,263	$10,597
12/31/21	$11,109	$12,232	$10,598
1/31/22	$11,091	$11,968	$10,598
2/28/22	$11,052	$11,835	$10,599
3/31/22	$10,981	$11,506	$10,601
4/30/22	$10,967	$11,069	$10,604
5/31/22	$10,975	$11,141	$10,609
6/30/22	$10,929	$10,966	$10,616
7/31/22	$10,922	$11,234	$10,627
8/31/22	$10,981	$10,917	$10,643
9/30/22	$10,990	$10,445	$10,664
10/31/22	$10,978	$10,310	$10,690
11/30/22	$11,005	$10,689	$10,721
12/31/22	$11,081	$10,641	$10,757
1/31/23	$11,122	$10,968	$10,797
2/28/23	$11,187	$10,684	$10,834
3/31/23	$11,192	$10,956	$10,878
4/30/23	$11,250	$11,022	$10,921
5/31/23	$11,302	$10,902	$10,967
6/30/23	$11,369	$10,863	$11,014
7/31/23	$11,444	$10,856	$11,064
8/31/23	$11,501	$10,786	$11,116
9/30/23	$11,570	$10,512	$11,166
10/31/23	$11,627	$10,346	$11,218
11/30/23	$11,674	$10,815	$11,270
12/31/23	$11,724	$11,229	$11,323
1/31/24	$11,793	$11,198	$11,375
2/29/24	$11,864	$11,040	$11,425
3/31/24	$11,925	$11,142	$11,478
4/30/24	$11,987	$10,860	$11,529
5/31/24	$12,041	$11,044	$11,583
6/30/24	$12,088	$11,149	$11,635
7/31/24	$12,128	$11,409	$11,689
8/31/24	$12,182	$11,573	$11,743
9/30/24	$12,228	$11,728	$11,795
10/31/24	$12,288	$11,437	$11,845
11/30/24	$12,349	$11,558	$11,893
12/31/24	$12,421	$11,369	$11,939
1/31/25	$12,480	$11,430	$11,985
2/28/25	$12,524	$11,681	$12,026
3/31/25	$12,556	$11,685	$12,071
4/30/25	$12,567	$11,731	$12,114
5/31/25	$12,640	$11,647	$12,159
6/30/25	$12,698	$11,826	$12,203
7/31/25	$12,758	$11,795	$12,248
8/31/25	$12,819	$11,936	$12,294
9/30/25	$12,852	$12,067	$12,338
10/31/25	$12,902	$12,142	$12,382
11/30/25	$12,943	$12,217	$12,423
12/31/25	$12,988	$12,199	$12,464

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 662,769,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 1,584,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026485
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,962	$10,138	$10,001
2/29/16	$9,934	$10,210	$10,003
3/31/16	$9,977	$10,303	$10,005
4/30/16	$10,030	$10,343	$10,008
5/31/16	$10,093	$10,345	$10,010
6/30/16	$10,070	$10,531	$10,012
7/31/16	$10,106	$10,598	$10,014
8/31/16	$10,152	$10,586	$10,016
9/30/16	$10,166	$10,580	$10,019
10/31/16	$10,211	$10,499	$10,021
11/30/16	$10,237	$10,250	$10,024
12/31/16	$10,252	$10,265	$10,027
1/31/17	$10,274	$10,285	$10,031
2/28/17	$10,309	$10,354	$10,035
3/31/17	$10,324	$10,349	$10,039
4/30/17	$10,350	$10,428	$10,044
5/31/17	$10,357	$10,509	$10,050
6/30/17	$10,404	$10,498	$10,058
7/31/17	$10,399	$10,543	$10,066
8/31/17	$10,406	$10,638	$10,075
9/30/17	$10,452	$10,587	$10,083
10/31/17	$10,499	$10,593	$10,092
11/30/17	$10,518	$10,580	$10,101
12/31/17	$10,514	$10,628	$10,111
1/31/18	$10,540	$10,506	$10,123
2/28/18	$10,556	$10,406	$10,133
3/31/18	$10,543	$10,473	$10,147
4/30/18	$10,592	$10,395	$10,160
5/31/18	$10,603	$10,469	$10,176
6/30/18	$10,626	$10,456	$10,191
7/31/18	$10,657	$10,459	$10,207
8/31/18	$10,681	$10,526	$10,225
9/30/18	$10,722	$10,458	$10,242
10/31/18	$10,733	$10,376	$10,261
11/30/18	$10,727	$10,438	$10,279
12/31/18	$10,691	$10,630	$10,300
1/31/19	$10,734	$10,742	$10,321
2/28/19	$10,786	$10,736	$10,340
3/31/19	$10,802	$10,942	$10,361
4/30/19	$10,840	$10,945	$10,382
5/31/19	$10,849	$11,139	$10,404
6/30/19	$10,864	$11,279	$10,425
7/31/19	$10,920	$11,304	$10,446
8/31/19	$10,912	$11,597	$10,466
9/30/19	$10,944	$11,535	$10,483
10/31/19	$10,965	$11,570	$10,501
11/30/19	$10,986	$11,564	$10,517
12/31/19	$11,007	$11,556	$10,532
1/31/20	$11,078	$11,778	$10,546
2/29/20	$11,104	$11,990	$10,559
3/31/20	$10,767	$11,920	$10,573
4/30/20	$10,954	$12,132	$10,581
5/31/20	$11,042	$12,188	$10,586
6/30/20	$11,167	$12,265	$10,587
7/31/20	$11,186	$12,448	$10,588
8/31/20	$11,206	$12,348	$10,589
9/30/20	$11,236	$12,341	$10,590
10/31/20	$11,266	$12,286	$10,591
11/30/20	$11,252	$12,406	$10,592
12/31/20	$11,271	$12,424	$10,593
1/31/21	$11,298	$12,334	$10,594
2/28/21	$11,284	$12,156	$10,594
3/31/21	$11,304	$12,005	$10,595
4/30/21	$11,302	$12,099	$10,595
5/31/21	$11,309	$12,139	$10,595
6/30/21	$11,308	$12,224	$10,596
7/31/21	$11,293	$12,361	$10,596
8/31/21	$11,299	$12,337	$10,596
9/30/21	$11,306	$12,231	$10,597
10/31/21	$11,280	$12,227	$10,597
11/30/21	$11,264	$12,263	$10,597
12/31/21	$11,281	$12,232	$10,598
1/31/22	$11,265	$11,968	$10,598
2/28/22	$11,227	$11,835	$10,599
3/31/22	$11,158	$11,506	$10,601
4/30/22	$11,146	$11,069	$10,604
5/31/22	$11,157	$11,141	$10,609
6/30/22	$11,112	$10,966	$10,616
7/31/22	$11,107	$11,234	$10,627
8/31/22	$11,170	$10,917	$10,643
9/30/22	$11,181	$10,445	$10,664
10/31/22	$11,172	$10,310	$10,690
11/30/22	$11,201	$10,689	$10,721
12/31/22	$11,281	$10,641	$10,757
1/31/23	$11,325	$10,968	$10,797
2/28/23	$11,394	$10,684	$10,834
3/31/23	$11,401	$10,956	$10,878
4/30/23	$11,462	$11,022	$10,921
5/31/23	$11,518	$10,902	$10,967
6/30/23	$11,588	$10,863	$11,014
7/31/23	$11,667	$10,856	$11,064
8/31/23	$11,727	$10,786	$11,116
9/30/23	$11,800	$10,512	$11,166
10/31/23	$11,861	$10,346	$11,218
11/30/23	$11,912	$10,815	$11,270
12/31/23	$11,965	$11,229	$11,323
1/31/24	$12,039	$11,198	$11,375
2/29/24	$12,113	$11,040	$11,425
3/31/24	$12,178	$11,142	$11,478
4/30/24	$12,244	$10,860	$11,529
5/31/24	$12,302	$11,044	$11,583
6/30/24	$12,352	$11,149	$11,635
7/31/24	$12,395	$11,409	$11,689
8/31/24	$12,453	$11,573	$11,743
9/30/24	$12,503	$11,728	$11,795
10/31/24	$12,567	$11,437	$11,845
11/30/24	$12,632	$11,558	$11,893
12/31/24	$12,708	$11,369	$11,939
1/31/25	$12,772	$11,430	$11,985
2/28/25	$12,819	$11,681	$12,026
3/31/25	$12,854	$11,685	$12,071
4/30/25	$12,868	$11,731	$12,114
5/31/25	$12,946	$11,647	$12,159
6/30/25	$13,007	$11,826	$12,203
7/31/25	$13,071	$11,795	$12,248
8/31/25	$13,138	$11,936	$12,294
9/30/25	$13,174	$12,067	$12,338
10/31/25	$13,228	$12,142	$12,382
11/30/25	$13,272	$12,217	$12,423
12/31/25	$13,321	$12,199	$12,464

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 662,769,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 1,584,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026489
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,101	$10,138
2/29/16	$10,062	$10,210
3/31/16	$10,195	$10,303
4/30/16	$10,249	$10,343
5/31/16	$10,271	$10,345
6/30/16	$10,417	$10,531
7/31/16	$10,524	$10,598
8/31/16	$10,505	$10,586
9/30/16	$10,536	$10,580
10/31/16	$10,473	$10,499
11/30/16	$10,212	$10,250
12/31/16	$10,268	$10,265
1/31/17	$10,338	$10,285
2/28/17	$10,421	$10,354
3/31/17	$10,424	$10,349
4/30/17	$10,510	$10,428
5/31/17	$10,596	$10,509
6/30/17	$10,607	$10,498
7/31/17	$10,672	$10,543
8/31/17	$10,808	$10,638
9/30/17	$10,768	$10,587
10/31/17	$10,747	$10,593
11/30/17	$10,716	$10,580
12/31/17	$10,772	$10,628
1/31/18	$10,671	$10,506
2/28/18	$10,599	$10,406
3/31/18	$10,639	$10,473
4/30/18	$10,551	$10,395
5/31/18	$10,584	$10,469
6/30/18	$10,588	$10,456
7/31/18	$10,611	$10,459
8/31/18	$10,655	$10,526
9/30/18	$10,598	$10,458
10/31/18	$10,561	$10,376
11/30/18	$10,588	$10,438
12/31/18	$10,715	$10,630
1/31/19	$10,864	$10,742
2/28/19	$10,880	$10,736
3/31/19	$11,032	$10,942
4/30/19	$11,051	$10,945
5/31/19	$11,249	$11,139
6/30/19	$11,374	$11,279
7/31/19	$11,371	$11,304
8/31/19	$11,681	$11,597
9/30/19	$11,634	$11,535
10/31/19	$11,670	$11,570
11/30/19	$11,634	$11,564
12/31/19	$11,610	$11,556
1/31/20	$11,889	$11,778
2/29/20	$12,049	$11,990
3/31/20	$11,823	$11,920
4/30/20	$12,069	$12,132
5/31/20	$12,185	$12,188
6/30/20	$12,323	$12,265
7/31/20	$12,495	$12,448
8/31/20	$12,470	$12,348
9/30/20	$12,478	$12,341
10/31/20	$12,423	$12,286
11/30/20	$12,571	$12,406
12/31/20	$12,614	$12,424
1/31/21	$12,555	$12,334
2/28/21	$12,377	$12,156
3/31/21	$12,220	$12,005
4/30/21	$12,327	$12,099
5/31/21	$12,365	$12,139
6/30/21	$12,463	$12,224
7/31/21	$12,585	$12,361
8/31/21	$12,568	$12,337
9/30/21	$12,471	$12,231
10/31/21	$12,434	$12,227
11/30/21	$12,455	$12,263
12/31/21	$12,454	$12,232
1/31/22	$12,221	$11,968
2/28/22	$12,089	$11,835
3/31/22	$11,690	$11,506
4/30/22	$11,225	$11,069
5/31/22	$11,271	$11,141
6/30/22	$11,013	$10,966
7/31/22	$11,260	$11,234
8/31/22	$10,978	$10,917
9/30/22	$10,487	$10,445
10/31/22	$10,301	$10,310
11/30/22	$10,682	$10,689
12/31/22	$10,674	$10,641
1/31/23	$11,034	$10,968
2/28/23	$10,754	$10,684
3/31/23	$10,956	$10,956
4/30/23	$11,022	$11,022
5/31/23	$10,923	$10,902
6/30/23	$10,886	$10,863
7/31/23	$10,927	$10,856
8/31/23	$10,851	$10,786
9/30/23	$10,580	$10,512
10/31/23	$10,393	$10,346
11/30/23	$10,881	$10,815
12/31/23	$11,307	$11,229
1/31/24	$11,326	$11,198
2/29/24	$11,187	$11,040
3/31/24	$11,299	$11,142
4/30/24	$11,038	$10,860
5/31/24	$11,245	$11,044
6/30/24	$11,344	$11,149
7/31/24	$11,624	$11,409
8/31/24	$11,767	$11,573
9/30/24	$11,930	$11,728
10/31/24	$11,628	$11,437
11/30/24	$11,770	$11,558
12/31/24	$11,593	$11,369
1/31/25	$11,658	$11,430
2/28/25	$11,965	$11,681
3/31/25	$11,979	$11,685
4/30/25	$11,995	$11,731
5/31/25	$11,908	$11,647
6/30/25	$12,116	$11,826
7/31/25	$12,093	$11,795
8/31/25	$12,269	$11,936
9/30/25	$12,428	$12,067
10/31/25	$12,566	$12,142
11/30/25	$12,646	$12,217
12/31/25	$12,624	$12,199

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,579,121,000
Holdings Count | Holding	1,557
Advisory Fees Paid, Amount	$ 11,181,000
InvestmentCompanyPortfolioTurnover	505.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000030985
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,138
2/29/16	$10,061	$10,210
3/31/16	$10,192	$10,303
4/30/16	$10,246	$10,343
5/31/16	$10,267	$10,345
6/30/16	$10,411	$10,531
7/31/16	$10,518	$10,598
8/31/16	$10,498	$10,586
9/30/16	$10,528	$10,580
10/31/16	$10,465	$10,499
11/30/16	$10,202	$10,250
12/31/16	$10,257	$10,265
1/31/17	$10,327	$10,285
2/28/17	$10,410	$10,354
3/31/17	$10,411	$10,349
4/30/17	$10,496	$10,428
5/31/17	$10,582	$10,509
6/30/17	$10,591	$10,498
7/31/17	$10,655	$10,543
8/31/17	$10,790	$10,638
9/30/17	$10,750	$10,587
10/31/17	$10,727	$10,593
11/30/17	$10,695	$10,580
12/31/17	$10,751	$10,628
1/31/18	$10,649	$10,506
2/28/18	$10,576	$10,406
3/31/18	$10,615	$10,473
4/30/18	$10,527	$10,395
5/31/18	$10,558	$10,469
6/30/18	$10,561	$10,456
7/31/18	$10,583	$10,459
8/31/18	$10,627	$10,526
9/30/18	$10,569	$10,458
10/31/18	$10,531	$10,376
11/30/18	$10,557	$10,438
12/31/18	$10,683	$10,630
1/31/19	$10,831	$10,742
2/28/19	$10,846	$10,736
3/31/19	$10,996	$10,942
4/30/19	$11,014	$10,945
5/31/19	$11,211	$11,139
6/30/19	$11,334	$11,279
7/31/19	$11,331	$11,304
8/31/19	$11,638	$11,597
9/30/19	$11,591	$11,535
10/31/19	$11,625	$11,570
11/30/19	$11,589	$11,564
12/31/19	$11,564	$11,556
1/31/20	$11,841	$11,778
2/29/20	$11,999	$11,990
3/31/20	$11,773	$11,920
4/30/20	$12,017	$12,132
5/31/20	$12,131	$12,188
6/30/20	$12,268	$12,265
7/31/20	$12,438	$12,448
8/31/20	$12,412	$12,348
9/30/20	$12,419	$12,341
10/31/20	$12,364	$12,286
11/30/20	$12,510	$12,406
12/31/20	$12,552	$12,424
1/31/21	$12,492	$12,334
2/28/21	$12,313	$12,156
3/31/21	$12,156	$12,005
4/30/21	$12,262	$12,099
5/31/21	$12,298	$12,139
6/30/21	$12,395	$12,224
7/31/21	$12,516	$12,361
8/31/21	$12,497	$12,337
9/30/21	$12,400	$12,231
10/31/21	$12,363	$12,227
11/30/21	$12,382	$12,263
12/31/21	$12,380	$12,232
1/31/22	$12,147	$11,968
2/28/22	$12,015	$11,835
3/31/22	$11,618	$11,506
4/30/22	$11,155	$11,069
5/31/22	$11,199	$11,141
6/30/22	$10,942	$10,966
7/31/22	$11,186	$11,234
8/31/22	$10,906	$10,917
9/30/22	$10,416	$10,445
10/31/22	$10,231	$10,310
11/30/22	$10,609	$10,689
12/31/22	$10,599	$10,641
1/31/23	$10,956	$10,968
2/28/23	$10,678	$10,684
3/31/23	$10,877	$10,956
4/30/23	$10,942	$11,022
5/31/23	$10,842	$10,902
6/30/23	$10,805	$10,863
7/31/23	$10,845	$10,856
8/31/23	$10,769	$10,786
9/30/23	$10,498	$10,512
10/31/23	$10,312	$10,346
11/30/23	$10,795	$10,815
12/31/23	$11,217	$11,229
1/31/24	$11,235	$11,198
2/29/24	$11,096	$11,040
3/31/24	$11,207	$11,142
4/30/24	$10,947	$10,860
5/31/24	$11,151	$11,044
6/30/24	$11,248	$11,149
7/31/24	$11,525	$11,409
8/31/24	$11,666	$11,573
9/30/24	$11,827	$11,728
10/31/24	$11,526	$11,437
11/30/24	$11,666	$11,558
12/31/24	$11,490	$11,369
1/31/25	$11,553	$11,430
2/28/25	$11,856	$11,681
3/31/25	$11,869	$11,685
4/30/25	$11,884	$11,731
5/31/25	$11,797	$11,647
6/30/25	$12,002	$11,826
7/31/25	$11,978	$11,795
8/31/25	$12,152	$11,936
9/30/25	$12,308	$12,067
10/31/25	$12,444	$12,142
11/30/25	$12,521	$12,217
12/31/25	$12,499	$12,199

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,579,121,000
Holdings Count | Holding	1,557
Advisory Fees Paid, Amount	$ 11,181,000
InvestmentCompanyPortfolioTurnover	505.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026490
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,102	$10,138
2/29/16	$10,064	$10,210
3/31/16	$10,198	$10,303
4/30/16	$10,254	$10,343
5/31/16	$10,277	$10,345
6/30/16	$10,424	$10,531
7/31/16	$10,533	$10,598
8/31/16	$10,515	$10,586
9/30/16	$10,547	$10,580
10/31/16	$10,486	$10,499
11/30/16	$10,226	$10,250
12/31/16	$10,283	$10,265
1/31/17	$10,354	$10,285
2/28/17	$10,439	$10,354
3/31/17	$10,444	$10,349
4/30/17	$10,531	$10,428
5/31/17	$10,619	$10,509
6/30/17	$10,630	$10,498
7/31/17	$10,697	$10,543
8/31/17	$10,835	$10,638
9/30/17	$10,796	$10,587
10/31/17	$10,776	$10,593
11/30/17	$10,746	$10,580
12/31/17	$10,804	$10,628
1/31/18	$10,704	$10,506
2/28/18	$10,633	$10,406
3/31/18	$10,675	$10,473
4/30/18	$10,588	$10,395
5/31/18	$10,622	$10,469
6/30/18	$10,627	$10,456
7/31/18	$10,651	$10,459
8/31/18	$10,698	$10,526
9/30/18	$10,641	$10,458
10/31/18	$10,605	$10,376
11/30/18	$10,634	$10,438
12/31/18	$10,763	$10,630
1/31/19	$10,914	$10,742
2/28/19	$10,932	$10,736
3/31/19	$11,085	$10,942
4/30/19	$11,106	$10,945
5/31/19	$11,307	$11,139
6/30/19	$11,433	$11,279
7/31/19	$11,432	$11,304
8/31/19	$11,745	$11,597
9/30/19	$11,699	$11,535
10/31/19	$11,737	$11,570
11/30/19	$11,702	$11,564
12/31/19	$11,680	$11,556
1/31/20	$11,962	$11,778
2/29/20	$12,124	$11,990
3/31/20	$11,898	$11,920
4/30/20	$12,147	$12,132
5/31/20	$12,265	$12,188
6/30/20	$12,406	$12,265
7/31/20	$12,581	$12,448
8/31/20	$12,557	$12,348
9/30/20	$12,566	$12,341
10/31/20	$12,513	$12,286
11/30/20	$12,664	$12,406
12/31/20	$12,709	$12,424
1/31/21	$12,651	$12,334
2/28/21	$12,472	$12,156
3/31/21	$12,316	$12,005
4/30/21	$12,426	$12,099
5/31/21	$12,465	$12,139
6/30/21	$12,566	$12,224
7/31/21	$12,691	$12,361
8/31/21	$12,674	$12,337
9/30/21	$12,578	$12,231
10/31/21	$12,543	$12,227
11/30/21	$12,565	$12,263
12/31/21	$12,567	$12,232
1/31/22	$12,332	$11,968
2/28/22	$12,201	$11,835
3/31/22	$11,800	$11,506
4/30/22	$11,332	$11,069
5/31/22	$11,379	$11,141
6/30/22	$11,120	$10,966
7/31/22	$11,371	$11,234
8/31/22	$11,088	$10,917
9/30/22	$10,593	$10,445
10/31/22	$10,407	$10,310
11/30/22	$10,793	$10,689
12/31/22	$10,786	$10,641
1/31/23	$11,151	$10,968
2/28/23	$10,870	$10,684
3/31/23	$11,075	$10,956
4/30/23	$11,143	$11,022
5/31/23	$11,044	$10,902
6/30/23	$11,008	$10,863
7/31/23	$11,052	$10,856
8/31/23	$10,976	$10,786
9/30/23	$10,703	$10,512
10/31/23	$10,515	$10,346
11/30/23	$11,010	$10,815
12/31/23	$11,443	$11,229
1/31/24	$11,463	$11,198
2/29/24	$11,324	$11,040
3/31/24	$11,439	$11,142
4/30/24	$11,177	$10,860
5/31/24	$11,387	$11,044
6/30/24	$11,489	$11,149
7/31/24	$11,774	$11,409
8/31/24	$11,920	$11,573
9/30/24	$12,087	$11,728
10/31/24	$11,783	$11,437
11/30/24	$11,928	$11,558
12/31/24	$11,750	$11,369
1/31/25	$11,817	$11,430
2/28/25	$12,130	$11,681
3/31/25	$12,146	$11,685
4/30/25	$12,163	$11,731
5/31/25	$12,077	$11,647
6/30/25	$12,289	$11,826
7/31/25	$12,267	$11,795
8/31/25	$12,448	$11,936
9/30/25	$12,611	$12,067
10/31/25	$12,752	$12,142
11/30/25	$12,834	$12,217
12/31/25	$12,814	$12,199

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,579,121,000
Holdings Count | Holding	1,557
Advisory Fees Paid, Amount	$ 11,181,000
InvestmentCompanyPortfolioTurnover	505.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).